================================================================================
                                                      '33 Act File No. 333-94037
                                                      '40 Act File No. 811-8301

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

                REGISTRATION UNDER THE SECURITIES ACT OF 1933       |_|

                       PRE-EFFECTIVE AMENDMENT NO. ___              |_|


                       POST-EFFECTIVE AMENDMENT NO. 8               |X|


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                ACT OF 1940                         |_|


                               AMENDMENT NO. 8 |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                           (Exact Name of Registrant)
                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


         PATRICIA R. HATLER, ESQ.               With Copies To:
         SECRETARY                              JOHN S. (SCOTT) KREIGHBAUM, ESQ.
         ONE NATIONWIDE PLAZA                   MICHAEL R. MOSER, ESQ.
         COLUMBUS, OHIO 43215-2220              ONE NATIONWIDE PLAZA, 1-09-V3
                                                COLUMBUS, OHIO 43215-2220
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)


|_| Immediately upon filing pursuant to paragraph (b)

|X| On May 1, 2003 pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                        NATIONWIDE LIFE INSURANCE COMPANY
                                     Through
                        NATIONWIDE VLI SEPARATE ACCOUNT-4
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   The Date Of This Prospectus Is May 1, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Variable life insurance is complex. This prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Please read this entire prospectus and consult with a trusted financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

================================================================================
           TELEPHONE: 1-866-221-1100
                 TDD: 1-800-238-3035

            INTERNET: www.bestofamerica.com

           U.S. MAIL: Nationwide Life Insurance Company
                      One Nationwide Plaza, RR1-04-D4
                      Columbus, OH 43215-2220
================================================================================

--------------------------------------------------------- ----------------------
--------------------------------------------------------------------------------

PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND ALL RIGHTS AND OBLIGATIONS.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
       -------------------------------------------------------------------
         THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN
          EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL
                               GOVERNMENT AGENCY.
       -------------------------------------------------------------------
       -------------------------------------------------------------------
       THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
       -------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


TABLE OF CONTENTS...................................i

IN SUMMARY: POLICY BENEFITS.........................1

IN SUMMARY: POLICY RISKS............................3

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY....................................  4

IN SUMMARY: FEE TABLES..............................6

THE POLICY.........................................12

   Policy Owner....................................12

   The Beneficiaries...............................12

   To Purchase.....................................13

   Coverage........................................13

   Supplemental Coverage...........................13

   Coverage Effective Date.........................14

   Temporary Insurance Coverage....................14

   To Cancel (Examination Right)...................14

   To Change Coverage..............................14

   Sub-Account Portfolio Transfers.................15

   Fixed Account Transfers.........................16

   Modes To Effect A Transfer......................16

   Conversion Right................................16

   To Terminate Or Surrender.......................17

   To Assign.......................................17

   Proceeds Upon Maturity..........................17

   Reminders, Reports And Illustrations............18

   Errors Or Misstatements.........................18

   Incontestability................................19

   If We Modify The Policy.........................19

RIDERS.............................................19

   Adjusted Sales Load Life Insurance Rider........20

   Estate Protection Rider.........................20

   Policy Split Option Rider.......................20

PREMIUM............................................21

   Initial Premium.................................21

   Subsequent Premiums.............................22

CHARGES............................................22

   Sales Load .....................................23

   Premium Taxes...................................23

   Surrender Charges...............................23

   Partial Surrender Fee...........................25

   Cost Of Insurance...............................25

   Mortality And Expense Risk......................26

   Per $1,000 Of Specified Amount..................26

   Administrative..................................27

   Adjusted Sales Load Life Insurance Rider........27

   Loan Amount Interest............................28

   Estate Protection Rider.........................28
-
   Policy Split Option Rider.......................28

TO ALLOCATE NET PREMIUM AND SUB-ACCOUNT VALUATION..28

   Variable Investment Options.....................29

   The Fixed Investment Option.....................29

   Allocation Of Net Premium And Cash Value........30

   When Sub-Account Accumulation Units Are Valued..30

   How Investment Experience Is Determined.........31

   Cash Value......................................31

   Dollar Cost Averaging...........................32

   Asset Rebalancing...............................33

THE DEATH BENEFIT..................................34

   Calculation Of The Death Benefit Proceeds.......34

   Death Benefit Options...........................34

   The Minimum Required Death Benefit..............34

   Changes In The Death Benefit Option.............36

   Suicide.........................................36

SURRENDERS.........................................37

   Full Surrender..................................37

   Partial Surrender...............................37

   Reduction Of Specified Amount On A
   Partial Surrender...............................38


THE PAYOUT OPTIONS.................................39

   Interest Income.................................39

   Income For A Fixed Period.......................40

   Life Income With Payments Guaranteed............40

   Fixed Income For Varying Periods................40

   Joint And Survivor Life.........................40

   Alternate Life Income...........................40

POLICY LOANS.......................................41

   Loan Amount And Interest........................41

   Collateral And Interest.........................41

   Repayment.......................................41

   Effect Of Policy Loans..........................42

LAPSE..............................................42

   Guaranteed Policy Continuation Provision........43

   Grace Period....................................44

   Reinstatement...................................44

TAXES..............................................45

   Types Of Taxes Of Which To Be Aware.............45

   Buying The Policy...............................46

   Investment Gain In The Policy...................46

   Periodic Withdrawals, Non-Periodic Withdrawals
   And Loans.......................................47

   Terminal Illness................................48

   Surrender Of The Policy.........................48

   Withholding.....................................49

   Exchanging The Policy For Another Life
   Insurance Policy................................49

   Special Note Regarding The Policy Split
   Option Rider....................................49

   Taxation Of Death Benefits......................50

   Taxes And The Value Of Your Policy..............50

   Tax Changes.....................................51

NATIONWIDE LIFE INSURANCE COMPANY..................52

NATIONWIDE VLI SEPARATE ACCOUNT-4..................52

   Organization, Registration And Operation........52

   Addition, Deletion Or Substitution Of
   Mutual Funds....................................53

   Voting Rights...................................53

LEGAL PROCEEDINGS..................................54

   Nationwide Life Insurance Company...............54

   Nationwide Investment Services Corporation......56

FINANCIAL STATEMENTS...............................56

APPENDIX A: DEFINITIONS...........................A-1

APPENDIX B: SUB-ACCOUNT PORTFOLIOS................B-1

                           IN SUMMARY: POLICY BENEFITS

     Appendix A defines certain words and phrases we use in this prospectus.

DEATH  BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when both Insureds die.


YOUR CHOICE OF DEATH BENEFIT

|X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death OPTIONS Benefit under federal tax law.

|X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

|X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.


For more information, see "The Death Benefit," beginning on page 34.

YOUR OR YOUR BENEFICIARY'S CHOICE
OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 39.


COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

|X| Change the Death Benefit option;

|X| Increase or decrease the Specified Amount;

|X| Change your beneficiaries; and

|X| Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 36; "To Change Coverage," beginning on page 14; "The Beneficiaries," beginning on page 12; and "To Assign," beginning on page 17.


CONTINUATION OF COVERAGE IS
GUARANTEED

Your policy will remain In Force so long as you pay the Policy Continuation Premium Amount. For more information, see "Guaranteed Policy Continuation Provision," beginning on page 43.



ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

     |X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios and 100% of the fixed account, less any surrender charges. The minimum amount is $200. For more information, see "Policy Loans," beginning on page 41.

     |X| Take a partial surrender of no less than $200. For more information, see "Partial Surrender," beginning on page 37.

     |X| Surrender the policy at any time while either Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans and surrender charges. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 37 and "The Payout Options," beginning on page 39.

PREMIUM FLEXIBILITY

While we would like you to select a premium payment plan, you will not be required to make your Premium payments accordingly. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 21.

INVESTMENT  OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options in any proportion:

     |X| The fixed investment option will earn interest daily at an annual effective rate of at least 3%.



     |X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-4 into an equal number of Sub-Account portfolios, identified in Appendix B to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.


For more information, see "To Allocate Net Premium And Sub-Account Valuation," beginning on page 28 and "Appendix B: Sub-Account Portfolios," beginning on page B-1.

TRANSFERS BETWEEN AND AMONG
INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 15. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 32.


TAXES

Unless you make a withdrawal, generally, you will not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 34. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 45.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while an Insured is alive. For more information, see "To Assign," beginning on page 17.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 14.

RIDERS

You purchase any of the available Riders to suit your needs. Availability will vary by state, and there may be an additional charge.


     |X|  Adjusted Sales Load Life Insurance Rider

     |X|  Estate Protection Rider

     |X|  Policy Split Option Rider

     For  more information, see "Riders," beginning on page 19.

                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

UNFAVORABLE INVESTMENT EXPERIENCE

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage, sooner than might have been foreseen.

EFFECT OF PARTIAL SURRENDERS AND POLICY LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

A partial surrender or policy loan would impact the policy's Death Benefit, depending on how the Death Benefit option you have chosen, at the time it becomes payable relates, to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 47. For example, distributions from the policy may be taxed differently.

Special rules will apply
for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER RESTRICTIONS AND LIMITATIONS

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year. Then, we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO LIMITATIONS

You may request 20 transfer events among Sub-Account portfolios a year via the Internet, telephone, facsimile or the U.S. mail. Afterwards, you will only be able to make a transfer request via the U.S. mail through the end of the calendar year. The number of requests is not cumulative, and this limitation automatically resets at the beginning of every calendar year. For more information, see "Sub-Account Portfolio Transfers," beginning on page 15.

SUB-ACCOUNT PORTFOLIO INVESTMENT RISK

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

|X|  It will provide economic protection to a beneficiary.

|X|  It may build Cash Value.

     Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

     While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

     Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR, BUT ALSO DIFFERENT, TO SURVIVORSHIP UNIVERSAL LIFE INSURANCE.

|X|  You will pay Premiums for life insurance coverage on both Insureds.

|X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while either Insured is alive.

|X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different than survivorship universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account). Also, that its Cash Value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSUREDS' DEATHS, HERE IS A BASIC OVERVIEW. (BUT PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

          |X| At issue, the policy will require a minimum initial Premium payment.

               Among other considerations, this amount will be based on: the Insureds' ages;sexes; the underwriting classes; any substandard ratings; the Specified Amount; the amount of any supplemental coverage; the Death Benefit option; and the choice of any Riders.

          |X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees. |X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

          |X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.

          |X| You may be able to vary the timing and amount of Premium payments.

               So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

          |X| After the first year from the policy Date, you may request to increase or decrease the policy's Specified Amount.

               This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

          |X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

               As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

          |X| Prior to the Insureds' deaths, you may withdraw all, or a portion (after the first year from the Policy Date), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.


               Withdrawals and loans are subject to restrictions, will reduce the Death Benefit and increase the likelihood of the policy Lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

  THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

  FOR MORE INFORMATION, SEE "CHARGES," BEGINNING ON PAGE 22.


================================================================================
                                TRANSACTION FEES
================================================================================
=========================================== ============================= ======

                  Charge                      When Charge Is Deducted                         Amount Deducted
------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ---------------------------- ----------------------------

              SALES LOAD (1)                   Upon Making A Premium          Maximum Guaranteed                Currently
                                                     Payment

------------------------------------------- ----------------------------- ---------------------------- ----------------------------
------------------------------------------- ----------------------------- ---------------------------- ----------------------------

                                                                                      $15                          $15

------------------------------------------- ----------------------------- ---------------------------- ----------------------------
------------------------------------------- ----------------------------- ---------------------------------------------------------

                                                                                       Per $1,000 Of Premium Payment

------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ------------------- ------------------ ------------------
------------------------------------------- ----------------------------- ---------------------------------------------------------

              PREMIUM TAXES                    Upon Making A Premium                 $35 Per $1,000 Of Premium Payment
                                                    Payment

------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ---------------------------- ----------------------------

                                                Upon Full Surrender               Maximum (5)                  Minimum (6)
     SURRENDER CHARGES (2), (3), (4)


  Representative - Male And Female, Both
 Age 55 And Non-tobacco Preferred, With A
 Specified Amount Of $1,000,000 And Death
            Benefit Option One

------------------------------------------- ----------------------------- ---------------------------- ----------------------------
------------------------------------------- ----------------------------- ---------------------------- ----------------------------

                                                                                  $130,244.70                   $4,646.78

------------------------------------------- ----------------------------- ---------------------------- ----------------------------
------------------------------------------- ----------------------------- ---------------------------------------------------------

                                                                                             Representative (7)

------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ---------------------------------------------------------

                                                                                                 $11,186.63

------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ---------------------------------------------------------

                                                                                Proportionately From The Policy's Cash Value

------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ----------------- ----------------- ---------------------
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
           ILLUSTRATION CHARGE                   Upon Requesting An            Maximum Guaranteed               Currently
                                                   Illustration
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
                                                                                      $25                           0
------------------------------------------- ----------------------------- ----------------------------- ---------------------------


------------------------------------------- ----------------------------- ----------------------------- ---------------------------

        PARTIAL SURRENDER FEE (8)                      Upon A                Maximum Guaranteed (9)             Currently

                                                 Partial Surrender
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
                                                                                      $25                           0
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
------------------------------------------- ----------------------------- ---------------------------------------------------------

                                                                                From The Policy's Available Cash Value (10)

------------------------------------------- ----------------------------- ---------------------------------------------------------


  (1) We deduct one charge composed of the sales load and premium taxes. On the Policy Data Page, we call the combined charge a Premium Load. From the eleventh year from the Policy Date, the current charge is $5 per $1,000 of Premium payment.

  (2) This charge is comprised of two components. There is an underwriting component, which is based on the Insured's age (when the policy was issued). There is also a sales expense component, which is based on and varies by the Insured's sex, age (when the policy was issued) and underwriting class. The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date. For example, by the ninth year, the amount is 30% of the surrender charge, and, thereafter, there is no charge for a full surrender. A surrender charge will apply if you surrender or lapse the policy, or if you request to decrease the Specified Amount. We will calculate a separate surrender charge based on the Specified Amount, and each increase in the Specified Amount, which, when added together, will amount to your surrender charge. For more information, see "Surrender Charges," beginning on page 23. The surrender charge for decreases in the Specified Amount will be a fraction of the charge for a full surrender.

  (3) To be able to present dollar amounts of this charge here, we assume a full surrender occurring in the first year from the Policy Date.

  (4) Ask for an illustration, or see the Policy Data Page for more information on your cost.

  (5) The amount is based on two Insureds, one of whom is rated Table Z. The other is a male, rated Table F, who uses tobacco (representing our gratest underwriting risk). We assume a policy with a Specified Amount of $1,000,000 and Death Benefit Option One on which was paid an aggregate first year Premium in excess of the Guideline Annual Premium.

  (6) The amount is based on two females, both of whom are age 21 and do not use tobacco. We assume a policy with a Specified Amount of $1,000,000 and Death Benefit Option One.

  (7)  This amount may not be representative of your cost.

  (8) You may request a partial surrender after the first year from the Policy Date.

  (9) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender.

 (10) Besides this charge, the Cash Value available for a partial surrender is subject to any outstanding policy loans.

  THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

================================================================================
      PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
================================================================================
===================================== ============================= ============

               Charge                   When Charge Is Deducted                            Amount Deducted
                                                                                          From Cash Values
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- ------------------- ---------------------

    COST OF INSURANCE (11), (12)                Monthly                   Minimum              Maximum        Representative (13)

    Representative - For Male And
      Female, Both Age 55 And
   Non-tobacco, With A Specified
   Amount Of $1,000,000 And Death
         Benefit Option One
------------------------------------- ----------------------------- -------------------- ------------------- ---------------------
------------------------------------- ----------------------------- -------------------- ------------------- ---------------------

                                                                          $0.0001              $83.33               $0.004

------------------------------------- ----------------------------- -------------------- ------------------- ---------------------
------------------------------------- ----------------------------- --------------------------------------------------------------
                                                                    Per $1,000 Of Net Amount At Risk - Proportionately From Your
                                                                            Chosen Variable And Fixed Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- --------------------------------------------------------------

     MORTALITY AND EXPENSE RISK                 Monthly                          $0.60 Per $1,000 Of Cash Value (14)

------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- --------------------------------------------------------------

                                                                    Proportionately From Your Chosen Variable Investment Options

------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- ------------------- ---------------------

   PER $1,000 OF SPECIFIED AMOUNT               Monthly                   Minimum             Maximum        Representative (17)
             (15), (16)

------------------------------------- ----------------------------- -------------------- ------------------- ---------------------
------------------------------------- ----------------------------- -------------------- ------------------- ---------------------
                                                                           $0.06               $0.40                $0.23
------------------------------------- ----------------------------- -------------------- ------------------- ---------------------
------------------------------------- ----------------------------- --------------------------------------------------------------

                                                                     Per $1,000 Of Specified Amount - Proportionately From Your
                                                                                 Chosen Variable Investment Options

------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- ------------------------------- ------------------------------

           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                  Currently

------------------------------------- ----------------------------- ------------------------------- ------------------------------
------------------------------------- ----------------------------- ------------------------------- ------------------------------

                                                                                 $10                          $10 (18)

------------------------------------- ----------------------------- ------------------------------- ------------------------------
------------------------------------- ----------------------------- --------------------------------------------------------------

                                                                         Proportionately From Your Chosen Variable And Fixed
                                                                                         Investment Options

------------------------------------- ----------------------------- --------------------------------------------------------------

------------------------------------- ----------------------------- ------------

            LOAN AMOUNT                         Annually                  Maximum Guaranteed                  Currently
            INTEREST (19)

------------------------------------- ----------------------------- ------------------------------- ------------------------------
------------------------------------- ----------------------------- ------------------------------- ------------------------------

                                                                                 $39                             $39

------------------------------------- ----------------------------- ------------------------------- ------------------------------
------------------------------------- ----------------------------- --------------------------------------------------------------

                                                                              Per $1,000 Of An Outstanding Policy Loan

------------------------------------- ----------------------------- --------------------------------------------------------------


 (11) This charge varies by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; the year from the Policy Date and the Specified Amount.

 (12) Ask for an illustration, or see the Policy Data Page for more information on your cost.

 (13) This amount may not be representative of your cost.

 (14) During the first through fifteenth years from the Policy Date, this charge is: $0.60 per $1,000 on the first $25,000 of Cash Value; $0.30 per $1,000 on $25,001 up to $250,000 of Cash Value; and $0.10 per $1,000 of Cash Value over $250,000. Thereafter, this charge is: $0.60 per $1,000 on the first $25,000 of Cash Value; and $0.10 per $1,000 of Cash Value over $25,000.

 (15) We deduct this charge during the first through third years from the Policy Date, which will not exceed $750 per month. This charge varies by the Insureds' ages, the year from the Policy Date and the Specified Amount. This charge does not apply to that portion of your Specified Amount that constitutes supplemental insurance coverage. For more information, see "Temporary Insurance Coverage," beginning on page 14.

 (16) Ask for an illustration, or see the Policy Data Page for more information on your cost.

 (17) This amount may not be representative of your cost.

 (18) During the first year from the Policy Date, the monthly maximum guaranteed amount is $10, and the monthly current amount is $10. During the second through twentieth year from the Policy Date, the monthly maximum guaranteed amount is $8, and the monthly current amount is $8, for policies with a total Specified Amount of less than $150,000; otherwise, the monthly maximum guaranteed amount is $5, and the monthly current amount is $5. Thereafter, there is no charge.

 (19) We charge interest on the amount of an outstanding policy loan, at the rate of 3.9% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date. If left unpaid, we will add it to the loan amount. As collateral or security for repayment, we transfer an equal amount of Cash Value to the loan account, on which interest accrues and is credited daily. During years two through ten from the Policy Date, the minimum guaranteed interest crediting rate is 3.0% per annum, and the current interest crediting rate is 3.0% per annum. (During the first year from the Policy Date, no policy loans may be taken.) From the eleventh year, the minimum guaranteed interest crediting rate is 3.65% per annum, and the current interest crediting rate is 3.9% per annum. The effect is a net cost of no more than 0.90% per annum during the first ten years, and 0.25% per annum thereafter, based on the minimum guaranteed interest crediting rates. Based on the current interest crediting rates, the net cost is 0.90% per annum during the first ten years, and 0 thereafter. For more information, see "Policy Loans," beginning on page 41.

================================================================================

 PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES FOR RIDERS

================================================================================
===================================== ============================= ============

        Optional Charge (20)            When Optional Charge Is                           Amount Deducted

                                                Deducted                                  From Cash Value


------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- --------------------------------------------------------------

 ADJUSTED SALES LOAD LIFE INSURANCE             Monthly                                         $0.13

               RIDER
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- --------------------------------------------------------------

                                                                            Per $1,000 of Premium and 1% of Premium Load
                                                                         Proportionately From Your Chosen Variable And Fixed
                                                                                         Investment Options

------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
         ESTATE PROTECTION                      Monthly                   Minimum              Maximum          Representative

             RIDER (21)
   Representative - For Male And
      Female, Both Age 55 And
   Non-tobacco, With A Specified
   Amount Of $1,000,000 And Death
         Benefit Option One

------------------------------------- ----------------------------- -------------------- -------------------- --------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
                                                                           $0.05               $83.33                $0.14
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
------------------------------------- ----------------------------- --------------------------------------------------------------
                                                                         Per $1,000 Of Additional Death Benefit Protection -
                                                                         Proportionately From Your Chosen Variable And Fixed
                                                                                         Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
        POLICY SPLIT OPTION                     Monthly                   Minimum              Maximum          Representative

             RIDER (22)
   Representative - For Male And
      Female, Both Age 55 And
   Non-tobacco, With A Specified
   Amount Of $1,000,000 And Death
         Benefit Option One

------------------------------------- ----------------------------- -------------------- -------------------- --------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------

                                                                           $0.01               $0.025               $0.022

------------------------------------- ----------------------------- -------------------- -------------------- --------------------
------------------------------------- ----------------------------- --------------------------------------------------------------
                                                                     Per $1,000 Of Specified Amount - Proportionately From Your
                                                                            Chosen Variable And Fixed Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------




 (20) You may elect either or both Riders available under this policy. The continuation of a Rider is contingent on the policy being In Force. The amounts presented here may not be representative of your cost. Ask for an illustration, or see the Policy Data Page, for more information on your cost.

 (21) This charge varies (by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; the year from the Policy Date and the Specified Amount) because we calculate it using the cost of insurance rate.

 (22) This charge varies by the Insureds' ages.

  THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

  ALSO, APPENDIX B IDENTIFIES THE AVAILABLE MUTUAL FUNDS, BY NAME, INVESTMENT TYPE AND ADVISER, AND INCLUDES EXPENSE INFORMATION FOR EACH MUTUAL FUND.



TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)

                                                                                           0.27%                   4.37%


--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------


The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while at least one Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for two insureds between the ages of 21 and 85 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.


-------------------------------- -----------------------------------------------


POLICY OWNER

The policy belongs to the owner named in the application. The Insureds, jointly, are the owner, unless a different owner is named in the application, or thereafter changed. After the death of the first Insured, the last surviving Insured is the owner, unless otherwise provided. You may also name a contingent policy owner. A contingent owner will become the owner if the owner dies before any Proceeds become payable. Otherwise, ownership will pass to the owner's estate, if the owner is not the last surviving Insured. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). You may name different owners or contingent owners (so long as the last surviving Insured is alive) by submitting your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. There may be adverse tax consequences. For more information, see "Taxes," beginning on page 45.




-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


THE BENEFICIARIES

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the last surviving Insured's death. So long as the last surviving Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and provide for another distribution than the following.

If a primary beneficiary dies before the last surviving Insured, we will pay the Death Benefit to the remaining primary beneficiaries. We will pay multiple primary beneficiaries in equal shares.

A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the last surviving Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares. To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. The change will not affect any payment we made, or action we took, before we recorded the change.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
-------------------------------- -----------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.


We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Also, we reserve the right to modify our underwriting standards at any time.


The minimum initial Specified Amount is $100,000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and both of the proposed Insureds are alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SUPPLEMENTAL COVERAGE

Supplemental insurance coverage is also available. Supplemental insurance coverage is effectively term life insurance on the Insureds. It cannot exceed 90% of the total Specified Amount. There are no surrender charges, and there is no monthly charge per $1,000 of Specified Amount on the portion of Specified Amount that constitutes supplemental insurance coverage.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



COVERAGE EFFECTIVE DATE

Full insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. It will end upon the Insured's death, once we begin to pay the Proceeds, or when the policy matures. It could end if the policy were to Lapse.

-------------------------------- -----------------------------------------------


TEMPORARY INSURANCE COVERAGE

Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect. You must submit a temporary insurance agreement and make an initial Premium payment. The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of the policy. During this time, we will hold onto your initial Premium payment. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. Before then, temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by refund of the Premium payment). If we issue the policy, what we do with the Net Premium depends on the right to examine law of the state in which you live.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by state law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Net Premium And Sub-Account Valuation" beginning on page 28.



-------------------------------- -----------------------------------------------


TO CHANGE COVERAGE

After the first year from the Policy Date, you may request to change the Specified Amount; however, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 36.


You may request to increase the Specified Amount, by at least $10,000, which will increase the Net Amount At Risk. Because the cost of insurance charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will also cause the policy's cost of insurance charge to increase. As a result, there will be a corresponding increase in the periodic charges we deduct from the policy's Cash Value. Also, an increase in the Specified Amount may cause an increase to the amount of your subsequent Premium payments and the likelihood that the policy is at risk of lapsing sooner. For more information, see "Lapse," beginning on page 42.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. For more information, see "To Purchase," beginning on page 13. Also, we will deny a request that would disqualify the policy as a contract for life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 34.

To change the Specified Amount, you must submit your written request to us at our Home Office. You must provide us with evidence of insurability that satisfies our underwriting standards. The Insureds must be within the required issue ages of 21 and 85. If you have supplemental insurance coverage, we will make the change proportionately. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

SUB-ACCOUNT PORTFOLIO TRANSFERS

Prior to the policy's Maturity Date, you may make transfers among the available Sub-Account portfolios.


You will be able to submit transfer requests among the Sub-Account portfolios in writing by U.S. mail. On a daily basis, we will group transfer requests into transfer events. A "transfer event" is any Valuation Period on which allocations are moved between investment options, regardless of the quantity of reallocations. For example, if you move the Policy's Cash Value between 20 Sub-Account portfolios in one day, the entire reallocation only counts as one transfer event. Transfer events include transfers made pursuant to any dollar cost averaging program you have elected, and in rebalancing assets. For more information, see "Dollar Cost Averaging" beginning on page 32, and "Asset Rebalancing," beginning on page 33. With the first 20 transfer events of a calendar year, you may choose to submit transfer requests over the telephone, or via the Internet. Afterwards, you must submit all transfer requests in writing by U.S. mail. We will process a transfer at the end of the Valuation Period on which we receive your request.

We will determine the amount you have available for transfers among the Sub-Account portfolios in Accumulation Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 31.

-------------------------------- -----------------------------------------------

FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date. Also, you may not make more than one transfer every 12 months.


On transfers to the fixed account, you may transfer 100% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. However, we reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 25% of the policy's Cash Value.


On transfers from the fixed account, you must make the transfer within 30 days after the end of a calendar quarter.
--------------------------------------------------------------------------------

MODES TO EFFECT A TRANSFER

To make a transfer request, contact us at the telephone numbers or address on the cover page of this prospectus.

We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved. We will employ reasonable procedures to confirm that instructions are genuine, including:

o    requiring forms of personal identification before acting upon instructions;

o    providing you with written confirmation of completed transactions; and/or

o    recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.
--------------------------------------------------------------------------------


CONVERSION RIGHT

You have a conversion right under the policy. At any time within the first 24 months of full insurance coverage, you may elect to transfer all value of the Sub-Account Portfolios to the fixed account, irrespective of our right to refuse a transfer to the fixed account, and we will not assess a transfer charge. You must make this election on our official forms to the Home Office.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-------------------------------- -----------------------------------------------


TO  TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the last surviving Insured dies, the policy matures, or the Grace Period ends. For more information, see "Surrenders," beginning on page 37.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal tax purposes. For more information, see "Surrender Of The Policy," beginning on page 48. The Cash Surrender Value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans," beginning on page 41.

-------------------------------- -----------------------------------------------


TO ASSIGN

You may assign any rights under the policy while either Insured is alive. If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 41.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the Proceeds.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the last surviving Insured's death, after which we will pay the Proceeds to your beneficiary. During this time, you will still be able to request partial surrenders. Availability varies by state. If you accept this offer, either to extend the Maturity Date for the policy value (as defined below), or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), the policy will be endorsed so that:

o    no changes to the Specified Amount will be allowed;


o    no additional Premium payments will be allowed;


o    no additional periodic charges will be deducted;

o 100% of the Cash Value of all Sub-Accounts will be transferred to the policy's fixed account; and

o If the extension is for the policy value, your Proceeds will either consist of the Cash Value or the balance of your accumulated premium account, depending on the applicable Death Benefit option. Under the terms of the offer, if you originally had chosen Death Benefit Option Two, this will change to Death Benefit Option One (if it already was, it remains as is), and the Proceeds your beneficiary will receive will be the policy's Cash Value. If your Death Benefit option was Option Three, the Proceeds your beneficiary will receive will be the balance of your accumulated premium account;

o If the extension is for the Specified Amount, the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 70, but subject to any partial surrenders, which will affect the Specified Amount of a policy with Death Benefit Option One based on the Insured's Attained Age at the time the request for a partial surrender is made. While the Insured is between the Attained Ages of 71 and 90, a partial surrender will decrease the Specified Amount directly. If the Insured is over Attained Age 90, a partial surrender will reduce the Proceeds by the proportion that the partial surrender reduced the policy's Cash Value. Notwithstanding, the Proceeds will be the greater of the policy's Specified Amount or Cash Value; and

o the Maturity Date will not be extended, however, beyond when the policy would fail the definition of life insurance under the Code.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

REMINDERS, REPORTS AND ILLUSTRATIONS

We will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

o the Specified Amount            o the current Cash Value
o Premiums paid                   o the Cash Surrender Value
o all charges since the last      o outstanding Indebtedness
  report


We will send these reminders and reports to the address you provide on the application, or to another you may specify.


At any time, you may ask for an illustration of future benefits and values under the policy. While we do not at present, we may charge if you ask for more than one illustration per year from the Policy Date.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


ERRORS OR MISSTATEMENTS

If you make an error or misstatement in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

We will adjust the Death Benefit and Cash Value by the ratio of the last monthly cost of insurance charge deducted to the monthly cost of insurance charge that would have been deducted on the true age and sex of each insured.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the lifetime of the last surviving Insured for two years from the Policy Date. Similarly, for any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on the change after it has been In Force during the lifetime of the last surviving Insured for two years from the effective date.


-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

--------------------------------------------------------------------------------
                                     RIDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Riders are available for you to purchase to design the policy to meet your specific needs. You may purchase either of them only upon application. Availability will vary by state. You will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decided you no longer need the benefit and let us know in writing at our Home office. For more information on the costs of the Riders, see "In Summary: Fee Tables," beginning on page 6, and "Charges," beginning on page 22.

-------------------------------- -----------------------------------------------


ADJUSTED SALES LOAD LIFE INSURANCE RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is replacing the premium load, which we would otherwise deduct before allocating Net Premiums to your investment options. Instead, we will deduct the Rider's charge, on a monthly basis, from the policy's cash value. You may replace any whole percentage of the entire current premium load and 6%, whichever is less. You may choose to have the Rider apply to the Premiums you pay during any whole number of years from the Policy Date (up to seven). You will be charged for this Rider for the maximum of fifteen years from the Policy Date. If the policy terminates during the first ten years from the Policy Date, we will reduce your cash surrender value. To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
-------------------------------- -----------------------------------------------


ESTATE PROTECTION RIDER

The benefit is an additional Death Benefit we will pay to the beneficiary, to offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect. The Rider's term is four years from the Policy Date. The Rider's Death Benefit will equal your additional estate tax liability, up to 122.22% of the policy's initial Specified Amount. We will not pay this Rider's Death Benefit, let alone the Death Benefit, however, if either Insured commits suicide, while sane or insane, within two years from the Policy Date. Instead, we will pay back the total charge we had deducted for this Rider. For more information, see "Suicide," beginning on page 36. There is no Cash Surrender Value or loan value to this Rider.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit will terminate effective on the next monthly anniversary from the Policy Date. This Rider will also terminate on the date the policy terminates.

-------------------------------- -----------------------------------------------


POLICY SPLIT OPTION RIDER

The benefit is the option to exchange the policy for two policies, each on the life of one Insured, if the Insureds' marriage ends or there is a qualifying federal tax law change, while the policy is In Force (and not in a grace period) and this Rider is in effect. Each new policy will consist of half the Specified Amount (the lesser of the initial Specified Amount and the Specified Amount before the exchange), the Cash Value and any indebtedness. We will base the Premium rates for each new policy on the respective Insured's age and underwriting class as of the effective date of the exchange.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



In the event that the Insureds' marriage ended, there must have been in effect, for the preceding year, a final divorce, dissolution or annulment decree from a court of competent jurisdiction. The qualifying changes in federal tax law must have concerned the reduction of either the marital deduction, or federal estate tax rate, to less than that in effect on the Policy Date. In either event, you will have six months, once the final divorce, dissolution or annulment decree has been in effect for a year, or from the enactment of the federal tax law change, within which to make your request in writing to our Home Office.

The option will last so long as both Insureds are alive, and it is before the year in which the older Insured reaches Attained Age 80. Before then, you may terminate this Rider in writing to our Home Office that will become effective on the next monthly anniversary from the Policy Date. This Rider will terminate if you exercise the option. Otherwise, this Rider will terminate on the date the policy terminates. There is no Cash Surrender Value or loan value to this Rider.

Exercising the option under this Rider may result in adverse tax consequences. For more information, see "Special Note Regarding The Policy Split Option Rider," beginning on page 49, but most definitely, consult your tax adviser before electing this Rider, let alone exercising your rights under it.

--------------------------------------------------------------------------------
                                    PREMIUM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist. Each premium payment must be at least $50. Upon request, we will furnish Premium receipts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INITIAL PREMIUM

The amount of your initial Premium will depend on the initial Specified Amount of insurance, the Death Benefit option, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of initial Premium. Also, the age, sex, health, and activities of both Insureds will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be. The amount of supplemental coverage will also affect the initial Premium.


Whether we will issue full insurance coverage depends on both Insureds meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while both Insureds are alive. We will not delay delivery of the policy to increase the likelihood that the Insureds are not still alive. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days thereafter.

You may pay the initial Premium to our Home Office or to our authorized representative.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

o We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk;

o We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and


o We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when interest rates are low, when your policy loans exceed 90% of value of the Sub-Account portfolio allocations, or when a Premium payment may alter the character of the policy for tax purposes. For more information, see "Lapse," beginning on page 42. We will let you know ahead of time.
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------



We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. If you decide to make a subsequent Premium payment, you must send it to our Home Office.

--------------------------------------------------------------------------------
                                     CHARGES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THIS PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES" BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy's Cash Value (rather than a Premium payment), except for mortality and expense risk and loan amount interest, in proportion to the balances of your Sub-Account portfolio, and the fixed account, allocations. We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the

Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

--------------------------------------------------------------------------------


SALES  LOAD

During years one through ten from the Policy Date, the sales load portion of the Premium Load charge is $15 per $1000, and, thereafter, $5 per $1000, to cover our sales expenses.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


PREMIUM  TAXES

The premium taxes portion of the Premium Load charge is $35 per $1000 of Premium and reimburses us for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes(at the estimated rate of 1.25%). This amount is an estimated amount. If the actual tax liability is more or less, we will not adjust the charge, so we may profit from it.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


SURRENDER CHARGES

A surrender charge will apply if you surrender or lapse the policy, or if you request to decrease the Specified Amount. There are two components of the surrender charge meant to cover our policy underwriting (the underwriting component) and sales expenses (the sales component), including for: processing the application; conducting any medical exams; determining insurability (and the Insured's underwriting class); and establishing policy records. The surrender charge equals the underwriting component and 23.75% of the sales component. We will deduct the surrender charge based on the following schedule:

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

          ----------------------------- ---------------------------

                     During               Percentage Of Initial
                  Policy Year                Surrender Charge

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       1                           100%

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       2                           100%

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       3                           90%

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       4                           80%

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       5                           70%

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       6                           60%

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       7                           50%

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       8                           40%

          ----------------------------- ---------------------------
          ----------------------------- ---------------------------

                       9                           30%

         ----------------------------- ---------------------------
         ----------------------------- ---------------------------

                  After 9                         0

         ----------------------------- ---------------------------


The underwriting component is the product of that portion of the Specified Amount not including any supplemental insurance coverage, divided by 1,000, and the administrative target premium. The administrative target premium is actuarially derived, and we use it to figure out how much to charge per Premium payment for underwriting expenses. The administrative target premium varies by the Insured's age when the policy was issued.

The sales expense component is the lesser of the following two amounts. The first amount is the Guideline Annual Premium in the first year from the Policy Date. The second amount is the sum of all Premium payments you made during the first year from the Policy Date.



We will calculate a separate surrender charge based on the Specified Amount and each increase in the Specified Amount, which, when added together, will amount to your surrender charge. A surrender charge will also apply if you request a decrease in the Specified Amount. We will calculate the surrender charge for a decrease in the Specified Amount as if you surrendered the policy, though we will only deduct a portion of it from your policy's Cash Value. The amount of surrender charge we deduct will be a product of the surrender charge and the decrease in Specified Amount divided by the Specified Amount before the decrease.


All things being equal, the surrender charge will be greater for a policy with: an older Insured; a male insured; a higher Specified Amount; more first year Premium; or a higher risk Insured. If you change the Death Benefit option, and it does not change our Net Amount At Risk, we will not deduct a surrender charge.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



PARTIAL SURRENDER FEE

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee, of the lesser of $25 or 2% of the dollar amount of the partial surrender, to compensate us for the administrative costs in calculating and generating the surrender amount. However, currently, there is no charge for a partial surrender.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


COST OF INSURANCE

The cost of insurance charge compensates us for underwriting insurance protection. The cost of insurance charge is the product of the Net Amount At Risk and the cost of insurance rate.



We base the cost of insurance rates on our expectations as to future mortality and expense experience. The cost of insurance rate will vary by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; for how long the policy has been In Force and the Specified Amount. There will be a separate cost of insurance rate for the initial Specified Amount and any increases. The cost of insurance rates will never be greater than those guaranteed in the policy.

We will uniformly apply a change in any cost of insurance rate for Insureds, of the same ages, sexes, underwriting classes, and any substandard ratings, on whom policies with the same Specified Amount have been In Force for the same length of time. The change could increase your cost of insurance charges, which, accordingly, would decrease your policy's Cash Value, and the converse is true, too. In contrast, you could cause your cost of insurance charge to decrease with a request to reduce the Specified Amount that also reduces the Net Amount At Risk.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


MORTALITY AND EXPENSE RISK

Though the maximum guaranteed mortality and expense risk charge is higher, currently, we deduct this monthly charge according to the following schedule. During the first through fifteenth years from the Policy Date, the charge is:
$0.60 per $1,000 on the first $25,000 of Cash Value; $0.30 per $1,000 on $25,001 up to $250,000 of Cash Value; and $0.10 per $1,000 of Cash Value over $250,000. Thereafter, this charge is: $0.60 per $1,000 on the first $25,000 of Cash Value; and $0.10 per $1,000 of Cash Value over $25,000. This charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it. The mortality risk is that the Insureds do not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


PER $1,000 OF SPECIFIED AMOUNT

The per $1,000 of specified amount charge reimburses us for sales, underwriting, distribution and issuance costs, and we will deduct this charge through the first three years from the Policy Date (not to exceed $750 per month). The charge is the product of the Specified Amount (not including that portion constituting supplemental insurance coverage) and the Rider's cost rate, which will vary by the Insureds' ages, the year from the Policy Date and the Specified Amount.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------


ADMINISTRATIVE

Though the maximum guaranteed administrative charge is higher, currently, we deduct this charge according to the following schedule. During the first year from the Policy Date, the monthly amount is $10. During the second through twentieth year from the Policy Date, the monthly amount is $8, for policies with a total Specified Amount of less than $150,000; otherwise, the current amount is $5. Thereafter, there is no charge. This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


ADJUSTED SALES LOAD LIFE INSURANCE RIDER

The charge for this Rider replaces the premium load to cover our sales expenses and premium taxes. Especially since this premium taxes portion is an estimated amount not subject to adjustment for the actual tax liability, we may profit from it. The charge is the product of: your aggregate monthly Premiums since the Policy Date; the portion of premium load you choose to replace (in whole percentages (up to 6%)); and the factor of 0.0001345.



We base for how long to deduct this charge on the number of years worth of Premium payments you intend to have covered under this Rider (up to seven) plus nine years; however, the charge will last for no more than fifteen years. The charge varies by the number of years in which you actually made Premium payments. For example, if you intended to have covered five years worth of Premium payments, but you only made Premium payments in the first three years from the Policy Date, we would adjust the number of years over which we would deduct this charge from fourteen to twelve years.

If the policy terminates within the first ten years from the Policy Date, we will recover a portion of the Premium Load youwould have paid without the Rider, based on the following schedule:

                         -------------------- ---------------------


                                Years         Percentage Deducted
                                                 From Aggregate
                                                    Premiums

                         -------------------- ---------------------
                         -------------------- ---------------------
                                  1                   100
                         -------------------- ---------------------
                         -------------------- ---------------------
                                  2                    90
                         -------------------- ---------------------
                         -------------------- ---------------------
                                  3                    80
                         -------------------- ---------------------
                         -------------------- ---------------------
                                  4                    70
                         -------------------- ---------------------
                         -------------------- ---------------------
                                  5                    60
                         -------------------- ---------------------
                         -------------------- ---------------------
                                  6                    50
                         -------------------- ---------------------
                         -------------------- ---------------------
                                  7                    40
                         -------------------- ---------------------
                         -------------------- ---------------------
                                  8                    30
                         -------------------- ---------------------
                         -------------------- ---------------------
                                  9                    20
                         -------------------- ---------------------
                         -------------------- ---------------------
                                 10                    10
                         -------------------- ---------------------
                         -------------------- ---------------------
                            11 and after               0
                         -------------------- ---------------------

This deduction allows us to cover a portion of our sales expenses and premium taxes for which the Rider's charge would have compensated us had the policy remained In Force.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LOAN AMOUNT INTEREST

We will charge interest on the amount of an outstanding policy loan, at the rate of 3.9% per annum, which will never accrued daily and become due and payable at the end of the year from the Policy Date. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we will transfer an equal amount of Cash Value to the loan account, on which interest will accrue and be credited daily. During years two through ten from the Policy Date, the minimum guaranteed interest crediting rate is 3.0% per annum, and the current interest crediting rate is 3.0% per annum. (During the first year from the Policy Date, no policy loans may be taken.) From the eleventh year, the minimum guaranteed interest crediting is 3.65% per annum, and the current interest crediting rate is 3.9%. The effect is a net cost of no more than 0.90% per annum during the first ten years, and 0.25% per annum thereafter, based on the minimum guaranteed interest crediting rates. Based on the current interest crediting rates, the net cost is 0.90% per annum during the first ten years, and 0 thereafter.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

ESTATE PROTECTION RIDER

This charge compensates us for additional Death Benefit coverage while it is available. The charge is the product of the additional Death Benefit amount and your monthly cost of insurance rate. We use the same monthly cost of insurance rate that we use to calculate the cost of insurance charge. However, because we multiply the monthly cost of insurance rate by the Rider's Death Benefit, this charge should be less.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


POLICY SPLIT OPTION RIDER

This charge compensates us for the option to exchange the policy for two policies, each on the life of one Insured. The charge is the product of the Specified Amount and the monthly policy split option cost rate. This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------
                TO ALLOCATE NET PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the Cash Value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the Cash Value to your Sub-Account allocations in effect at the time of the transfer. If yours is a state that requires us to refund the Cash Value, we will allocate the Net Premiums to the Sub-Account choices in effect when we receive the Premium payment.


-------------------------------- -----------------------------------------------


VARIABLE INVESTMENT OPTIONS

The variable investment options constitute the limitedly available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. (This registration does not involve the SEC's supervision of the management or investment practices or policies of these mutual funds). Appendix B identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the Investment Experience of any other Sub-Account portfolio.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

THE FIXED INVESTMENT OPTION

The Net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.


We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate.


The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.


Interest rates are set at the beginning of each calendar quarter and will be effective for at least three months. You may receive a different interest rate on Net Premium versus a transfer of Accumulation Units from a Sub-Account portfolio. In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).

-------------------------------- -----------------------------------------------

ALLOCATION OF NET PREMIUM AND CASH VALUE

We allocate your Net Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Net Premium payments in whole percentages, and any allocation you make must at least be 1%. The sum of allocations must equal 100%.

-------------------------------- -----------------------------------------------


WHEN SUB-ACCOUNT ACCUMULATION UNITS ARE VALUED

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.I



We will not price Sub-Account Accumulation Units on these recognized holidays.

o New Year's Day                   o Labor Day
o Martin Luther King, Jr. Day      o Thanksgiving
o Presidents' Day                  o Christmas
o Good Friday                      o Memorial Day
o Independence Day


In addition, we will not price Sub-Account Accumulation Units if:

o    trading on the New York Stock Exchange is restricted;

o an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

o the SEC, by order, permits a suspension or postponement for the protection of security holders.


SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business.

-------------------------------- -----------------------------------------------

HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Accumulation Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Accumulation Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Accumulation Unit value for a Valuation Period is determined by multiplying the Sub-Account Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) where:

(a)  is the sum of:

     o the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and


     o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

     o a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations.

(b) is the NAV per share of the mutual fund as of the end of the immediately preceding Valuation Period.



-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. Rather, it will be based on the Accumulation Unit values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan and fixed accounts. It will also vary because we deduct the policy's periodic charges from the Cash Value. So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Accumulation Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. Similarly, when we assess charges or deductions, a number of Sub-Account Accumulation Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.



The Cash Value in the policy loan and fixed accounts will be credited interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 29 and "Loan Amount And Interest," beginning on page 41.


On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.


-------------------------------- -----------------------------------------------


DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high. There is no charge for dollar cost averaging, but it does count as a transfer event. For more information, see "Sub-Account Portfolio Transfers," beginning on page 15.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. You may also have Premium transferred from the: Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares; Fidelity VIP High Income Portfolio (available only for policies issued prior to May 1, 2003); GVIT Gartmore GVIT Government Bond Fund: Class I; and GVIT Gartmore GVIT Money Market Fund: Class I.

We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.


-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


ASSET REBALANCING

You may elect to set up asset rebalancing. To do so, you must complete the Asset Rebalancing Program Form and submit it to our Home Office. (You will use the same form to change your investment allocation choices, or terminate asset rebalancing, too.) Thereafter, automatically, on a periodic basis, the Cash Value of your chosen Sub-Account portfolios (up to 20), having fluctuated with Investment Experience, will be rebalanced in proportion to your investment allocation choices. There is no charge for asset rebalancing, but it does count as a transfer event. For more information, see "Sub-Account Portfolio Transfers," beginning on page 15. You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Sub-Account Units. For more information, see "When Sub-Account Accumulation Units Are Valued," beginning on page 30.


Unless you elect otherwise, asset rebalancing will not affect the allocation of Net Premiums you pay after beginning the program. We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
-------------------------------- -----------------------------------------------

CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that both the Insureds have died, as well as other customary information. We require notice of the first death within one year from the date of death, even though the Proceeds are not calculated or paid until the second death. We will not dispute the payment of the Death Benefit after the policy has been In Force for two years from the Policy Date. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if an Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test you have elected, as discussed in greater detail below. Also, the Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.


-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

DEATH BENEFIT OPTIONS

There are three Death Benefit options under the policy. You may choose one.


If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

                    OPTION ONE

                    The Death Benefit will be the greater of the Specified Amount or minimum required Death Benefit.

                    OPTION TWO

                    The Death Benefit will be the greater of the Specified Amount PLUS the Cash Value as of the date of death, or the minimum required Death Benefit.

                    OPTION THREE

                    The Death Benefit will be the Specified Amount PLUS the accumulated Premium account (which consists of all Premium payments minus all partial surrenders to the date of death). The amount of the accumulated Premium account will be based on the Option Three Interest Rate stated on the Policy Data Page, which will be no less than zero or more than the Option Three Maximum
                    Increase also stated on the Policy Data Page.

Not all Death Benefit options are available in all states.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


THE MINIMUM REQUIRED DEATH BENEFIT

Each Death Benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.


The tax tests for life insurance generally require that the policy has a significant element of life insurance and not be primarily an investment vehicle. At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:



o    the cash value accumulation test; or

o    the guideline premium/cash value corridor test.


The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insureds' ages, sexes and underwriting classifications. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the account value at all times.



The guideline premium/cash value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code and vary only by the younger Insured's Attained Age.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Conversely, if in the unlikely event that the policy did not qualify as life insurance because your Death Benefit failed to amount to the minimum required Death Benefit, the Proceeds payable under the policy would be includable in the gross income of the beneficiary for federal income tax purposes. Because of this adverse consequence, we may refuse additional Premium payments or return the gross Premium payments to you so that the policy continues to meet the Code's definition of life insurance. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 47.


If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

-------------------------------- -----------------------------------------------

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.


For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the Net Amount At Risk remains constant before and after the Death Benefit option change. We will make these changes proportionately with respect to any supplemental insurance coverage. Because your Net Amount At Risk remains the same, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as fluctuations in policy's Cash Value, these charges may increase or decrease after the reduction.




Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.



SUICIDE

If either Insured commits suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. Similarly, if either Insured commits suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the initial Specified Amount, plus the cost of insurance charges of the increase.

--------------------------------------------------------------------------------
                                   SURRENDERS
-------------------------------- -----------------------------------------------


FULL SURRENDER

You may surrender the policy for the Cash Surrender Value at any time while an Insured is alive. We calculate the Cash Surrender Value based on the policy's Cash Value. For more information, see "Cash Value," beginning on page 31. To derive the Cash Surrender Value, we will deduct from the Cash Value, Indebtedness and the surrender charge. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.




-------------------------------- -----------------------------------------------


PARTIAL SURRENDER

You may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. After that up until the eleventh year from the Policy Date, the maximum aggregate annual amount of any partial surrender is limited to no more than 10% of the Cash Surrender Value as of the beginning of that year. Then, the maximum aggregate annual amount of any partial surrender cannot exceed the Cash Surrender Value, less the greater of $500 or the total monthly fees and expenses you must pay to keep the policy In Force for three months.


The minimum amount of any partial surrender is $200. A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under
Section 7702 of the Code. You may incur a partial surrender fee. For more information, see "In Summary: Fee Tables," beginning on page 6. We reserve the right to limit partial surrenders to one a year.






-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


REDUCTION OF SPECIFIED AMOUNT ON A PARTIAL SURRENDER

We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts. We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Account is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount to ensure that the Net Amount At Risk does not increase. Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.


Any reduction we make to the Specified Amount will be made in the following order:

o    against the most recent increase in the Specified Amount;

o against the next most recent increases in the Specified Amount in succession; and

o    against the Specified Amount under the original application.


While we reserve the right to deduct a partial surrender fee of up to $25, we currently deduct none. Partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans, " beginning on page 47.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the last surviving Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days after we receive your written request at our Home Office. We will postpone any payment of Proceeds, however, on the days we are unable to price Sub-Account Accumulation Units. For more information, see "When Sub-Account Accumulation Units Are Valued," beginning on page 30. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the payout options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process.


Please note that for the remainder of The Payout Options section, "you" means the person we are obligated to pay.
-------------------------------- -----------------------------------------------


INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of every 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

-------------------------------- -----------------------------------------------


INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment will consist of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of each 12-, six-, three- or one-month interval. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

-------------------------------- -----------------------------------------------

LIFE INCOME WITH PAYMENTS GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life, if you have outlived the guaranteed period. The Proceeds can be paid at the beginning of each 12-, six-, three- or one-month interval. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

-------------------------------- -----------------------------------------------

FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of each 12-, six-, three- or one-month interval. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of each 12-, six-, three- or one-month interval. As the payments are based on the lifetimes of the payees, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon the death of the last surviving payee. We will make no payments to the last surviving payee's estate.

-------------------------------- -----------------------------------------------


ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of every 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon your death. We will make no payments to your estate.

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


While the policy is In Force and after the first year from the Policy Date, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

--------------------------------------------------------------------------------
-------------------------------- -----------------------------------------------


LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $1,000. You may take no more than the maximum loan value. The maximum loan value is based on your Cash Surrender Value less 10% of your Cash Value allocated to the Sub-Accounts. For more information, see "Full Surrender," beginning on page 37. We charge interest, at the maximum guaranteed rate of 3.9% per annum, on the amount of an outstanding loan, which will accrue daily and be payable at the end of each policy year. If left unpaid, we will add the interest to the loan amount.

-------------------------------- -----------------------------------------------


COLLATERAL AND INTEREST

As collateral or security, we will transfer to the loan account an amount equal to the amount of the policy loan. You may request that we transfer this amount from specific Sub-Account portfolios. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. On this amount, we will credit interest daily based on the current rate in effect, which is set at the beginning and guaranteed through the end of each calendar quarter. During years one through ten from the Policy Date, the minimum guaranteed interest crediting rate will be 3.0% per annum. From the eleventh year, the minimum guaranteed interest crediting rate will be 3.65% per annum. We may credit interest in excess of the guaranteed interest crediting rate.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during either Insured's lifetime. The minimum repayment is $50. Interest on the loan amount will be due and payable at the end of each year from the Policy Date. If left unpaid, we will add it to the loan amount. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

-------------------------------- -----------------------------------------------


EFFECT OF POLICY LOANS

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest. In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Nevertheless, keep in mind that the Cash Value we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Account portfolios, nor credited with the interest rates accruing on the fixed account. Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase by the repayment amount.




--------------------------------------------------------------------------------
                                      LAPSE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly deduction of the periodic charges. However, it will not Lapse under the guaranteed policy continuation provision so long as you have at least paid the Policy Continuation Premium Amount, irrespective of poor investment results from your Net Premium allocation choices, or that the Cash Surrender Value is less than the amount of the policy's periodic charges deduction (or both). In any event, there is a Grace Period before your policy will Lapse. Also, you may always reinstate a policy that has Lapsed.

-------------------------------- -----------------------------------------------


GUARANTEED POLICY CONTINUATION PROVISION

The policy will not Lapse if you have at least paid the Policy Continuation Premium Amount during the guaranteed policy continuation period, both as stated on the Policy Data Page. The Policy Continuation Premium Amount will vary by: the Insureds' ages; sexes; underwriting classes; any substandard ratings; the Specified Amount; and the Riders purchased. The Policy Continuation Premium Amount will not account, however, for any subsequent increases in the Specified Amount, policy loans or partial surrenders. For no charge, you may request that we determine whether your Premium payments are sufficient to keep the guaranteed policy continuation provision in effect at any time, and you should do so especially after you have: requested an increase in the Specified Amount; taken a policy loan; or requested a partial surrender.

There are two levels of guarantees, an initial and limited guarantee, and, so, there are two minimum monthly Premium amounts stated on the Policy Data Page from which to choose. The initial policy continuation guarantee lasts five years from the Policy Date, if you at least pay the initial Policy Continuation Premium Amount. The limited policy continuation guarantee lasts until the younger Insured reaches Attained Age 75, if you at least pay the limited Policy Continuation Premium Amount. We will determine these amounts based upon the ages, sexes, risk classifications, the Specified Amount, and any Riders you elected.

If your Premium payments become insufficient for purposes of the limited policy continuation guarantee, we will notify you of the start of a Grace Period. Thereafter, if you do not pay the necessary amount, the limited policy continuation guarantee will terminate, and there is no opportunity to reinstate it. Also, the limited policy continuation guarantee is unavailable if the younger Insured is Attained Age 70 when full insurance coverage begins. There is no charge for the guaranteed policy continuation provision. The guaranteed policy continuation provision is subject to state insurance restrictions and may be different in your state and for your policy.

-------------------------------- -----------------------------------------------


GRACE PERIOD

We will send you a notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions or, if it is less, the Premium that will bring the guaranteed policy continuation provision back into effect. If you do not pay this Premium within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.



-------------------------------- -----------------------------------------------

REINSTATEMENT

You may reinstate a Lapsed policy by:

o submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;


o providing evidence of insurability of both Insureds that is satisfactory to us;


o paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

o paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:


     (a) is Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and

     (b) is Premium sufficient to bring the guaranteed policy continuation provision into effect; and


o paying any indebtedness against the policy which existed at the end of the Grace Period.


At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set equal to the lesser of:

o    the Cash Value at the end of the Grace Period; or


o the surrender charge for the policy year in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The tax treatment of life insurance policies under the Code is a multifaceted subject. The tax treatment of your policy will depend on your particular circumstances. We urge you to seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code's provisions relating to certain common transactions involving the policy. It is not and cannot be comprehensive. It cannot replace consulting with a competent tax professional.
-------------------------------- -----------------------------------------------

TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.


Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax). The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2003, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1 million amount increases to $1.5 million in 2004 and 2005; $2 million in 2006, 2007, and 2008; and $3.5 million in 2009. The federal estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.


In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate for 2003, 49%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.
--------------------------------------------------------------------------------

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.


Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else like the policy owner. Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2003, 49%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the GSTT, with the taxable amount equaling the value of the policy.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 34. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.


Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

--------------------------------------------------------------------------------


PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 34.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.


When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
--------------------------------------------------------------------------------

TERMINAL  ILLNESS

Certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the Death Benefit rules of
Section 101 of the Code described below in this section on Taxes under the heading "Taxation Of Death Benefits."

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

-------------------------------- -----------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.



A distribution of income from a contract may be subject to mandatory backup withholding. Mandatory backup withholding means we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.


In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

o    the value each year of the life insurance protection provided;

o    an amount equal to any employer-paid Premiums; or

o some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

--------------------------------------------------------------------------------

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.
--------------------------------------------------------------------------------

SPECIAL NOTE REGARDING THE POLICY SPLIT OPTION RIDER

A Policy Split Option Rider is available for this Policy. This Rider permits you, under certain circumstances, to make a "policy split," whereby two policies results. Each of the policies will have as the Insured one of the Insureds.

Existing tax law is unclear as to whether a policy split will be treated as a nontaxable exchange. If it is not, the result may be that you recognize taxable gain equal to the Policy's investment gain at the time of the policy split. Also, existing tax law is unclear as to whether the two policies resulting from a policy split will be treated as life insurance for federal tax purposes. If the resulting policies are life insurance for federal tax purposes, they may be treated as modified endowment contracts. You should consult with a tax adviser about the possible tax consequences associated with a policy split.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TAXATION OF DEATH BENEFITS

Federal Income Tax. The amount of the Death Benefit payable under a policy generally is excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary's gross income.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.

--------------------------------------------------------------------------------

TAXES AND THE VALUE OF YOUR POLICY

As discussed in "Charges," the Accumulation Units you hold in the separate account are adjusted to reflect a Premium Tax charge for certain taxes assessed by federal and state taxing authorities. This charge relates to taxes associated with the payment of Premium or certain other policy acquisition costs. This charge decreases your Accumulation Unit values.


For federal income tax purposes, the separate account is not a separate entity from Nationwide Life Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Accumulation Units you hold in the separate account. Based upon these expectations, no charge is currently being made against your Accumulation Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units in the separate account.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                       NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


We are a stock life insurance company organized under Ohio law. We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

--------------------------------------------------------------------------------
                        NATIONWIDE VLI SEPARATE ACCOUNT-4
--------------------------------------------------------------------------------
-------------------------------- -----------------------------------------------

ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VLI Separate Account-4 is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at NAV. Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.


Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.


If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:


o    remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

o substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

o    substitute or close Sub-Accounts to allocations;

o transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

o combine the separate account with other separate accounts, and/or create new separate accounts;

o deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

o modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

The portfolios that sell their shares to the Sub-Accounts pursuant to participation agreements also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. We will not make any such changes without receiving necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

--------------------------------------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, we will vote our shares only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.


The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
-------------------------------- -----------------------------------------------

NATIONWIDE LIFE INSURANCE The Company is a party to litigation and arbitration proceedings in the ordinary COMPANY course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

--------------------------------------------------------------------------------

NATIONWIDE INVESTMENT SERVICES CORPORATION

Nationwide Investment Services Corporation (NISC) is not engaged in any litigation of a material nature.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains financial statements of Nationwide Life Insurance Company and subsidiaries and Nationwide VLI Separate Account - 4. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                            APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------
ACCUMULATION UNIT - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.
--------------------------------------------------------------------------------
ATTAINED AGE - The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------
CASH SURRENDER VALUE - The policy's Cash Value, subject to Indebtedness and the surrender charge.
--------------------------------------------------------------------------------
CASH VALUE - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience and the policy loan and fixed accounts, to which interest will be credited daily. We will deduct partial surrenders and the policy's periodic charges from the Cash Value.
--------------------------------------------------------------------------------
CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------
DEATH BENEFIT - The amount we will pay to the beneficiary upon the last surviving Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------
GRACE PERIOD - A 61-day period after which the Policy will lapse if you do not make a sufficient payment.
--------------------------------------------------------------------------------
GUIDELINE ANNUAL PREMIUM - The level annual premium amount that would be payable through maturity, assuming an investment return of 5% per annum, net of the policy's periodic charges, as described in Rule 6e-3(T)(c)(8)(i), promulgated under the Investment Company Act of 1940, though the SEC has neither approved nor disapproved the accuracy of any calculation using the Guideline Annual Premium.
--------------------------------------------------------------------------------
HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
--------------------------------------------------------------------------------
IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------
INDEBTEDNESS - The total amount of all outstanding policy loans, including principal and interest due.
--------------------------------------------------------------------------------

INSURED(S) - The persons whose lives we insure under the policy.
--------------------------------------------------------------------------------
INVESTMENT EXPERIENCE - The performance of a mutual fund in which a Sub-Account portfolio invests.
--------------------------------------------------------------------------------
LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
MATURITY DATE - The policy anniversary on or next following the younger Insured's 100th birthday.
--------------------------------------------------------------------------------
NET AMOUNT AT RISK - The policy's Death Benefit, not including any supplemental insurance coverage, minus the policy's Cash Value.
--------------------------------------------------------------------------------
NET ASSET VALUE (NAV) - The price each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Accumulation Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.
--------------------------------------------------------------------------------
NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------
POLICY CONTINUATION PREMIUM AMOUNT - The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed policy continuation provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.
--------------------------------------------------------------------------------
POLICY DATA PAGE(S) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insureds.
--------------------------------------------------------------------------------
POLICY DATE - The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------
POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.
--------------------------------------------------------------------------------
PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREMIUM LOAD - The aggregate of the sales load and premium tax charges.
--------------------------------------------------------------------------------
RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------
SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------
SPECIFIED AMOUNT - The dollar or face amount of insurance coverage the owner selects, including any supplemental coverage.
--------------------------------------------------------------------------------
SUB-ACCOUNTS - The mechanism we use to account for your allocations of Net Premium and Cash Value among the policy's variable investment options.
--------------------------------------------------------------------------------
US, WE, OUR or the COMPANY - Nationwide Life Insurance Company.
--------------------------------------------------------------------------------
VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------
YOU, YOUR or the POLICY OWNER OR OWNER - The person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       APPENDIX B: SUB-ACCOUNT PORTFOLIOS
--------------------------------------------------------------------------------

The Sub-Account portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Sub-Account Portfolio Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.


PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR MORE DETAILED INFORMATION.

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. BALANCED FUND: SERIES I SHARES

------------------------------------------------ -------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------

Investment Objective:                            The highest total return possible that is consistent with the preservation of capital.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.17%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.14%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Alliance Capital Management, L.P.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Current income and capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS A

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Alliance Capital Management, L.P.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.20%. These reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S. inflation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND:
CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY
1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital growth with current income as a secondary goal.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            To match performance of the S&P Small Cap 600 Index.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Maximum capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.81%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: PRIMARY SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.88%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: PRIMARY SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     4.37%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.90%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Current income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Reasonable income and capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS (NOT AVAILABLE FOR POLICIES
ISSUED ON OR AFTER MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            High level of current income and capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management and Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.64%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS (NOT
AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES
PORTFOLIO: SERVICE CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Franklin Advisory Services, LLC

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.79%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.78%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 1

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Franklin Advisory Services, LLC

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term total return.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.79%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.76%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, Inc

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.90%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.88%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Van Kampen Asset Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital growth and income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND:
CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.01%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Federated Investment Counseling

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide
                                                 Mutual Insurance Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND:
CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide
                            Mutual Insurance Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.40%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


*The underlying mutual fund operates under an expense cap of 1.40%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND:
CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.30%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The underlying mutual fund operates under an expense cap of 1.30%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.38%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide
                            Mutual Insurance Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.24%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.20%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            High level of income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR
AFTER MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide
                            Mutual Insurance Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.30%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

--------------------------- ------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                            Services, Inc.

--------------------------- ------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking
DESTINATIONS CONSERVATIVE                                       income and, secondarily, long term growth of
FUND                                                            capital.  The Fund invests in a target allocation
                                                                mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45%
                                                                short-term investments.

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking
DESTINATIONS MODERATELY                                         income and, secondarily, growth of capital.  The
CONSERVATIVE FUND                                               Fund invests in a target allocation mix of 20% large
                                                                cap U.S. stocks, 10% mid cap U.S. stocks, 10%
                                                                international stocks, 35% bonds, and 25% short-term
                                                                investments.

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking
DESTINATIONS MODERATE FUND                                      growth of capital and income.  The Fund invests in a
                                                                target allocation mix of 30% large cap U.S. stocks,
                                                                10% mid cap U.S. stocks, 5% small cap U.S. stocks,
                                                                15% international stocks, 25% bonds, and 15%
                                                                short-term investments.

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by
DESTINATIONS MODERATELY                                         seeking growth of capital, but also income.  The
AGGRESSIVE FUND                                                 Fund invests in a target allocation mix of 35% large
                                                                cap U.S. stocks, 15% mid cap U.S. stocks, 5% small
                                                                cap U.S. stocks, 25% international stocks, 15%
                                                                bonds, and 5% short-term investments.

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------



GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by
DESTINATIONS AGGRESSIVE                                         seeking growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 40% large cap U.S. stocks,
                                                                15% mid cap U.S. stocks, 10% small cap U.S. stocks,
                                                                30% international funds, and 5% bonds.

--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------

                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:

--------------------------- ----------------------------------- ------------------------------------------------------


*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            High level of long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I (NOT AVAILABLE FOR POLICIES
ISSUED ON OR AFTER MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The underlying mutual fund operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


*The underlying mutual fund operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide
                            Mutual Insurance Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Neuberger
                                                 Berman, LLC; Strong Capital Management, Inc.; Waddell & Reed
                                                 Investment Management Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON
OR AFTER MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND:
CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Morgan Stanley Investment Management Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Above average total return.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE FOR POLICIES
ISSUED ON OR AFTER MAY 1, 2000)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Strong Capital Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.16%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT
AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of
                                                 Nationwide Financial Services, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Sub-adviser:                                     Turner Investment Partners, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER
MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


JANUS ASPEN SERIES - RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC; sub-adviser, Enhanced Investment
                                Technologies, LLC

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.34%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth and future income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.88%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital appreciation and reasonable income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     2.94%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.90%. A reimbursement of 0.15% is guaranteed to remain in effect until January
1, 2005; the remainder of the waivers and reimbursements may be discontinued at any time.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.90%*
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2006.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO (NOT
AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Highest available current income.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO:
CLASS I

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO (NOT
AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO

------------------------------------------------ ---------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------

Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:

------------------------------------------------ ---------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS (NOT AVAILABLE FOR
POLICIES ISSUED ON OR AFTER MAY 1, 2003)

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Capital appreciation and current income.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: INITIAL CLASS

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA:
INITIAL CLASS

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: INITIAL CLASS

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Capital growth and current income.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     1.24%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Strong Capital Management, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Above-average total return.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     0.73%*
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO:
CLASS I

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON
OR AFTER MAY 1, 2002)

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Long-term capital growth

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     1.28%*
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Above average current income and long-term capital appreciation.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND (NOT
AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE
FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

------------------------------------------------ ----------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ----------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------

Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:

------------------------------------------------ ----------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

OUTSIDE BACK COVER PAGE


To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-866-221-1100 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, One Nationwide Plaza, RR1-04-D4, Columbus, OH 43215-2220.


The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8301.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                                  (REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                         One Nationwide Plaza, RR1-04-D4
                             Columbus, OH 43215-2220
                                 1-866-221-1100
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



This Statement of Additional Information ("SAI") contains additional information regarding the last survivor flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2003 and the prospectuses for the W&R Target Funds, Inc. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2003.

                                TABLE OF CONTENTS

NATIONWIDE LIFE INSURANCE COMPANY

NATIONWIDE VLI SEPARATE ACCOUNT-4

NATIONWIDE INVESTMENT SERVICES CORPORATION

SERVICES

UNDERWRITING PROCEDURE

FINANCIAL STATEMENTS

ILLUSTRATIONS

ADVERTISING

PERFORMANCE DATA

TAX DEFINITION OF LIFE INSURANCE

NATIONWIDE LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


NATIONWIDE VLI SEPARATE ACCOUNT-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on May 21, 1998 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation
(NISC), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. (NASD). Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 75% of the target premium plus 5% of any premium payments in excess of the target premium. The target premium is used to determine the amount of commissions paid to the producer for a given policy. We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 43% of actual Premium payment, and that will not exceed 2% in policy years 11 and thereafter.


We have paid no underwriting commissions to NISC for each of this separate account's last three fiscal years.


SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish and provide for an annual fee based on the average aggregate net assets of the variable account (and our affiliate life insurance company subsidiaries' other separate accounts) invested in particular mutual funds. These fees in no way affect the NAV of the mutual funds or fees paid by the policy owner.


The financial statements of Nationwide Life Insurance Company and subsidiaries and Nationwide VLI Separate Account-4 for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


UNDERWRITING PROCEDURE


We underwrite the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon each Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). The mortality table is sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. We may deduct a "flat extra," which is an additional constant charge per $1,000 of Specified Amount for certain activities or medical conditions of the Insureds. We apply that same flat extra to all Insureds who engage in the same activity or have the same medical condition, irrespective of sex, issue age, underwriting class, or any substandard ratings.


The rate class of an insured may affect the cost of insurance rate. We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. Decreases may be reflected in the cost of insurance rate, as discussed earlier. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

FINANCIAL STATEMENTS

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:

   Investments at fair value:

      Aim VIF Basic Value Fund - Series I (AIMBVF)
         49,172 shares (cost $409,138) .................................................     $    392,393
      Aim VIF Capital Development Fund - Series I (AIMCDF)
         25 shares (cost $231) .........................................................              231
      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         3,272 shares (cost $56,044) ...................................................           54,379
      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         7,411,168 shares (cost $46,785,381) ...........................................       38,241,629
      American Century VP International Fund - Class I (ACVPInt)
         8,559,624 shares (cost $45,261,790) ...........................................       44,595,642
      American Century VP Ultra Fund - Class I (ACVPUltra)
         90,388 shares (cost $692,870) .................................................          664,349
      American Century VP Value Fund - Class I (ACVPVal)
         6,975,297 shares (cost $47,589,585) ...........................................       42,688,815
      Baron Capital Asset Trust (BCAT)
         4,176 shares (cost $69,207) ...................................................           69,159
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         718,088 shares (cost $6,450,659) ..............................................        5,500,555
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         82,841 shares (cost $877,900) .................................................          530,186
      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         206,654 shares (cost $1,666,159) ..............................................        1,380,446
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         172,401 shares (cost $2,068,268) ..............................................        1,679,183
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         2,612,116 shares (cost $33,614,923) ...........................................       28,785,521
      Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
         2,374 shares (cost $29,008) ...................................................           28,581
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         257,246 shares (cost $2,484,454) ..............................................        2,464,417
      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         741,552 shares (cost $20,761,794) .............................................       14,015,340
      Dreyfus Stock Index Fund (DryStkIx)
         11,241,145 shares (cost $341,675,012) .........................................      252,588,524
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         1,167,251 shares (cost $39,974,911) ...........................................       33,593,493
      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         28,896 shares (cost $288,675) .................................................          290,119
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         2,405,849 shares (cost $17,869,202) ...........................................       16,985,297

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         6,630,530 shares (cost $73,452,065) ...........................................     $ 77,643,505
      Fidelity(R)VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         3,718,375 shares (cost $81,474,587) ...........................................       67,302,596
      Fidelity(R)VIP - Growth Portfolio: Service Class (FidVIPGrS)
         3,239,498 shares (cost $115,818,438) ..........................................       75,609,877
      Fidelity(R)VIP - High Income Portfolio: Service Class (FidVIPHIS)
         3,457,927 shares (cost $22,047,989) ...........................................       20,436,351
      Fidelity(R)VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         2,005,276 shares (cost $22,664,759) ...........................................       21,937,714
      Fidelity(R)VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         3,153,487 shares (cost $66,273,384) ...........................................       56,888,913
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         964,737 shares (cost $15,509,711) .............................................       11,287,417
      Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         19,479 shares (cost $161,119) .................................................          153,887
      Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS)
         14,801 shares (cost $138,394) .................................................          139,430
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         221,813 shares (cost $1,366,715) ..............................................        1,328,662
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
         15,148 shares (cost $138,493) .................................................          135,724
      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHlth)
         25,391 shares (cost $212,752) .................................................          207,952
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         516,236 shares (cost $1,504,494) ..............................................        1,233,805
      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         12,776 shares (cost $91,342) ..................................................           94,800
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         17,606,710 shares (cost $208,886,090) .........................................      216,210,395
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,588,950 shares (cost $22,604,882) ...........................................       11,948,907
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         166,979 shares (cost $1,367,630) ..............................................        1,360,876
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         213,933 shares (cost $2,110,208) ..............................................        2,102,962
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         416,415 shares (cost $3,734,320) ..............................................        3,722,748
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         406,145 shares (cost $3,512,434) ..............................................        3,448,173
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         433,358 shares (cost $4,103,344) ..............................................        4,086,566
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         138,133 shares (cost $643,644) ................................................          643,700
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         250,730,933 shares (cost $250,730,933) ........................................      250,730,933
      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         263,553,712 shares (cost $263,553,712) ........................................      263,553,712

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Gartmore GVIT Nationwide(R)Leaders Fund - Class I (GVITLead)
         13,602 shares (cost $134,295) .................................................     $    128,404
      Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I (NWGVITStrVal)
         210,396 shares (cost $1,853,224) ..............................................        1,514,854
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,179,668 shares (cost $11,721,431) ...........................................       11,395,588
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         6,066,508 shares (cost $60,114,896) ...........................................       44,710,166
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         3,199,539 shares (cost $58,234,026) ...........................................       49,304,892
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         18,766,105 shares (cost $194,520,571) .........................................      152,005,452
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         53,165 shares (cost $440,613) .................................................          401,924
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         438,635 shares (cost $3,840,896) ..............................................        3,004,652
      Goldman Sachs Mid Cap Value Fund A (GSMCV)
         31 shares (cost $709) .........................................................              689
      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         6,859 shares (cost $72,504) ...................................................           72,778
      J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         2,347,427 shares (cost $21,201,580) ...........................................       18,920,263
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         460 shares (cost $9,999) ......................................................            9,803
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,677,160 shares (cost $33,681,296) ...........................................       28,914,243
      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         4,268,737 shares (cost $16,925,453) ...........................................       10,287,656
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         1,859,474 shares (cost $32,147,562) ...........................................       31,945,758
      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         2,418,522 shares (cost $22,216,051) ...........................................       22,443,885
      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas)
         3,601 shares (cost $34,754) ...................................................           35,725
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         1,394,611 shares (cost $18,978,234) ...........................................       14,922,340
      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         3,064,531 shares (cost $47,766,121) ...........................................       36,682,442
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         922,460 shares (cost $12,243,971) .............................................       10,516,046
      One Group(R)IT Mid Cap Growth Portfolio (ONEMidCap)
         16,272 shares (cost $204,119) .................................................          200,797
      One Group(R)IT Mid Cap Value Portfolio (ONEMidCapV)
         37,030 shares (cost $393,028) .................................................          386,967
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         1,600,596 shares (cost $63,181,629) ...........................................       46,785,409

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         2,798,445 shares (cost $101,118,298) ..........................................   $   74,494,608
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,468,974 shares (cost $29,858,488) ...........................................       26,000,838
      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         1,791,721 shares (cost $34,671,102) ...........................................       27,449,165
      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         44,577 shares (cost $455,665) .................................................          456,026
      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         42,331 shares (cost $493,713) .................................................          503,742
      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         186,986 shares (cost $1,905,180) ..............................................        1,912,867
      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         418 shares (cost $3,870) ......................................................            3,871
      Royce Capital Fund - Micro Cap (RoyMicro)
         56,792 shares (cost $429,838) .................................................          431,620
      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         2,393,207 shares (cost $26,380,772) ...........................................       17,470,414
      Strong Opportunity Fund II, Inc.(StOpp2)
         1,738,232 shares (cost $30,697,258) ...........................................       24,109,271
      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         10,489 shares (cost $171,180) .................................................          171,492
      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         8,729 shares (cost $127,827) ..................................................          125,346
      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         220,924 shares (cost $523,601) ................................................          459,523
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         782,833 shares (cost $6,054,961) ..............................................        6,176,554
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         233,573 shares (cost $2,543,351) ..............................................        2,405,797
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         670,229 shares (cost $4,754,504) ..............................................        4,738,521
      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         428,050 shares (cost $3,057,576) ..............................................        2,572,580
      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         2,253,311 shares (cost $27,790,512) ...........................................       25,530,014
                                                                                           --------------
            Total Investments ..........................................................    2,276,360,846
   Accounts Receivable .................................................................           79,864
                                                                                           --------------
            Total Assets ...............................................................    2,276,440,710
Accounts Payable .......................................................................               --
                                                                                           --------------
Contract Owners' Equity (note 7) .......................................................   $2,276,440,710
                                                                                           ==============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total        AIMBVF    AIMCDF   AllGroInc
                                                       --------------   -------   ------   ---------
   Reinvested dividends ............................   $   32,060,947         5      --         --
   Mortality and expense risk charges (note 3) .....       (4,002,946)     (144)     --         (9)
                                                       --------------   -------    ----     ------
      Net investment income (loss) .................       28,058,001      (139)     --         (9)
                                                       --------------   -------    ----     ------

   Proceeds from mutual fund shares sold ...........    2,471,626,230       688     305        815
   Cost of mutual fund shares sold .................   (2,645,517,621)     (644)   (305)      (834)
                                                       --------------   -------    ----     ------
      Realized gain (loss) on investments ..........     (173,891,391)       44      --        (19)
   Change in unrealized gain (loss)
      on investments ...............................     (185,402,711)  (16,746)     --     (1,665)
                                                       --------------   -------    ----     ------
      Net gain (loss) on investments ...............     (359,294,102)  (16,702)     --     (1,684)
                                                       --------------   -------    ----     ------
   Reinvested capital gains ........................        8,167,207        --      --         --
                                                       --------------   -------    ----     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (323,068,894)  (16,841)     --     (1,693)
                                                       ==============   =======    ====     ======

Investment activity:                                    ACVPIncGr      ACVPInt        ACVPUltra     ACVPVal
                                                       -----------   ------------    ----------   -----------
   Reinvested dividends ............................       383,831        349,387         2,206       269,049
   Mortality and expense risk charges (note 3) .....       (88,080)       (97,125)          (14)      (40,345)
                                                       -----------   ------------    ----------   -----------
      Net investment income (loss) .................       295,751        252,262         2,192       228,704
                                                       -----------   ------------    ----------   -----------

   Proceeds from mutual fund shares sold ...........     8,346,065    295,569,995     1,354,802    11,172,734
   Cost of mutual fund shares sold .................   (10,771,807)  (302,595,159)   (1,420,239)  (11,836,982)
                                                       -----------   ------------    ----------   -----------
      Realized gain (loss) on investments ..........    (2,425,742)    (7,025,164)      (65,437)     (664,248)
   Change in unrealized gain (loss)
      on investments ...............................    (6,415,240)    (1,505,283)      (28,521)   (7,152,115)
                                                       -----------   ------------    ----------   -----------
      Net gain (loss) on investments ...............    (8,840,982)    (8,530,447)      (93,958)   (7,816,363)
                                                       -----------   ------------    ----------   -----------
   Reinvested capital gains ........................            --             --            --     1,740,826
                                                       -----------   ------------    ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (8,545,231)    (8,278,185)      (91,766)   (5,846,833)
                                                       ===========   ============    ==========   ===========

Investment activity:                                     BCAT    ComGVITVal    CSGPVen    CSIntEq
                                                       -------   ----------   --------   --------
   Reinvested dividends ............................   $    --       71,838         --         --
   Mortality and expense risk charges (note 3) .....       (29)      (7,434)      (741)    (1,064)
                                                       -------   ----------   --------   --------
      Net investment income (loss) .................       (29)      64,404       (741)    (1,064)
                                                       -------   ----------   --------   --------

   Proceeds from mutual fund shares sold ...........     2,490    2,120,078    242,585    897,429
   Cost of mutual fund shares sold .................    (2,411)  (3,275,775)  (584,905)  (928,963)
                                                       -------   ----------   --------   --------
      Realized gain (loss) on investments ..........        79   (1,155,697)  (342,320)   (31,534)
   Change in unrealized gain (loss)
      on investments ...............................       (48)    (372,887)    59,105   (339,704)
                                                       -------   ----------   --------   --------
      Net gain (loss) on investments ...............        31   (1,528,584)  (283,215)  (371,238)
                                                       -------   ----------   --------   --------
   Reinvested capital gains ........................        --           --         --         --
                                                       -------   ----------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $     2   (1,464,180)  (283,956)  (372,302)
                                                       =======   ==========   ========   ========

Investment activity:                                     CSLCapV    DryMidCapIx    DryEuroEq    DryMidCapStk
                                                       ----------   -----------   -----------   ------------
   Reinvested dividends ............................       19,564       103,793            --         85
   Mortality and expense risk charges (note 3) .....       (3,724)      (37,984)       (1,189)        (9)
                                                       ----------    ----------   -----------       ----
      Net investment income (loss) .................       15,840        65,809        (1,189)        76
                                                       ----------    ----------   -----------       ----

   Proceeds from mutual fund shares sold ...........    2,881,105     7,657,190    17,512,711         16
   Cost of mutual fund shares sold .................   (3,068,734)   (8,126,142)  (17,753,569)       (16)
                                                       ----------    ----------   -----------       ----
      Realized gain (loss) on investments ..........     (187,629)     (468,952)     (240,858)        --
   Change in unrealized gain (loss)
      on investments ...............................     (413,957)   (5,175,301)      (17,058)      (427)
                                                       ----------    ----------   -----------       ----
      Net gain (loss) on investments ...............     (601,586)   (5,644,253)     (257,916)      (427)
                                                       ----------    ----------   -----------       ----
   Reinvested capital gains ........................           --       243,793            --         --
                                                       ----------    ----------   -----------       ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (585,746)   (5,334,651)     (259,105)      (351)
                                                       ==========    ==========   ===========       ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   DrySmCapIxS    DrySRGro     DryStkIx      DryVIFApp
                                                       -----------   ----------   -----------   -----------
   Reinvested dividends ............................   $     3,603       37,572     3,545,872       415,687
   Mortality and expense risk charges (note 3) .....          (511)     (16,935)     (495,514)      (80,631)
                                                       -----------   ----------   -----------   -----------
      Net investment income (loss) .................         3,092       20,637     3,050,358       335,056
                                                       -----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ...........     2,116,330    5,634,689    38,071,356     8,895,792
   Cost of mutual fund shares sold .................    (2,106,803)  (9,679,516)  (56,670,494)  (11,766,928)
                                                       -----------   ----------   -----------   -----------
      Realized gain (loss) on investments ..........         9,527   (4,044,827)  (18,599,138)   (2,871,136)
   Change in unrealized gain (loss)
      on investments ...............................       (20,037)  (2,065,356)  (50,888,412)   (4,395,323)
                                                       -----------   ----------   -----------   -----------
      Net gain (loss) on investments ...............       (10,510)  (6,110,183)  (69,487,550)   (7,266,459)
                                                       -----------   ----------   -----------   -----------
   Reinvested capital gains ........................            --           --            --            --
                                                       -----------   ----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    (7,418)  (6,089,546)  (66,437,192)   (6,931,403)
                                                       ===========   ==========   ===========   ===========

Investment activity:                                   DryIntVal   FGVITHiInc    FedQualBd     FidVIPEIS
                                                       ---------   ----------   -----------   -----------
   Reinvested dividends ............................         532    1,345,049     2,002,095       911,279
   Mortality and expense risk charges (note 3) .....         (55)     (25,109)     (148,769)     (102,364)
                                                        --------   ----------   -----------   -----------
      Net investment income (loss) .................         477    1,319,940     1,853,326       808,915
                                                        --------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ...........     985,767    8,101,099    24,040,253    13,258,117
   Cost of mutual fund shares sold .................    (981,208)  (8,712,387)  (22,908,590)  (15,142,087)
                                                        --------   ----------   -----------   -----------
      Realized gain (loss) on investments ..........       4,559     (611,288)    1,131,663    (1,883,970)
   Change in unrealized gain (loss)
      on investments ...............................       1,445     (400,507)    2,669,302   (12,798,194)
                                                        --------   ----------   -----------   -----------
      Net gain (loss) on investments ...............       6,004   (1,011,795)    3,800,965   (14,682,164)
                                                        --------   ----------   -----------   -----------
   Reinvested capital gains ........................          --           --       749,114     1,313,313
                                                        --------   ----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       6,481      308,145     6,403,405   (12,559,936)
                                                        ========   ==========   ===========   ===========

Investment activity:                                    FidVIPGrS     FidVIPHIS     FidVIPOvS     FidVIPConS
                                                       ------------   ----------   ------------   -----------
   Reinvested dividends ............................   $    118,542    1,658,746        135,099       380,235
   Mortality and expense risk charges (note 3) .....       (120,420)     (21,869)       (49,353)      (64,061)
                                                       ------------   ----------   ------------   -----------
      Net investment income (loss) .................         (1,878)   1,636,877         85,746       316,174
                                                       ------------   ----------   ------------   -----------

   Proceeds from mutual fund shares sold ...........     19,984,485    5,163,555    185,288,430     8,993,215
   Cost of mutual fund shares sold .................    (34,443,393)  (7,560,599)  (188,492,955)  (12,072,962)
                                                       ------------   ----------   ------------   -----------
      Realized gain (loss) on investments ..........    (14,458,908)  (2,397,044)    (3,204,525)   (3,079,747)
   Change in unrealized gain (loss)
      on investments ...............................    (16,486,471)   1,427,374     (1,355,909)   (3,098,925)
                                                       ------------   ----------   ------------   -----------
      Net gain (loss) on investments ...............    (30,945,379)    (969,670)    (4,560,434)   (6,178,672)
                                                       ------------   ----------   ------------   -----------
   Reinvested capital gains ........................             --           --             --            --
                                                       ------------   ----------   ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(30,947,257)     667,207     (4,474,688)   (5,862,498)
                                                       ============   ==========   ============   ===========

Investment activity:                                   FidVIPGrOpS   FidVIPValStS   FTVIPFS    GVITEmMrkts
                                                       -----------   ------------   --------   -----------
   Reinvested dividends ............................       122,231           --           --         2,715
   Mortality and expense risk charges (note 3) .....       (15,235)          (2)         (66)         (537)
                                                        ----------     --------     --------   -----------
      Net investment income (loss) .................       106,996           (2)         (66)        2,178
                                                        ----------     --------     --------   -----------

   Proceeds from mutual fund shares sold ...........     3,704,104      876,526      289,899    14,879,305
   Cost of mutual fund shares sold .................    (6,391,065)    (887,592)    (286,115)  (15,087,985)
                                                        ----------     --------     --------   -----------
      Realized gain (loss) on investments ..........    (2,686,961)     (11,066)       3,784      (208,680)
   Change in unrealized gain (loss)
      on investments ...............................    (1,001,774)      (7,233)       1,036       (69,648)
                                                        ----------     --------     --------   -----------
      Net gain (loss) on investments ...............    (3,688,735)     (18,299)       4,820      (278,328)
                                                        ----------     --------     --------   -----------
   Reinvested capital gains ........................            --           --           --            --
                                                        ----------     --------     --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (3,581,739)     (18,301)       4,754      (276,150)
                                                        ==========     ========     ========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GVITGIFin   GVITGIHlth   GVITGITech   GVITGlUtl
                                                       ---------   ----------   ----------   ---------
   Reinvested dividends ............................    $     13          --         8,117         289
   Mortality and expense risk charges (note 3) .....          (1)         (3)         (418)        (79)
                                                        --------    --------    ----------    --------
      Net investment income (loss) .................          12          (3)        7,699         210
                                                        --------    --------    ----------    --------

   Proceeds from mutual fund shares sold ...........      87,833     459,901     1,853,889     178,063
   Cost of mutual fund shares sold .................     (86,374)   (469,349)   (2,411,728)   (176,993)
                                                        --------    --------    ----------    --------
      Realized gain (loss) on investments ..........       1,459      (9,448)     (557,839)      1,070
   Change in unrealized gain (loss)
      on investments ...............................      (2,770)     (4,801)     (182,901)      3,459
                                                        --------    --------    ----------    --------
      Net gain (loss) on investments ...............      (1,311)    (14,249)     (740,740)      4,529
                                                        --------    --------    ----------    --------
   Reinvested capital gains ........................          --          --            --          --
                                                        --------    --------    ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ (1,299)    (14,252)     (733,041)      4,739
                                                        ========    ========    ==========    ========

Investment activity:                                    GVITGvtBd    GVITGrowth   GVITIDAgg    GVITIDCon
                                                       -----------   ----------   ----------   ---------
   Reinvested dividends ............................     7,805,516           --        5,878      22,871
   Mortality and expense risk charges (note 3) .....      (471,295)      (5,466)         (55)       (437)
                                                       -----------   ----------   ----------    --------
      Net investment income (loss) .................     7,334,221       (5,466)       5,823      22,434
                                                       -----------   ----------   ----------    --------

   Proceeds from mutual fund shares sold ...........    27,953,399    1,705,331    2,183,680     343,063
   Cost of mutual fund shares sold .................   (25,338,824)  (4,919,427)  (2,252,111)   (345,520)
                                                       -----------   ----------   ----------    --------
      Realized gain (loss) on investments ..........     2,614,575   (3,214,096)     (68,431)     (2,457)
   Change in unrealized gain (loss)
      on investments ...............................     5,859,046   (1,401,337)      (6,754)     (7,246)
                                                       -----------   ----------   ----------    --------
      Net gain (loss) on investments ...............     8,473,621   (4,615,433)     (75,185)     (9,703)
                                                       -----------   ----------   ----------    --------
   Reinvested capital gains ........................     1,687,818           --           48       1,006
                                                       -----------   ----------   ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    17,495,660   (4,620,899)     (69,314)     13,737
                                                       ===========   ==========   ==========    ========

Investment activity:                                   GVITIDMod   GVITIDModAgg   GVITIDModCon    GVITIntGro
                                                       ---------   ------------   ------------   -----------
   Reinvested dividends ............................   $  30,927       18,053         40,677              --
   Mortality and expense risk charges (note 3) .....      (1,072)        (350)        (1,991)           (581)
                                                       ---------     --------       --------     -----------
      Net investment income (loss) .................      29,855       17,703         38,686            (581)
                                                       ---------     --------       --------     -----------

   Proceeds from mutual fund shares sold ...........     548,771      345,916        265,385      21,728,794
   Cost of mutual fund shares sold .................    (624,510)    (401,665)      (281,525)    (21,648,937)
                                                       ---------     --------       --------     -----------
      Realized gain (loss) on investments ..........     (75,739)     (55,749)       (16,140)         79,857
   Change in unrealized gain (loss)
      on investments ...............................     (11,572)     (64,260)       (16,778)         (2,225)
                                                       ---------     --------       --------     -----------
      Net gain (loss) on investments ...............     (87,311)    (120,009)       (32,918)         77,632
                                                       ---------     --------       --------     -----------
   Reinvested capital gains ........................       2,904        5,036          4,544              --
                                                       ---------     --------       --------     -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (54,552)     (97,270)        10,312          77,051
                                                       =========     ========       ========     ===========

Investment activity:                                     GVITMyMkt      GVITMyMkt5    GVITLead   NWGVITStrVal
                                                       --------------   -----------   --------   ------------
   Reinvested dividends ............................        5,650,502       362,533        762           609
   Mortality and expense risk charges (note 3) .....         (908,535)      (81,276)        (8)       (1,929)
                                                       --------------   -----------    -------    ----------
      Net investment income (loss) .................        4,741,967       281,257        754        (1,320)
                                                       --------------   -----------    -------    ----------

   Proceeds from mutual fund shares sold ...........    1,187,139,526    11,694,440     41,618     1,098,020
   Cost of mutual fund shares sold .................   (1,187,139,526)  (11,694,440)   (47,834)   (1,392,872)
                                                       --------------   -----------    -------    ----------
      Realized gain (loss) on investments ..........               --            --     (6,216)     (294,852)
   Change in unrealized gain (loss)
      on investments ...............................               --            --     (5,890)     (309,132)
                                                       --------------   -----------    -------    ----------
      Net gain (loss) on investments ...............               --            --    (12,106)     (603,984)
                                                       --------------   -----------    -------    ----------
   Reinvested capital gains ........................               --            --         --            --
                                                       --------------   -----------    -------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......        4,741,967       281,257    (11,352)     (605,304)
                                                       ==============   ===========    =======    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    GVITSmCapGr   GVITSmCapVal    GVITSmComp    GVITTotRt
                                                       ------------   ------------   -----------   -----------
   Reinvested dividends ............................   $         --         5,118             --     1,289,065
   Mortality and expense risk charges (note 3)......        (13,889)      (66,465)      (103,701)     (114,328)
                                                       ------------   -----------    -----------   -----------
      Net investment income (loss) .................        (13,889)      (61,347)      (103,701)    1,174,737
                                                       ------------   -----------    -----------   -----------

   Proceeds from mutual fund shares sold ...........     59,447,914    10,722,963      9,734,072     4,133,361
   Cost of mutual fund shares sold .................    (63,593,513)  (12,923,857)   (12,550,150)   (9,066,737)
                                                       ------------   -----------    -----------   -----------
      Realized gain (loss) on investments ..........     (4,145,599)   (2,200,894)    (2,816,078)   (4,933,376)
   Change in unrealized gain (loss)
      on investments ...............................       (777,242)  (15,654,025)    (7,122,789)  (23,481,195)
                                                       ------------   -----------    -----------   -----------
      Net gain (loss) on investments ...............     (4,922,841)  (17,854,919)    (9,938,867)  (28,414,571)
                                                       ------------   -----------    -----------   -----------
   Reinvested capital gains ........................             --     1,237,982             --            --
                                                       ------------   -----------    -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (4,936,730)  (16,678,284)   (10,042,568)  (27,239,834)
                                                       ============   ===========    ===========   ===========

Investment activity:                                   GVITUSGro    GVITWLead     GSMCV    GSVITMidCap
                                                       ---------   -----------   -------   -----------
   Reinvested dividends ............................         --        347,136        49          97
   Mortality and expense risk charges (note 3)......         (9)       (22,755)       (6)         (4)
                                                       --------    -----------   -------    --------
      Net investment income (loss) .................         (9)       324,381        43          93
                                                       --------    -----------   -------    --------

   Proceeds from mutual fund shares sold ...........    258,958     35,948,437    15,500     100,494
   Cost of mutual fund shares sold .................   (263,425)   (44,211,659)  (15,972)   (100,266)
                                                       --------    -----------   -------    --------
      Realized gain (loss) on investments ..........     (4,467)    (8,263,222)     (472)        228
   Change in unrealized gain (loss)
      on investments ...............................    (38,689)     7,274,386       (20)        274
                                                       --------    -----------   -------    --------
      Net gain (loss) on investments ...............    (43,156)      (988,836)     (492)        502
                                                       --------    -----------   -------    --------
   Reinvested capital gains ........................         --             --       175          28
                                                       --------    -----------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (43,165)      (664,455)     (274)        623
                                                       ========    ===========   =======    ========

Investment activity:                                     JPMorBal    JanBal     JanCapAp     JanGITech
                                                       -----------   ------   -----------   ----------
   Reinvested dividends ............................   $   352,792      105        95,053           --
   Mortality and expense risk charges (note 3)......       (23,226)      (5)      (42,843)     (10,468)
                                                       -----------   ------   -----------   ----------
      Net investment income (loss) .................       329,566      100        52,210      (10,468)
                                                       -----------   ------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     2,218,409    9,313    15,208,901    4,048,702
   Cost of mutual fund shares sold .................    (2,735,959)  (9,566)  (19,511,691)  (9,733,057)
                                                       -----------   ------   -----------   ----------
      Realized gain (loss) on investments ..........      (517,550)    (253)   (4,302,790)  (5,684,355)
   Change in unrealized gain (loss)
      on investments ...............................    (1,744,993)    (195)   (1,194,674)  (1,277,195)
                                                       -----------   ------   -----------   ----------
      Net gain (loss) on investments ...............    (2,262,543)    (448)   (5,497,464)  (6,961,550)
                                                       -----------   ------   -----------   ----------
   Reinvested capital gains ........................            --       --            --           --
                                                       -----------   ------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,932,977)    (348)   (5,445,254)  (6,972,018)
                                                       ===========   ======   ===========   ==========

Investment activity:                                     JanIntGro    MGVITMultiSec   NBAMTFas   NBAMTGuard
                                                       ------------   -------------   --------   ----------
   Reinvested dividends ............................        229,049      1,385,500        --        102,234
   Mortality and expense risk charges (note 3)......        (63,071)       (58,965)      (25)       (31,276)
                                                       ------------    -----------      ----     ----------
      Net investment income (loss) .................        165,978      1,326,535       (25)        70,958
                                                       ------------    -----------      ----     ----------

   Proceeds from mutual fund shares sold ...........    213,021,908     38,094,837       298      5,495,841
   Cost of mutual fund shares sold .................   (219,639,434)   (38,614,611)     (289)    (7,006,391)
                                                       ------------    -----------      ----     ----------
      Realized gain (loss) on investments ..........     (6,617,526)      (519,774)        9     (1,510,550)
   Change in unrealized gain (loss)
      on investments ...............................     (2,299,270)       942,199       971     (3,567,509)
                                                       ------------    -----------      ----     ----------
      Net gain (loss) on investments ...............     (8,916,796)       422,425       980     (5,078,059)
                                                       ------------    -----------      ----     ----------
   Reinvested capital gains ........................             --             --        --             --
                                                       ------------    -----------      ----     ----------
          Net increase (decrease) in contract owners'
            equity resulting from operations .......     (8,750,818)     1,748,960       955     (5,007,101)
                                                       ============    ===========      ====     ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                     NBAMTMCGr     NBAMTPart   ONEMidCap   ONEMidCapV
                                                       ------------   ----------   ---------   ----------
   Reinvested dividends                                $         --       61,110          --         --
   Mortality and expense risk charges (note 3) .....        (77,678)     (12,222)       (141)      (121)
                                                       ------------   ----------    --------     ------
      Net investment income (loss) .................        (77,678)      48,888        (141)      (121)
                                                       ------------   ----------    --------     ------

   Proceeds from mutual fund shares sold ...........     15,563,267    6,459,407     169,592        655
   Cost of mutual fund shares sold .................    (20,552,889)  (8,276,978)   (171,896)      (653)
                                                       ------------   ----------    --------     ------
      Realized gain (loss) on investments ..........     (4,989,622)  (1,817,571)     (2,304)         2
   Change in unrealized gain (loss)
      on investments ...............................     (9,298,181)  (1,372,811)     (3,322)    (6,061)
                                                       ------------   ----------    --------     ------
      Net gain (loss) on investments ...............    (14,287,803)  (3,190,382)     (5,626)    (6,059)
                                                       ------------   ----------    --------     ------
   Reinvested capital gains ........................             --           --          --         --
                                                       ------------   ----------    --------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(14,365,481)  (3,141,494)     (5,767)    (6,180)
                                                       ============   ==========    ========     ======

Investment activity:                                    OppAggGro     OppCapAp      OppGlSec     OppMSGrInc
                                                       -----------   -----------   -----------   -----------
   Reinvested dividends ............................       340,390       437,493       113,244      201,725
   Mortality and expense risk charges (note 3) .....       (96,581)     (157,188)      (44,034)     (25,294)
                                                       -----------   -----------   -----------   ----------
      Net investment income (loss) .................       243,809       280,305        69,210      176,431
                                                       -----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........    19,100,411    16,475,609    17,886,621    4,892,253
   Cost of mutual fund shares sold .................   (51,227,290)  (26,009,474)  (19,716,772)  (6,909,103)
                                                       -----------   -----------   -----------   ----------
      Realized gain (loss) on investments ..........   (32,126,879)   (9,533,865)   (1,830,151)  (2,016,850)
   Change in unrealized gain (loss)
      on investments ...............................   14,324,781    (15,171,267)   (4,252,562)  (4,294,382)
                                                       -----------   -----------   -----------   ----------
      Net gain (loss) on investments ...............   (17,802,098)  (24,705,132)   (6,082,713)  (6,311,232)
                                                       -----------   -----------   -----------   ----------
   Reinvested capital gains                                     --            --            --           --
                                                       -----------   -----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (17,558,289)  (24,424,827)   (6,013,503)  (6,134,801)
                                                       ===========   ===========   ===========   ==========

Investment activity:                                   PIMLowDur   PIMRealRet   PIMTotRet   PionHY
                                                       ---------   ----------   ---------   ------
   Reinvested dividends ............................   $     600         991       9,379        34
   Mortality and expense risk charges (note 3) .....         (87)       (115)       (841)       (1)
                                                       ---------     -------     -------    ------
      Net investment income (loss) .................         513         876       8,538        33
                                                       ---------     -------     -------    ------

   Proceeds from mutual fund shares sold ...........     190,985      43,854      10,342     1,874
   Cost of mutual fund shares sold .................    (190,923)    (43,160)    (10,201)   (1,931)
                                                       ---------     -------     -------    ------
      Realized gain (loss) on investments ..........          62         694         141       (57)
   Change in unrealized gain (loss)
      on investments ...............................         360      10,029       7,687         1
                                                       ---------     -------     -------    ------
      Net gain (loss) on investments ...............         422      10,723       7,828       (56)
                                                       ---------     -------     -------    ------
   Reinvested capital gains ........................         949         463      21,423        --
                                                       ---------     -------     -------    ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   1,884      12,062      37,789       (23)
                                                       =========     =======     =======    ======

Investment activity:                                   RoyMicro   SGVITMdCpGr     StOpp2      TRPEI2
                                                       --------   -----------   -----------   ------
   Reinvested dividends ............................        --             --       110,871      657
   Mortality and expense risk charges (note 3) .....       (98)       (39,586)      (56,136)     (66)
                                                        ------    -----------   -----------   ------
      Net investment income (loss) .................       (98)       (39,586)       54,735      591
                                                        ------    -----------   -----------   ------

   Proceeds from mutual fund shares sold ...........     9,670      7,346,919     9,101,411    2,085
   Cost of mutual fund shares sold .................    (9,491)   (13,457,986)  (14,410,882)  (1,975)
                                                        ------    -----------   -----------   ------
      Realized gain (loss) on investments ..........       179     (6,111,067)   (5,309,471)     110
   Change in unrealized gain (loss)
      on investments ...............................     1,783     (3,934,328)   (3,489,957)     311
                                                        ------    -----------   -----------   ------
      Net gain (loss) on investments ...............     1,962    (10,045,395)   (8,799,428)     421
                                                        ------    -----------   -----------   ------
   Reinvested capital gains ........................     2,635             --       562,955       --
                                                        ------    -----------   -----------   ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,499    (10,084,981)   (8,181,738)   1,012
                                                        ======    ===========   ===========   ======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    TRPMCG2   TurnGVITGro    VEWrldEMkt    VEWrldHAs
                                                       --------   -----------   -----------   ----------
   Reinvested dividends ............................   $     --           --         11,857       15,051
   Mortality and expense risk charges (note 3) .....        (28)        (185)        (5,567)      (1,040)
                                                       --------     --------    -----------   ----------
      Net investment income (loss) .................        (28)        (185)         6,290       14,011
                                                       --------     --------    -----------   ----------

   Proceeds from mutual fund shares sold ...........     50,251      683,637     15,144,754    2,597,702
   Cost of mutual fund shares sold .................    (51,052)    (870,690)   (15,568,585)  (2,884,262)
                                                       --------     --------    -----------   ----------
      Realized gain (loss) on investments ..........       (801)    (187,053)      (423,831)    (286,560)
   Change in unrealized gain (loss)
      on investments ...............................     (2,480)     (80,191)         4,487      (30,895)
                                                       --------     --------    -----------   ----------
      Net gain (loss) on investments ...............     (3,281)    (267,244)      (419,344)    (317,455)
                                                       --------     --------    -----------   ----------
   Reinvested capital gains ........................         --           --             --           --
                                                       --------     --------    -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (3,309)    (267,429)      (413,054)    (303,444)
                                                       ========     ========    ===========   ==========

Investment activity:                                     VKEmMkt     VKMidCapG   VKUSRealEst
                                                       ----------   ----------   -----------
   Reinvested dividends ............................      311,753           --       813,832
   Mortality and expense risk charges (note 3) .....       (6,148)      (5,383)      (30,552)
                                                       ----------   ----------    ----------
      Net investment income (loss) .................      305,605       (5,383)      783,280
                                                       ----------   ----------    ----------

   Proceeds from mutual fund shares sold ...........    4,570,032    1,868,053     5,327,379
   Cost of mutual fund shares sold .................   (4,590,606)  (2,705,060)   (5,090,386)
                                                       ----------   ----------    ----------
      Realized gain (loss) on investments ..........      (20,574)    (837,007)      236,993
   Change in unrealized gain (loss)
      on investments ...............................       40,303     (330,736)   (2,563,674)
                                                       ----------   ----------    ----------
      Net gain (loss) on investments ...............       19,729   (1,167,743)   (2,326,681)
                                                       ----------   ----------    ----------
   Reinvested capital gains ........................           --           --       592,195
                                                       ----------   ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      325,334   (1,173,126)     (951,206)
                                                       ==========   ==========    ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                                    Total                   AIMBVF
                                                       ------------------------------   --------------
Investment activity:                                        2002            2001         2002     2001
                                                       --------------   -------------   -------   ----
   Net investment income (loss) ....................   $   28,058,001      29,771,597      (139)    --
   Realized gain (loss) on investments .............     (173,891,391)   (180,670,480)       44     --
   Change in unrealized gain (loss)
      on investments ...............................     (185,402,711)    (49,709,311)  (16,746)    --
   Reinvested capital gains ........................        8,167,207      40,368,917        --     --
                                                       --------------   -------------   -------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     (323,068,894)   (160,239,277)  (16,841)    --
                                                       --------------   -------------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      806,276,709   1,010,149,638     8,073     --
   Transfers between funds .........................               --              --   401,732     --
   Surrenders (note 6) .............................     (118,040,336)   (51,375,627)        --     --
   Death benefits (note 4) .........................       (2,999,731)     (3,332,989)       --     --
   Policy loans (net of repayments) (note 5) .......      (31,525,439)    (9,466,546)        --     --
   Deductions for surrender charges (note 2d) ......       (7,798,703)     (3,772,586)       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (129,307,494)   (106,308,018)     (570)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (3,265,896)     (2,763,063)       --     --
      MSP contracts ................................         (177,913)       (198,693)       --     --
      SL contracts .................................         (687,007)       (549,866)       --     --
                                                       --------------   -------------   -------    ---
         Net equity transactions ...................      512,474,190     832,382,250   409,235     --
                                                       --------------   -------------   -------    ---

Net change in contract owners' equity ..............      189,405,296     672,142,973   392,394     --
Contract owners' equity beginning
   of period .......................................    2,087,035,414   1,414,892,441        --     --
                                                       --------------   -------------   -------    ---
Contract owners' equity end of period ..............   $2,276,440,710   2,087,035,414   392,394     --
                                                       ==============   =============   =======    ===

CHANGES IN UNITS:
   Beginning units .................................      191,173,282     116,096,849        --     --
                                                       --------------   -------------   -------    ---
   Units purchased .................................      145,379,173     136,381,319    39,936     --
   Units redeemed ..................................      (91,389,789)    (61,304,886)      (55)    --
                                                       --------------   -------------   -------    ---
   Ending units ....................................      245,162,666     191,173,282    39,881     --
                                                       ==============   =============   =======    ===

                                                          AIMCDF       AllGroInc
                                                       -----------   -------------
Investment activity:                                   2002   2001    2002    2001
                                                       ----   ----   ------   ----
   Net investment income (loss) ....................     --     --       (9)    --
   Realized gain (loss) on investments .............     --     --      (19)    --
   Change in unrealized gain (loss)                                             --
      on investments ...............................     --     --   (1,665)    --
   Reinvested capital gains ........................     --     --       --     --
                                                        ---    ---   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     --     --   (1,693)    --
                                                        ---    ---   ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     --     --      (16)    --
   Transfers between funds .........................    250          56,089     --
   Surrenders (note 6) .............................     --     --       --     --
   Death benefits (note 4) .........................     --     --       --     --
   Policy loans (net of repayments) (note 5) .......     --     --       --     --
   Deductions for surrender charges (note 2d) ......     --     --       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (15)             --     --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     --     --       --     --
      MSP contracts ................................     --     --       --     --
      SL contracts .................................     --     --       --     --
                                                        ---    ---   ------    ---
         Net equity transactions ...................    235     --   56,073     --
                                                        ---    ---   ------    ---

Net change in contract owners' equity ..............    235          54,380     --
Contract owners' equity beginning
   of period .......................................     --     --       --     --
                                                        ---    ---   ------    ---
Contract owners' equity end of period ..............    235     --   54,380     --
                                                        ===    ===   ======    ===

CHANGES IN UNITS:
   Beginning units .................................     --     --       --     --
                                                        ---    ---   ------    ---
   Units purchased .................................     26     --    5,432     --
   Units redeemed ..................................     (2)    --       --     --
                                                        ---    ---   ------    ---
   Ending units ....................................     24     --    5,432     --
                                                        ===    ===   ======    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                               ACVPIncGr                   ACVPInt
                                                       ------------------------   ------------------------
Investment activity:                                       2002         2001         2002          2001
                                                       -----------   ----------   ----------   -----------
   Net investment income (loss).....................   $   295,751      190,055      252,262       (41,095)
   Realized gain (loss) on investments..............    (2,425,742)  (1,838,222)  (7,025,164)  (25,475,199)
   Change in unrealized gain (loss)
      on investments................................    (6,415,240)    (668,796)  (1,505,283)    6,676,950
   Reinvested capital gains.........................            --           --           --     4,068,852
                                                       -----------   ----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    (8,545,231)  (2,316,963)  (8,278,185)  (14,770,492)
                                                       -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................     8,242,700   16,904,735   14,523,861    15,964,755
   Transfers between funds..........................     4,275,259    8,194,621     (827,913)    3,600,743
   Surrenders (note 6)..............................      (859,189)  (6,353,743)  (1,534,093)   (1,245,708)
   Death benefits (note 4)..........................       (84,910)     (25,257)     (53,686)      (52,127)
   Policy loans (net of repayments) (note 5)........    (1,414,722)     (56,773)  (1,212,686)     (242,467)
   Deductions for surrender charges (note 2d).......       (56,765)    (480,766)    (101,355)      (94,258)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................    (2,134,843)  (1,951,663)  (2,687,623)   (2,510,290)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................       (51,840)     (46,275)     (64,935)      (68,490)
      MSP contracts.................................        (4,113)      (4,657)      (3,820)       (7,374)
      SL contracts..................................        (9,375)      (8,572)      (9,329)       (9,576)
                                                       -----------   ----------   ----------   -----------
         Net equity transactions....................     7,902,202   16,171,650    8,028,421    15,335,208
                                                       -----------   ----------   ----------   -----------

Net change in contract owners' equity...............      (643,029)  13,854,687     (249,764)      564,716
Contract owners' equity beginning
   of period........................................    38,884,917   25,030,230   44,844,821    44,280,105
                                                       -----------   ----------   ----------   -----------
Contract owners' equity end of period...............   $38,241,888   38,884,917   44,595,057    44,844,821
                                                       ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units..................................     3,582,704    2,108,572    4,459,878     3,063,338
                                                       -----------   ----------   ----------   -----------
   Units purchased..................................     1,345,665    2,012,075    2,071,974     1,803,688
   Units redeemed...................................      (556,086)    (537,943)    (889,732)     (407,148)
                                                       -----------   ----------   ----------   -----------
   Ending units.....................................     4,372,283    3,582,704    5,642,120     4,459,878
                                                       ===========   ==========   ==========   ===========

                                                          ACVPUltra             ACVPVal
                                                       ---------------   -----------------------
Investment activity:                                     2002     2001      2002         2001
                                                       --------   ----   ----------   ----------
   Net investment income (loss).....................      2,192     --      228,704       94,634
   Realized gain (loss) on investments..............    (65,437)    --     (664,248)     784,993
   Change in unrealized gain (loss)
      on investments................................    (28,521)    --   (7,152,115)   1,499,813
   Reinvested capital gains.........................         --     --    1,740,826           --
                                                       --------    ---   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    (91,766)    --   (5,846,833)   2,379,440
                                                       --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................    381,461     --    9,518,078    4,837,359
   Transfers between funds..........................    767,998     --   14,238,176   16,354,241
   Surrenders (note 6)..............................   (326,526)    --   (1,379,551)    (440,086)
   Death benefits (note 4)..........................         --     --      (56,150)     (62,019)
   Policy loans (net of repayments) (note 5)........      1,986     --     (201,892)     (77,901)
   Deductions for surrender charges (note 2d).......    (21,573)    --      (91,144)     (33,300)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................    (45,493)    --   (2,572,725)  (1,132,828)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................     (1,707)    --      (84,853)     (39,218)
      MSP contracts.................................         (8)    --       (3,108)      (2,191)
      SL contracts..................................        (21)    --      (17,817)      (5,079)
                                                       --------    ---   ----------   ----------
         Net equity transactions....................    756,117     --   19,349,014   19,398,978
                                                       --------    ---   ----------   ----------

Net change in contract owners' equity...............    664,351     --   13,502,181   21,778,418
Contract owners' equity beginning
   of period........................................         --     --   29,186,372    7,407,954
                                                       --------    ---   ----------   ----------
Contract owners' equity end of period...............    664,351     --   42,688,553   29,186,372
                                                       ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................         --     --    2,161,177      617,384
                                                       --------    ---   ----------   ----------
   Units purchased..................................     88,490     --    1,905,197    1,682,878
   Units redeemed...................................     (5,829)    --     (416,060)    (139,085)
                                                       --------    ---   ----------   ----------
   Ending units.....................................     82,661     --    3,650,314    2,161,177
                                                       ========    ===   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            BCAT              ComGVITVal
                                                       --------------   ----------------------
Investment activity:                                     2002    2001      2002         2001
                                                       -------   ----   ----------   ---------
   Net investment income (loss) ....................   $   (29)    --       64,404      55,324
   Realized gain (loss) on investments .............        79     --   (1,155,697)   (117,452)
   Change in unrealized gain (loss)
      on investments ...............................       (48)    --     (372,887)   (341,379)
   Reinvested capital gains ........................        --     --           --          --
                                                       -------    ---   ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........         2     --   (1,464,180)   (403,507)
                                                       -------    ---   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................        (1)    --    1,857,957   1,335,353
   Transfers between funds .........................    69,454     --      478,332   2,490,417
   Surrenders (note 6) .............................        --     --     (151,738)    (74,711)
   Death benefits (note 4) .........................        --     --      (16,024)     (6,873)
   Policy loans (net of repayments) (note 5) .......        --     --      (46,526)        756
   Deductions for surrender charges (note 2d) ......        --     --      (10,025)     (5,653)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      (296)    --     (337,086)   (295,375)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................        --     --       (8,716)     (8,213)
      MSP contracts ................................        --     --         (766)       (850)
      SL contracts .................................        --     --         (874)       (743)
                                                       -------    ---   ----------   ---------
         Net equity transactions ...................    69,157     --    1,764,534   3,434,108
                                                       -------    ---   ----------   ---------

Net change in contract owners' equity ..............    69,159     --      300,354   3,030,601
Contract owners' equity beginning
   of period .......................................        --     --    5,200,213   2,169,612
                                                       -------    ---   ----------   ---------
Contract owners' equity end of period ..............   $69,159     --    5,500,567   5,200,213
                                                       =======    ===   ==========   =========

CHANGES IN UNITS:
   Beginning units .................................        --     --      528,392     180,572
                                                       -------    ---   ----------   ---------
   Units purchased .................................     7,164     --      323,564     386,266
   Units redeemed ..................................       (30)    --     (108,082)    (38,446)
                                                       -------    ---   ----------   ---------
   Ending units ....................................     7,134     --      743,874     528,392
                                                       =======    ===   ==========   =========

                                                              CSGPVen                 CSIntEq
                                                       --------------------   ----------------------
Investment activity:                                     2002        2001        2002        2001
                                                       --------   ---------   ---------   ----------
   Net investment income (loss) ....................       (741)       (688)     (1,064)        (824)
   Realized gain (loss) on investments .............   (342,320)   (390,882)    (31,534)  (1,154,946)
   Change in unrealized gain (loss)
      on investments ...............................     59,105      71,425    (339,704)     737,104
   Reinvested capital gains ........................         --          --          --           --
                                                       --------   ---------   ---------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (283,956)   (320,145)   (372,302)    (418,666)
                                                       --------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................    138,218     250,521     257,124      361,952
   Transfers between funds .........................   (150,036)    (26,438)   (129,187)    (278,163)
   Surrenders (note 6) .............................    (19,422)    (21,815)   (109,474)     (67,204)
   Death benefits (note 4) .........................     (2,132)       (101)         --         (114)
   Policy loans (net of repayments) (note 5) .......      2,471     (34,453)    (11,178)     (26,312)
   Deductions for surrender charges (note 2d) ......     (1,283)     (1,651)     (7,233)      (5,085)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (44,394)    (57,060)   (100,884)    (122,795)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     (2,071)     (2,815)     (5,555)      (6,614)
      MSP contracts ................................       (361)       (703)       (397)        (507)
      SL contracts .................................       (206)       (357)       (670)        (734)
                                                       --------   ---------   ---------   ----------
         Net equity transactions ...................    (79,216)    105,128    (107,454)    (145,576)
                                                       --------   ---------   ---------   ----------

Net change in contract owners' equity ..............   (363,172)   (215,017)   (479,756)    (564,242)
Contract owners' equity beginning
   of period .......................................    893,362   1,108,379   1,860,200    2,424,442
                                                       --------   ---------   ---------   ----------
Contract owners' equity end of period ..............    530,190     893,362   1,380,444    1,860,200
                                                       ========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .................................     92,656      80,230     206,416      210,354
                                                       --------   ---------   ---------   ----------
   Units purchased .................................     18,681      28,628      33,740       37,812
   Units redeemed ..................................    (26,690)    (16,202)    (49,562)     (41,750)
                                                       --------   ---------   ---------   ----------
   Ending units ....................................     84,647      92,656     190,594      206,416
                                                       ========   =========   =========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,Continued
Years Ended December 31, 2002 and 2001

                                                               CSLCapV                  DryMidCapIx
                                                       -----------------------   -----------------------
Investment activity:                                      2002         2001         2002         2001
                                                       -----------   ---------   ----------   ----------
   Net investment income (loss).....................   $    15,840      (5,391)      65,809       54,108
   Realized gain (loss) on investments..............      (187,629)     33,836     (468,952)    (614,375)
   Change in unrealized gain (loss)
      on investments................................      (413,957)    (66,654)  (5,175,301)     601,633
   Reinvested capital gains.........................            --          --      243,793      145,893
                                                       -----------   ---------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........      (585,746)    (38,209)  (5,334,651)     187,259
                                                       -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................       436,621     479,149    7,501,528    4,313,632
   Transfers between funds..........................    (1,251,071)    819,215   12,585,211    7,424,370
   Surrenders (note 6)..............................      (213,288)    (30,177)  (1,410,219)    (158,510)
   Death benefits (note 4)..........................        (7,975)         --      (30,435)     (19,824)
   Policy loans (net of repayments) (note 5)........         2,593     (11,554)     (99,081)     (45,778)
   Deductions for surrender charges (note 2d).......       (14,092)     (2,283)     (93,171)     (11,994)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................      (154,556)   (170,041)  (1,703,300)    (922,352)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................        (5,457)     (5,847)     (49,277)     (26,787)
      MSP contracts.................................          (500)       (626)      (1,585)      (1,036)
      SL contracts..................................          (727)       (781)     (17,307)      (7,302)
                                                       -----------   ---------   ----------   ----------
         Net equity transactions....................    (1,208,452)  1,077,055   16,682,364   10,544,419
                                                       -----------   ---------   ----------   ----------

Net change in contract owners' equity...............    (1,794,198)  1,038,846   11,347,713   10,731,678
Contract owners' equity beginning
   of period........................................     3,473,380   2,434,534   17,437,758    6,706,080
                                                       -----------   ---------   ----------   ----------
Contract owners' equity end of period...............   $ 1,679,182   3,473,380   28,785,471   17,437,758
                                                       ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................       285,384     200,517    1,199,159      447,279
                                                       -----------   ---------   ----------   ----------
   Units purchased..................................        47,298     104,429    1,402,464      842,197
   Units redeemed...................................      (157,602)    (19,562)    (236,318)     (90,317)
                                                       -----------   ---------   ----------   ----------
   Ending units.....................................       175,080     285,384    2,365,305    1,199,159
                                                       ===========   =========   ==========   ==========

                                                              DryEuroEq          DryMidCapStk
                                                       ----------------------   -------------
Investment activity:                                      2002        2001       2002    2001
                                                       ----------   ---------   ------   ----
   Net investment income (loss).....................       (1,189)      9,312       76     --
   Realized gain (loss) on investments..............     (240,858)   (524,850)      --     --
   Change in unrealized gain (loss)
      on investments................................      (17,058)    (19,212)    (427)    --
   Reinvested capital gains.........................           --          --       --     --
                                                       ----------   ---------   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations...........     (259,105)   (534,750)    (351)    --
                                                       ----------   ---------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................      376,786   1,122,135       --     --
   Transfers between funds..........................   (1,581,576)   (279,014)  28,932     --
   Surrenders (note 6)..............................      (26,144)    (37,778)      --     --
   Death benefits (note 4)..........................       (3,280)     (1,076)      --     --
   Policy loans (net of repayments) (note 5)........         (402)       (528)      --     --
   Deductions for surrender charges (note 2d).......       (1,727)     (2,858)      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................      (84,449)   (135,716)    (255)    --
   Asset charges (note 3):
      FPVUL & VEL contracts.........................       (2,576)     (3,369)      --     --
      MSP contracts.................................          (82)       (341)      --     --
      SL contracts..................................         (527)       (655)      --     --
                                                       ----------   ---------   ------    ---
         Net equity transactions....................   (1,323,977)    660,800   28,677     --
                                                       ----------   ---------   ------    ---

Net change in contract owners' equity...............   (1,583,082)    126,050   28,326     --
Contract owners' equity beginning
   of period........................................    1,585,069   1,459,019       --     --
                                                       ----------   ---------   ------    ---
Contract owners' equity end of period...............        1,987   1,585,069   28,326     --
                                                       ==========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units..................................      174,397     115,223       --     --
                                                       ----------   ---------   ------    ---
   Units purchased..................................       58,103     113,434    2,842     --
   Units redeemed...................................     (232,218)    (54,260)      --     --
                                                       ----------   ---------   ------    ---
   Ending units.....................................          282     174,397    2,842     --
                                                       ==========   =========   ======    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 DrySmCapIxS             DrySRGro
                                              -----------------   -----------------------
Investment activity:                             2002      2001      2002         2001
                                              ----------   ----   ----------   ----------
   Net investment income (loss)............   $    3,092     --       20,637       (3,669)
   Realized gain (loss) on investments.....        9,527     --   (4,044,827)  (1,322,306)
   Change in unrealized gain (loss)
      on investments.......................      (20,037)    --   (2,065,356)  (3,298,528)
   Reinvested capital gains................           --     --           --           --
                                              ----------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................       (7,418)    --   (6,089,546)  (4,624,503)
                                              ----------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).............      365,357     --    5,506,507   10,416,978
   Transfers between funds.................    2,178,207     --   (2,145,908)   1,388,663
   Surrenders (note 6).....................      (35,945)    --     (934,968)    (464,880)
   Death benefits (note 4).................       (4,196)    --      (47,141)     (77,433)
   Policy loans (net of repayments)
      (note 5).............................       (1,436)    --   (1,025,096)    (183,269)
   Deductions for surrender charges
      (note 2d)                                   (2,375)    --      (61,772)     (35,176)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)....................      (27,049)    --   (1,889,457)  (2,070,697)
   Asset charges (note 3):
      FPVUL & VEL contracts................         (633)    --      (55,265)     (60,803)
      MSP contracts........................           --     --       (2,737)      (3,920)
      SL contracts.........................          (63)    --       (5,603)      (5,979)
                                              ----------    ---   ----------   ----------
         Net equity transactions...........    2,471,867     --     (661,440)   8,903,484
                                              ----------    ---   ----------   ----------
Net change in contract owners' equity......    2,464,449     --   (6,750,986)   4,278,981
Contract owners' equity beginning
   of period...............................           --     --   20,765,389   16,486,408
                                              ----------    ---   ----------   ----------
Contract owners' equity end of period......   $2,464,449     --   14,014,403   20,765,389
                                              ==========    ===   ==========   ==========
CHANGES IN UNITS:
   Beginning units.........................           --     --    1,904,741    1,132,559
                                              ----------    ---   ----------   ----------
   Units purchased.........................      325,576     --      642,801    1,120,486
   Units redeemed..........................       (4,355)    --     (761,598)    (348,304)
                                              ----------    ---   ----------   ----------
   Ending units............................      321,221     --    1,785,944    1,904,741
                                              ==========    ===   ==========   ==========

                                                      DryStkIx                   DryVIFApp
                                              -------------------------   -----------------------
Investment activity:                             2002          2001          2002         2001
                                              -----------   -----------   ----------   ----------
   Net investment income (loss)............     3,050,358     2,225,892      335,056      221,754
   Realized gain (loss) on investments.....   (18,599,138)  (13,853,031)  (2,871,136)  (1,084,787)
   Change in unrealized gain (loss)
      on investments.......................   (50,888,412)  (22,871,757)  (4,395,323)  (1,683,766)
   Reinvested capital gains................            --     1,239,287           --           --
                                              -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................   (66,437,192)  (33,259,609)  (6,931,403)  (2,546,799)
                                              -----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).............    67,681,915    78,670,945    7,333,979    9,000,607
   Transfers between funds.................    51,084,841   (16,553,579)   2,497,836   (1,111,989)
   Surrenders (note 6).....................   (10,065,375)   (9,057,375)  (1,827,641)    (763,458)
   Death benefits (note 4).................      (424,395)     (767,254)     (91,596)     (96,423)
   Policy loans (net of repayments)
      (note 5).............................    (9,366,566)   (1,107,133)     (52,117)    (105,753)
   Deductions for surrender charges
      (note 2d)                                  (665,001)     (685,340)    (120,749)     (57,768)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)....................   (14,484,498)  (12,949,074)  (1,963,359)  (1,733,024)
   Asset charges (note 3):
      FPVUL & VEL contracts................      (369,254)     (346,249)     (51,569)     (43,557)
      MSP contracts........................       (20,608)      (32,180)      (1,413)      (1,513)
      SL contracts.........................      (119,742)      (71,257)      (9,323)      (7,972)
                                              -----------   -----------   ----------   ----------
         Net equity transactions...........    83,251,317    37,101,504    5,714,048    5,079,150
                                              -----------   -----------   ----------   ----------
Net change in contract owners' equity......    16,814,125     3,841,895   (1,217,355)   2,532,351
Contract owners' equity beginning
   of period...............................   235,803,734   231,961,839   34,810,769   32,278,418
                                              -----------   -----------   ----------   ----------
Contract owners' equity end of period......   252,617,859   235,803,734   33,593,414   34,810,769
                                              ===========   ===========   ==========   ==========
CHANGES IN UNITS:
   Beginning units.........................    21,289,393    18,907,653    3,024,640    2,588,042
                                              -----------   -----------   ----------   ----------
   Units purchased.........................    12,329,234     8,863,550    1,039,749    1,042,009
   Units redeemed..........................    (4,106,582)   (6,481,810)    (529,454)    (605,411)
                                              -----------   -----------   ----------   ----------
   Ending units............................    29,512,045    21,289,393    3,534,935    3,024,640
                                              ===========   ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          DryIntVal            FGVITHiInc
                                                       ---------------   -----------------------
Investment activity:                                     2002     2001      2002         2001
                                                       --------   ----   ----------   ----------
   Net investment income (loss).....................   $    477     --    1,319,940    1,396,651
   Realized gain (loss) on investments..............      4,559     --     (611,288)  (2,597,008)
   Change in unrealized gain (loss)
      on investments................................      1,445     --     (400,507)   1,237,276
   Reinvested capital gains.........................         --     --           --           --
                                                       --------    ---   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........      6,481     --      308,145       36,919
                                                       --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................        566     --    3,126,075    1,942,949
   Transfers between funds..........................    283,331     --    5,754,546   (6,906,064)
   Surrenders (note 6)..............................         --     --     (754,952)    (202,910)
   Death benefits (note 4)..........................         --     --      (51,018)     (30,268)
   Policy loans (net of repayments) (note 5)........         --     --      (91,632)     (23,836)
   Deductions for surrender charges (note 2d).......         --     --      (49,878)     (15,354)
   Redemptions to pay cost of insurance
      charges and administrative charge
      (notes 2b and 2c).............................       (261)    --     (898,909)    (477,273)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................         --     --      (24,697)     (10,073)
      MSP contracts.................................         --     --       (1,031)        (800)
      SL contracts..................................         --     --       (5,326)      (2,394)
                                                       --------    ---   ----------   ----------
         Net equity transactions....................    283,636     --    7,003,178   (5,726,023)
                                                       --------    ---   ----------   ----------

Net change in contract owners' equity...............    290,117     --    7,311,323   (5,689,104)
Contract owners' equity beginning
   of period........................................         --     --    9,673,974   15,363,078
                                                       --------    ---   ----------   ----------
Contract owners' equity end of period...............   $290,117     --   16,985,297    9,673,974
                                                       ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................         --     --      972,675    1,660,401
                                                       --------    ---   ----------   ----------
   Units purchased..................................     30,778     --      903,714      435,364
   Units redeemed...................................        (27)    --     (229,584)  (1,123,090)
                                                       --------    ---   ----------   ----------
   Ending units.....................................     30,751     --    1,646,805      972,675
                                                       ========    ===   ==========   ==========

                                                              FedQualBd                   FidVIPEIS
                                                       ------------------------   ------------------------
Investment activity:                                      2002          2001         2002          2001
                                                       ----------   -----------   -----------   ----------
   Net investment income (loss).....................    1,853,326     1,359,733       808,915      411,117
   Realized gain (loss) on investments..............    1,131,663     5,098,570    (1,883,970)    (701,218)
   Change in unrealized gain (loss)
      on investments................................    2,669,302    (1,493,674)  (12,798,194)  (3,016,312)
   Reinvested capital gains.........................      749,114       147,643     1,313,313    1,383,058
                                                       ----------   -----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    6,403,405     5,112,272   (12,559,936)  (1,923,355)
                                                       ----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................   18,658,214    10,012,591    15,445,210   13,788,407
   Transfers between funds..........................   10,101,606   (18,061,162)   21,606,404   18,394,027
   Surrenders (note 6)..............................   (1,325,764)     (161,111)   (5,446,667)    (792,454)
   Death benefits (note 4)..........................     (195,925)      (55,447)      (67,369)    (202,403)
   Policy loans (net of repayments) (note 5)........     (134,139)      (30,969)   (1,211,131)    (163,750)
   Deductions for surrender charges (note 2d).......      (87,591)      (12,191)     (359,851)     (59,962)
   Redemptions to pay cost of insurance
      charges and administrative charge
      (notes 2b and 2c).............................   (3,033,302)   (1,846,772)   (4,338,313)  (3,127,024)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................      (52,873)      (21,564)     (127,852)     (99,874)
      MSP contracts.................................       (2,037)       (1,043)       (7,340)      (7,057)
      SL contracts..................................      (29,757)       (2,164)      (16,311)     (11,473)
                                                       ----------   -----------   -----------   ----------
         Net equity transactions....................   23,898,432   (10,179,832)   25,476,780   27,718,437
                                                       ----------   -----------   -----------   ----------

Net change in contract owners' equity...............   30,301,837    (5,067,560)   12,916,844   25,795,082
Contract owners' equity beginning
   of period........................................   47,341,920    52,409,480    54,407,435   28,612,353
                                                       ----------   -----------   -----------   ----------
Contract owners' equity end of period...............   77,643,757    47,341,920    67,324,279   54,407,435
                                                       ==========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units..................................    4,041,811     4,818,737     4,738,152    2,297,584
                                                       ----------   -----------   -----------   ----------
   Units purchased..................................    2,687,269     2,378,798     3,762,318    2,813,226
   Units redeemed...................................     (653,806)   (3,155,724)   (1,337,764)    (372,658)
                                                       ----------   -----------   -----------   ----------
   Ending units.....................................    6,075,274     4,041,811     7,162,706    4,738,152
                                                       ==========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                               FidVIPGrS                   FidVIPHIS
                                                       --------------------------   -----------------------
Investment activity:                                       2002           2001         2002         2001
                                                       ------------   -----------   ----------   ----------
   Net investment income (loss).....................   $     (1,878)     (138,980)   1,636,877    1,945,684
   Realized gain (loss) on investments..............    (14,458,908)  (13,354,389)  (2,397,044)  (5,088,408)
   Change in unrealized gain (loss)
      on investments................................    (16,486,471)  (10,987,478)   1,427,374      462,487
   Reinvested capital gains.........................             --     6,737,804           --           --
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    (30,947,257)  (17,743,043)     667,207   (2,680,237)
                                                       ------------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................     21,391,751    40,138,736    2,844,820    5,988,955
   Transfers between funds..........................     (2,032,736)   (7,406,015)   3,345,708    1,708,086
   Surrenders (note 6)..............................     (5,206,212)   (5,421,805)    (887,461)  (2,262,302)
   Death benefits (note 4)..........................       (119,489)      (85,131)     (36,601)     (23,795)
   Policy loans (net of repayments) (note 5)........       (281,790)     (455,745)     (30,274)     (66,288)
   Deductions for surrender charges (note 2d).......       (343,965)     (410,249)     (58,633)    (171,180)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................     (7,134,458)   (7,373,061)  (1,052,089)    (963,420)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................       (199,244)     (212,959)     (29,561)     (24,816)
      MSP contracts.................................         (9,408)      (13,536)      (1,976)      (2,294)
      SL contracts..................................        (26,704)      (27,391)      (4,445)      (4,741)
                                                       ------------   -----------   ----------   ----------
         Net equity transactions ...................      6,037,745    18,732,844    4,089,488    4,178,205
                                                       ------------   -----------   ----------   ----------

Net change in contract owners' equity...............    (24,909,512)      989,801    4,756,695    1,497,968
Contract owners' equity beginning
   of period........................................    100,526,204    99,536,403   15,693,391   14,195,423
                                                       ------------   -----------   ----------   ----------
Contract owners' equity end of period...............   $ 75,616,692   100,526,204   20,450,086   15,693,391
                                                       ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................      8,121,573     6,561,226    2,276,487    1,807,889
                                                       ------------   -----------   ----------   ----------
   Units purchased..................................      2,555,633     3,919,641      918,322    1,016,232
   Units redeemed...................................     (2,066,180)   (2,359,294)    (329,950)    (547,634)
                                                       ------------   -----------   ----------   ----------
   Ending units.....................................      8,611,026     8,121,573    2,864,859    2,276,487
                                                       ============   ===========   ==========   ==========

                                                               FidVIPOvS                  FidVIPConS
                                                       ------------------------   -----------------------
Investment activity:                                      2002         2001          2002         2001
                                                       ----------   -----------   ----------   ----------
   Net investment income (loss).....................       85,746     1,160,435      316,174      257,436
   Realized gain (loss) on investments..............   (3,204,525)  (12,490,138)  (3,079,747)  (5,093,795)
   Change in unrealized gain (loss)
      on investments................................   (1,355,909)    3,190,822   (3,098,925)  (3,013,382)
   Reinvested capital gains.........................           --     1,957,820           --    1,230,579
                                                       ----------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........   (4,474,688)   (6,181,061)  (5,862,498)  (6,619,162)
                                                       ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................    6,087,719    10,190,419   12,974,474   15,319,963
   Transfers between funds..........................    3,102,344      (546,602)   5,512,356    3,681,440
   Surrenders (note 6)..............................   (1,715,388)   (5,250,024)  (3,283,106)    (995,784)
   Death benefits (note 4)..........................      (84,623)      (56,878)     (94,985)     (90,406)
   Policy loans (net of repayments) (note 5)........      (65,632)      (64,044)    (357,278)    (394,100)
   Deductions for surrender charges (note 2d).......     (113,332)     (397,251)    (216,909)     (75,347)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................   (1,288,792)   (1,432,362)  (5,078,266)  (4,535,549)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................      (33,794)      (33,180)    (168,005)    (150,018)
      MSP contracts.................................       (1,350)       (1,604)      (4,677)      (5,104)
      SL contracts..................................      (11,416)       (6,274)     (21,552)     (18,408)
                                                       ----------   -----------   ----------   ----------
         Net equity transactions....................    5,875,736     2,402,200    9,262,052   12,736,687
                                                       ----------   -----------   ----------   ----------

Net change in contract owners' equity...............    1,401,048    (3,778,861)   3,399,554    6,117,525
Contract owners' equity beginning
   of period........................................   20,544,702    24,323,563   53,489,472   47,371,947
                                                       ----------   -----------   ----------   ----------
Contract owners' equity end of period...............   21,945,750    20,544,702   56,889,026   53,489,472
                                                       ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................    2,228,941     2,097,033    4,263,966    3,295,764
                                                       ----------   -----------   ----------   ----------
   Units purchased..................................    1,180,046     1,124,267    1,552,123    1,623,710
   Units redeemed...................................     (408,341)     (992,359)    (794,609)    (655,508)
                                                       ----------   -----------   ----------   ----------
   Ending units.....................................    3,000,646     2,228,941    5,021,480    4,263,966
                                                       ==========   ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           FidVIPGrOpS          FidVIPValStS
                                                    ------------------------   --------------
Investment activity:                                    2002         2001        2002    2001
                                                    -----------   ----------   -------   ----
   Net investment income (loss)..................   $   106,996       17,074        (2)    --
   Realized gain (loss) on investments...........    (2,686,961)  (1,796,023)  (11,066)    --
   Change in unrealized gain (loss)
      on investments.............................    (1,001,774)    (394,636)   (7,233)    --
   Reinvested capital gains......................            --           --        --     --
                                                    -----------   ----------   -------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations........    (3,581,739)  (2,173,585)  (18,301)    --
                                                    -----------   ----------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6)...................     3,341,705    4,061,107    25,882     --
   Transfers between funds.......................    (1,216,783)     600,250   162,479     --
   Surrenders (note 6)...........................      (695,078)    (236,679)   (5,409)    --
   Death benefits (note 4).......................       (45,894)     (18,957)       --     --
   Policy loans (net of repayments) (note 5).....       (71,207)    (102,112)   (2,006)    --
   Deductions for surrender charges (note 2d)           (45,922)     (17,909)     (357)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..........................    (1,246,242)  (1,325,485)   (8,123)    --
   Asset charges (note 3):
      FPVUL & VEL contracts......................       (39,712)     (41,292)     (263)    --
      MSP contracts..............................        (2,127)      (2,602)       (7)    --
      SL contracts...............................        (5,381)      (4,804)      (15)    --
                                                    -----------   ----------   -------    ---
         Net equity transactions.................       (26,641)   2,911,517   172,181     --
                                                    -----------   ----------   -------    ---

Net change in contract owners' equity............    (3,608,380)     737,932   153,880     --
Contract owners' equity beginning
   of period.....................................    14,897,225   14,159,293        --     --
                                                    -----------   ----------   -------    ---
Contract owners' equity end of period............   $11,288,845   14,897,225   153,880     --
                                                    ===========   ==========   =======    ===
CHANGES IN UNITS:
   Beginning units...............................     1,683,078    1,359,801        --     --
                                                    -----------   ----------   -------    ---
   Units purchased...............................       451,771      601,865    22,001     --
   Units redeemed................................      (510,259)    (278,588)   (1,507)    --
                                                    -----------   ----------   -------    ---
   Ending units..................................     1,624,590    1,683,078    20,494     --
                                                    ===========   ==========   =======    ===

                                                        FTVIPFS          GVITEmMrkts
                                                    --------------   ---------------------
Investment activity:                                  2002    2001     2002       2001
                                                    -------   ----   ---------   ---------
   Net investment income (loss)..................       (66)    --       2,178       1,212
   Realized gain (loss) on investments...........     3,784     --    (208,680)     40,116
   Change in unrealized gain (loss)
      on investments.............................     1,036     --     (69,648)     31,257
   Reinvested capital gains......................        --     --          --          --
                                                    -------    ---   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations........     4,754     --    (276,150)     72,585
                                                    -------    ---   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)...................         7     --     358,607      86,450
   Transfers between funds.......................   135,238     --     449,980     886,606
   Surrenders (note 6)...........................        --     --     (91,560)        (24)
   Death benefits (note 4).......................        --     --         (32)       (173)
   Policy loans (net of repayments) (note 5).....        --     --     (12,764)     (3,481)
   Deductions for surrender charges (note 2d)            --     --      (6,049)         (2)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..........................      (570)    --    (121,146)    (29,062)
   Asset charges (note 3):
      FPVUL & VEL contracts......................        --     --      (3,530)       (892)
      MSP contracts..............................        --     --         (22)       (431)
      SL contracts...............................        --     --        (882)       (201)
                                                    -------    ---   ---------   ---------
         Net equity transactions.................   134,675     --     572,602     938,790
                                                    -------    ---   ---------   ---------

Net change in contract owners' equity............   139,429     --     296,452   1,011,375
Contract owners' equity beginning
   of period.....................................        --     --   1,032,206      20,831
                                                    -------    ---   ---------   ---------
Contract owners' equity end of period............   139,429     --   1,328,658   1,032,206
                                                    =======    ===   =========   =========
CHANGES IN UNITS:
   Beginning units...............................        --     --     124,968       2,391
                                                    -------    ---   ---------   ---------
   Units purchased...............................    14,776     --     110,858     126,952
   Units redeemed................................       (59)    --     (45,929)     (4,375)
                                                    -------    ---   ---------   ---------
   Ending units..................................    14,717     --     189,897     124,968
                                                    =======    ===   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       GVITGIFin        GVITGIHlth           GVITGITech          GVITGlUtl
                                                    ---------------   --------------   ---------------------   -------------
Investment activity:                                  2002     2001     2002    2001      2002        2001      2002    2001
                                                    --------   ----   -------   ----   ---------   ---------   ------   ----
   Net investment income (loss) .................   $     12     --        (3)    --       7,699        (251)     210     --
   Realized gain (loss) on investments ..........      1,459     --    (9,448)    --    (557,839)   (486,708)   1,070     --
   Change in unrealized gain (loss)
      on investments ............................     (2,770)    --    (4,801)    --    (182,901)    108,169    3,459     --
   Reinvested capital gains .....................         --     --        --     --          --          --       --     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (1,299)    --   (14,252)    --    (733,041)   (378,790)   4,739     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     11,120     --    38,058     --     424,481     308,149    1,181     --
   Transfers between funds ......................    128,508     --   200,673     --     551,212     822,431   90,509     --
   Surrenders (note 6) ..........................       (676)    --      (958)    --     (51,241)     (6,202)     (58)    --
   Death benefits (note 4) ......................         --     --        --     --         (77)       (158)      --     --
   Policy loans (net of repayments) (note 5) ....         52     --       729     --      (6,795)     (6,402)      --     --
   Deductions for surrender charges (note 2d) ...        (45)    --       (63)    --      (3,385)       (469)      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (1,871)    --   (15,552)    --    (126,953)   (101,924)  (1,572)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (61)    --      (583)    --      (3,768)     (3,053)      --     --
      MSP contracts .............................         --     --        (3)    --        (104)       (190)      --     --
      SL contracts ..............................         (9)    --       (94)    --        (391)       (128)      --     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
         Net equity transactions ................    137,018     --   222,207     --     782,979   1,012,054   90,060     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---

Net change in contract owners' equity ...........    135,719     --   207,955     --      49,938     633,264   94,799     --
Contract owners' equity beginning
   of period ....................................         --     --        --     --   1,183,866     550,602       --     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
Contract owners' equity end of period ...........   $135,719     --   207,955     --   1,233,804   1,183,866   94,799     --
                                                    ========    ===   =======    ===   =========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ..............................         --     --        --     --     343,645      91,498       --     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
   Units purchased ..............................     15,968     --    26,970     --     395,082     293,293   11,104     --
   Units redeemed ...............................       (302)    --    (2,035)    --    (112,480)    (41,146)    (181)    --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
   Ending units .................................     15,666     --    24,935     --     626,247     343,645   10,923     --
                                                    ========    ===   =======    ===   =========   =========   ======    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                             GVITGvtBd                  GVITGrowth
                                                    --------------------------   -----------------------
                                                        2002           2001         2002         2001
Investment activity:                                ------------   -----------   ----------   ----------
   Net investment income (loss) .................   $  7,334,221     4,469,213       (5,466)      (7,359)
   Realized gain (loss) on investments ..........      2,614,575       944,656   (3,214,096)  (9,049,823)
   Change in unrealized gain (loss)
      on investments ............................      5,859,046      (196,849)  (1,401,337)   3,255,014
   Reinvested capital gains .....................      1,687,818       158,118           --           --
                                                    ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     17,495,660     5,375,138   (4,620,899)  (5,802,168)
                                                    ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     37,748,208    30,655,820    4,421,369    5,717,712
   Transfers between funds ......................     62,139,131    37,359,271     (473,530)  (3,464,155)
   Surrenders (note 6) ..........................    (10,847,917)     (323,902)    (740,519)    (662,031)
   Death benefits (note 4) ......................       (278,238)     (241,226)     (30,389)     (35,835)
   Policy loans (net of repayments) (note 5) ....     (2,010,932)     (304,285)     (36,609)    (121,485)
   Deductions for surrender charges (note 2d) ...       (716,702)      (24,509)     (48,925)     (50,094)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (6,195,100)   (3,143,662)  (1,770,278)  (1,928,000)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (98,377)      (46,681)     (53,371)     (59,480)
      MSP contracts .............................        (17,572)      (11,073)      (2,888)      (3,712)
      SL contracts ..............................        (38,718)       (6,758)      (5,006)      (5,083)
                                                    ------------   -----------   ----------   ----------
         Net equity transactions ................     79,683,783    63,912,995    1,259,854     (612,163)
                                                    ------------   -----------   ----------   ----------

Net change in contract owners' equity ...........     97,179,443    69,288,133   (3,361,045)  (6,414,331)
Contract owners' equity beginning
   of period ....................................    119,060,794    49,772,661   15,309,472   21,723,803
                                                    ------------   -----------   ----------   ----------
Contract owners'equity end of period ............   $216,240,237   119,060,794   11,948,427   15,309,472
                                                    ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      9,568,683     4,270,820    2,226,501    2,348,405
                                                    ------------   -----------   ----------   ----------
   Units purchased ..............................      8,719,423     5,632,298      893,891      868,642
   Units redeemed ...............................     (2,455,745)     (334,435)    (682,867)    (990,546)
                                                    ------------   -----------   ----------   ----------
   Ending units .................................     15,832,361     9,568,683    2,437,525    2,226,501
                                                    ============   ===========   ==========   ==========

                                                         GVITIDAgg         GVITIDCon
                                                    ----------------   ----------------
                                                      2002      2001     2002      2001
Investment activity:                                ---------   ----   ---------   ----
   Net investment income (loss) .................       5,823     --      22,434     --
   Realized gain (loss) on investments ..........     (68,431)    --      (2,457)    --
   Change in unrealized gain (loss)
      on investments ............................      (6,754)    --      (7,246)    --
   Reinvested capital gains .....................          48     --       1,006     --
                                                    ---------    ---   ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (69,314)    --      13,737     --
                                                    ---------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     356,263     --     146,738     --
   Transfers between funds ......................   1,165,432     --   2,009,387     --
   Surrenders (note 6) ..........................      (4,027)    --     (11,026)    --
   Death benefits (note 4) ......................          --     --         (30)    --
   Policy loans (net of repayments) (note 5) ....         955     --          --     --
   Deductions for surrender charges (note 2d)            (266)    --        (729)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (85,654)    --     (52,942)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (2,163)    --      (1,611)    --
      MSP contracts .............................          --     --        (192)    --
      SL contracts ..............................        (355)    --        (362)    --
                                                    ---------    ---   ---------    ---
         Net equity transactions ................   1,430,185     --   2,089,233     --
                                                    ---------    ---   ---------    ---

Net change in contract owners' equity ...........   1,360,871     --   2,102,970     --
Contract owners' equity beginning
   of period ....................................          --     --          --     --
                                                    ---------    ---   ---------    ---
Contract owners'equity end of period ............   1,360,871     --   2,102,970     --
                                                    =========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ..............................          --     --          --     --
                                                    ---------    ---   ---------    ---
   Units purchased ..............................     174,703     --     216,022     --
   Units redeemed ...............................     (11,346)    --      (6,755)    --
                                                    ---------    ---   ---------    ---
   Ending units .................................     163,357     --     209,267     --
                                                    =========    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       GVITIDMod            GVITIDModAgg
                                                   ------------------   -----------------
Investment activity:                                  2002       2001      2002      2001
                                                   -----------   ----   ---------   -----
   Net investment income (loss) ................   $    29,855     --      17,703      --
   Realized gain (loss) on investments .........       (75,739)    --     (55,749)     --
   Change in unrealized gain (loss)
      on investments ...........................       (11,572)    --     (64,260)     --
   Reinvested capital gains ....................         2,904     --       5,036      --
                                                   -----------    ---   ---------     ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       (54,552)    --     (97,270)     --
                                                   -----------    ---   ---------     ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       720,599     --     700,167      --
   Transfers between funds .....................     3,358,083     --   3,021,509      --
   Surrenders (note 6) .........................      (136,681)    --      (4,601)     --
   Death benefits (note 4) .....................            --     --          --      --
   Policy loans (net of repayments)(note 5).....         9,644     --        (413)     --
   Deductions for surrender charges (note 2d)...        (9,030)    --        (304)     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ........................      (159,369)    --    (166,058)     --
   Asset charges (note 3):
      FPVUL & VEL contracts ....................        (5,365)    --      (3,730)     --
      MSP contracts ............................          (304)    --        (611)     --
      SL contracts .............................          (277)    --        (513)     --
                                                   -----------    ---   ---------     ---
         Net equity transactions ...............     3,777,300     --   3,545,446      --
                                                   -----------    ---   ---------     ---
Net change in contract owners' equity ..........     3,722,748     --   3,448,176      --
Contract owners' equity beginning
   of period ...................................            --     --          --      --
                                                   -----------    ---   ---------     ---
Contract owners' equity end of period ..........   $ 3,722,748     --   3,448,176      --
                                                   ===========    ===   =========     ===
CHANGES IN UNITS:
   Beginning units .............................            --     --          --      --
                                                   -----------    ---   ---------     ---
   Units purchased .............................       435,189     --     432,613      --
   Units redeemed ..............................       (27,863)    --     (35,649)     --
                                                   -----------    ---   ---------     ---
   Ending units ................................       407,326     --     396,964      --
                                                   ===========    ===   =========     ===

                                                     GVITIDModCon           GVITIntGro
                                                   ----------------   -----------------
Investment activity:                                 2002      2001     2002       2001
                                                   ---------   ----   -------   -------
   Net investment income (loss) ................      38,686     --      (581)      117
   Realized gain (loss) on investments .........     (16,140)    --    79,857   (31,454)
   Change in unrealized gain (loss)
      on investments ...........................     (16,778)    --    (2,225)    2,021
   Reinvested capital gains ....................       4,544     --        --        --
                                                   ---------    ---   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      10,312     --    77,051   (29,316)
                                                   ---------    ---   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     630,127     --   171,780   102,832
   Transfers between funds .....................   3,553,672     --   158,443   198,272
   Surrenders (note 6) .........................      (2,690)    --    (6,347)     (772)
Death benefits (note 4) ........................          --     --        (5)       --
   Policy loans (net of repayments)(note 5).....     (16,299)    --      (794)     (243)
   Deductions for surrender charges (note 2d)...        (178)    --      (419)      (58)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ........................     (84,043)    --   (37,594)  (12,270)
   Asset charges (note 3):
      FPVUL & VEL contracts ....................      (2,422)    --    (1,162)     (369)
      MSP contracts ............................        (398)    --        (3)     (110)
      SL contracts .............................      (1,515)    --      (139)      (28)
                                                   ---------    ---   -------   -------
         Net equity transactions ...............   4,076,254     --   283,760   287,254
                                                   ---------    ---   -------   -------

Net change in contract owners' equity ..........   4,086,566     --   360,811   257,938
Contract owners' equity beginning
   of period ...................................          --     --   282,885    24,947
                                                   ---------    ---   -------   -------
Contract owners' equity end of period ..........   4,086,566     --   643,696   282,885
                                                   =========    ===   =======   =======
CHANGES IN UNITS:
   Beginning units .............................          --     --    42,921     2,697
                                                   ---------    ---   -------   -------
   Units purchased .............................     435,080     --    94,147    42,203
   Units redeemed ..............................     (11,251)    --    (8,163)   (1,979)
                                                   ---------    ---   -------   -------
   Ending units ................................     423,829     --   128,905    42,921
                                                   =========    ===   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                GVITMyMkt                 GVITMyMkt5
                                                       ----------------------------   ------------------
Investment activity:                                       2002           2001           2002       2001
                                                       -------------   ------------   -----------   ----
   Net investment income (loss) ....................   $   4,741,967     10,904,762       281,257     --
   Realized gain (loss) on investments .............              --             --            --     --
   Change in unrealized gain (loss)
      on investments ...............................              --             --            --     --
   Reinvested capital gains ........................              --             --            --     --
                                                       -------------   ------------   -----------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........       4,741,967     10,904,762       281,257     --
                                                       -------------   ------------   -----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     371,129,756    535,199,396     7,651,281     --
   Transfers between funds .........................    (549,682,062)  (253,501,490)  256,347,770     --
   Surrenders (note 6) .............................     (36,721,805)    (5,384,696)      (15,658)    --
   Death benefits (note 4) .........................        (256,848)      (581,176)           --     --
   Policy loans (net of repayments) (note 5) .......      (9,505,772)    (2,986,273)       73,925     --
   Deductions for surrender charges (note 2d) ......      (2,426,141)      (407,441)       (1,035)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (22,470,239)   (19,115,629)     (783,607)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................        (473,013)      (375,913)           --     --
      MSP contracts ................................         (28,941)       (32,277)           --     --
      SL contracts .................................         (99,128)       (75,622)           --     --
                                                       -------------   ------------   -----------    ---
         Net equity transactions ...................    (250,534,193)   252,738,879   263,272,676     --
                                                       -------------   ------------   -----------    ---

Net change in contract owners' equity ..............    (245,792,226)   263,643,641   263,553,933     --
Contract owners' equity beginning
   of period .......................................     496,469,290    232,825,649            --     --
                                                       -------------   ------------   -----------    ---
Contract owners' equity end of period ..............   $ 250,677,064    496,469,290   263,553,933     --
                                                       =============   ============   ===========    ===

CHANGES IN UNITS:
   Beginning units .................................      42,392,789     20,561,523            --     --
                                                       -------------   ------------   -----------    ---
   Units purchased .................................      32,412,285     55,397,839    26,390,825     --
   Units redeemed ..................................     (53,926,919)   (33,566,573)      (80,587)    --
                                                       -------------   ------------   -----------    ---
   Ending units ....................................      20,878,155     42,392,789    26,310,238     --
                                                       =============   ============   ===========    ===

                                                          GVITLead          NWGVITStrVal
                                                       --------------   ---------------------
Investment activity:                                    2002     2001      2002        2001
                                                       -------   ----   ---------   ---------
   Net investment income (loss) ....................       754     --      (1,320)      6,897
   Realized gain (loss) on investments .............    (6,216)    --    (294,852)    (76,573)
   Change in unrealized gain (loss)
      on investments ...............................    (5,890)    --    (309,132)    (36,458)
   Reinvested capital gains ........................        --     --          --       2,958
                                                       -------    ---   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (11,352)    --    (605,304)   (103,176)
                                                       -------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................    10,364     --     180,856     240,722
   Transfers between funds .........................   136,036     --     145,080     813,847
   Surrenders (note 6) .............................      (837)    --    (125,218)    (16,502)
   Death benefits (note 4) .........................        --     --      (3,004)       (849)
   Policy loans (net of repayments) (note 5) .......       363     --     (23,933)    (10,094)
   Deductions for surrender charges (note 2d) ......       (55)    --      (8,273)     (1,249)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (5,842)    --     (93,712)    (93,260)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................      (261)    --      (3,569)     (4,305)
      MSP contracts ................................        --     --        (456)       (547)
      SL contracts .................................       (15)    --        (512)       (441)
                                                       -------    ---   ---------   ---------
         Net equity transactions ...................   139,753     --      67,259     927,322
                                                       -------    ---   ---------   ---------

Net change in contract owners' equity ..............   128,401     --    (538,045)    824,146
Contract owners' equity beginning
   of period .......................................        --     --   2,052,897   1,228,751
                                                       -------    ---   ---------   ---------
Contract owners' equity end of period ..............   128,401     --   1,514,852   2,052,897
                                                       =======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .................................        --     --     205,945     117,590
                                                       -------    ---   ---------   ---------
   Units purchased .................................    15,901     --      53,753     102,821
   Units redeemed ..................................      (710)    --     (57,004)    (14,466)
                                                       -------    ---   ---------   ---------
   Ending units ....................................    15,191     --     202,694     205,945
                                                       =======    ===   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          GVITSmCapGr                GVITSmCapVal
                                                    ------------------------   ------------------------
Investment activity:                                    2002          2001         2002         2001
                                                    -----------   ----------   -----------   ----------
   Net investment income (loss) .................   $   (13,889)      (8,378)      (61,347)     (13,984)
   Realized gain (loss) on investments ..........    (4,145,599)  (1,956,983)   (2,200,894)    (194,062)
   Change in unrealized gain (loss)
      on investments ............................      (777,242)     709,961   (15,654,025)   2,708,437
   Reinvested capital gains .....................            --           --     1,237,982    2,816,706
                                                    -----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (4,936,730)  (1,255,400)  (16,678,284)   5,317,097
                                                    -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     3,355,003    3,598,455    14,008,388    9,016,474
   Transfers between funds ......................     4,195,392    3,410,637    12,145,585   15,412,364
   Surrenders (note 6) ..........................      (588,945)  (1,642,218)   (1,873,812)    (446,243)
   Death benefits (note 4) ......................       (11,194)     (10,089)      (91,415)     (64,080)
   Policy loans (net of repayments) (note 5) ....       (41,285)     (33,956)   (1,420,340)    (282,493)
   Deductions for surrender charges (note 2d) ...       (38,910)      (9,433)     (123,799)     (33,766)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (909,598)    (661,890)   (3,198,085)  (2,011,182)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (26,549)     (19,997)      (99,851)     (69,206)
      MSP contracts .............................          (788)        (739)       (3,814)      (3,299)
      SL contracts ..............................        (5,754)      (2,320)      (16,116)      (8,441)
                                                    -----------   ----------   -----------   ----------
         Net equity transactions ................     5,927,372    4,628,450    19,326,741   21,510,128
                                                    -----------   ----------   -----------   ----------

Net change in contract owners' equity ...........       990,642    3,373,050     2,648,457   26,827,225
Contract owners' equity beginning
   of period ....................................    10,404,942    7,031,892    42,061,592   15,234,367
                                                    -----------   ----------   -----------   ----------
Contract owners' equity end of period ...........   $11,395,584   10,404,942    44,710,049   42,061,592
                                                    ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..............................       680,832      409,600     2,432,336    1,106,081
                                                    -----------   ----------   -----------   ----------
   Units purchased ..............................       572,771      442,794     1,817,629    1,533,024
   Units redeemed ...............................      (134,097)    (171,562)     (598,879)    (206,769)
                                                    -----------   ----------   -----------   ----------
   Ending units .................................     1,119,506      680,832     3,651,086    2,432,336
                                                    ===========   ==========   ===========   ==========

                                                           GVITSmComp                  GVITTotRt
                                                    ------------------------   -------------------------
Investment activity:                                   2002          2001          2002         2001
                                                    -----------   ----------   -----------   -----------
   Net investment income (loss) .................      (103,701)     (19,885)    1,174,737       621,454
   Realized gain (loss) on investments ..........    (2,816,078)  (7,290,500)   (4,933,376)   (3,272,734)
   Change in unrealized gain (loss)
      on investments ............................    (7,122,789)   2,058,463   (23,481,195)   (5,934,402)
   Reinvested capital gains .....................            --           --            --     2,562,793
                                                    -----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   (10,042,568)  (5,251,922)  (27,239,834)   (6,022,889)
                                                    -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    15,407,863   12,159,420     9,319,075    10,122,071
   Transfers between funds ......................     5,296,956   (2,921,935)   58,351,114    89,693,120
   Surrenders (note 6) ..........................    (1,325,220)    (460,130)   (2,387,464)     (959,850)
   Death benefits (note 4) ......................      (116,858)     (66,716)      (89,802)      (59,593)
   Policy loans (net of repayments) (note 5) ....      (553,626)    (211,792)     (223,510)     (350,619)
   Deductions for surrender charges (note 2d) ...       (87,555)     (34,816)     (157,735)      (72,628)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (2,890,107)  (2,446,502)   (5,943,849)   (4,742,267)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (75,237)     (64,103)     (142,363)     (137,419)
      MSP contracts .............................        (3,007)      (2,960)      (11,053)      (12,489)
      SL contracts ..............................       (12,964)      (9,607)      (11,353)       (8,780)
                                                    -----------   ----------   -----------   -----------
         Net equity transactions ................    15,640,245    5,940,859    58,703,060    93,471,546
                                                    -----------   ----------   -----------   -----------

Net change in contract owners' equity ...........     5,597,677      688,937    31,463,226    87,448,657
Contract owners' equity beginning
   of period ....................................    43,707,056   43,018,119   120,541,130    33,092,473
                                                    -----------   ----------   -----------   -----------
Contract owners' equity end of period ...........    49,304,733   43,707,056   152,004,356   120,541,130
                                                    ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..............................     3,124,946    2,746,658    12,722,718     2,716,400
                                                    -----------   ----------   -----------   -----------
   Units purchased ..............................     1,680,058    1,637,808     8,036,058    10,688,339
   Units redeemed ...............................      (470,450)  (1,259,520)   (1,045,240)     (682,021)
                                                    -----------   ----------   -----------   -----------
   Ending units .................................     4,334,554    3,124,946    19,713,536    12,722,718
                                                    ===========   ==========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          GVITUSGro             GVITWLead               GSMCV        GSVITMidCap
                                                       ---------------   ------------------------   -------------   -------------
Investment activity:                                     2002     2001       2002         2001       2002    2001    2002    2001
                                                       --------   ----   -----------   ----------   ------   ----   ------   ----
   Net investment income (loss) ....................   $     (9)    --       324,381      491,832       43     --       93     --
   Realized gain (loss) on investments .............     (4,467)    --    (8,263,222)  (1,223,769)    (472)    --      228     --
   Change in unrealized gain (loss)
      on investments ...............................    (38,689)    --     7,274,386   (4,809,630)     (20)    --      274     --
   Reinvested capital gains ........................         --     --            --           --      175     --       28     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (43,165)    --      (664,455)  (5,541,567)    (274)    --      623     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     29,652     --     6,826,596   12,723,229    7,983     --      175     --
   Transfers between funds .........................    421,915     --   (34,306,437)    (640,442)  (6,728)    --   71,979     --
   Surrenders (note 6) .............................         --     --      (103,946)    (907,039)      --     --       --     --
   Death benefits (note 4) .........................         --     --        (1,496)     (29,301)      --     --       --     --
   Policy loans (net of repayments) (note 5) .......        200     --       (31,594)     (44,008)      --     --       --     --
   Deductions for surrender charges (note 2d) ......         --     --        (6,868)     (68,633)      --     --       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (6,430)    --      (442,197)    (608,881)    (981)    --       (3)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (242)    --       (10,930)     (11,299)      --     --       --     --
      MSP contracts ................................         (7)    --          (439)        (575)      --     --       --     --
      SL contracts .................................         (1)    --       (35,418)     (75,060)      --     --       --     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
         Net equity transactions ...................    445,087     --   (28,112,729)  10,337,991      274     --   72,151     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---

Net change in contract owners' equity ..............    401,922     --   (28,777,184)   4,796,424       --     --   72,774     --
Contract owners' equity beginning
   of period .......................................         --     --    31,781,818   26,985,394       --     --       --     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
Contract owners' equity end of period ..............   $401,922     --     3,004,634   31,781,818       --     --   72,774     --
                                                       ========    ===   ===========   ==========   ======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units .................................         --     --     3,271,213    2,256,557       --     --       --     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
   Units purchased .................................     49,630     --       759,503    1,327,934      810     --    7,368     --
   Units redeemed ..................................       (772)    --    (3,624,167)    (313,278)    (810)    --       --     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
   Ending units ....................................     48,858     --       406,549    3,271,213       --     --    7,368     --
                                                       ========    ===   ===========   ==========   ======    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            JPMorBal               JanBal
                                                    ------------------------   -------------
Investment activity:                                   2002          2001       2002    2001
                                                    -----------   ----------   ------   ----
   Net investment income (loss)..................   $   329,566      226,198      100     --
   Realized gain (loss) on investments...........      (517,550)    (290,026)    (253)    --
   Change in unrealized gain (loss)
      on investments.............................    (1,744,993)    (284,440)    (195)    --
   Reinvested capital gains......................            --           --       --     --
                                                    -----------   ----------   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations........    (1,932,977)    (348,268)    (348)    --
                                                    -----------   ----------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6)...................     4,529,850    3,262,506    9,563     --
   Transfers between funds.......................     6,234,211    3,546,264      474     --
   Surrenders (note 6)...........................      (742,801)    (291,289)      --     --
   Death benefits (note 4) ......................       (28,048)      (4,798)      --     --
   Policy loans (net of repayments) (note 5).....       (45,563)    (104,338)      --     --
   Deductions for surrender charges (note 2d)....       (49,076)     (22,041)      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..........................    (1,110,055)    (708,814)     114     --
   Asset charges (note 3):
      FPVUL & VEL contracts......................       (28,325)     (19,653)      --     --
      MSP contracts..............................        (2,736)      (2,465)      --     --
      SL contracts...............................        (5,670)      (4,164)      --     --
                                                    -----------   ----------   ------    ---
         Net equity transactions.................     8,751,787    5,651,208   10,151     --
                                                    -----------   ----------   ------    ---

Net change in contract owners' equity............     6,818,810    5,302,940    9,803     --
Contract owners' equity beginning
   of period.....................................    12,101,238    6,798,298       --     --
                                                    -----------   ----------   ------    ---
Contract owners' equity end of period............   $18,920,048   12,101,238    9,803     --
                                                    ===========   ==========   ======    ===

CHANGES IN UNITS:
   Beginning units...............................     1,196,199      648,063       --     --
                                                    -----------   ----------   ------    ---
   Units purchased...............................     1,161,723      698,378      981     --
   Units redeemed................................      (195,460)    (150,242)      (4)    --
                                                    -----------   ----------   ------    ---
   Ending units..................................     2,162,462    1,196,199      977     --
                                                    ===========   ==========   ======    ===

                                                           JanCapAp                 JanGITech
                                                    -----------------------   -----------------------
Investment activity:                                   2002         2001         2002         2001
                                                    ----------   ----------   ----------   ----------
   Net investment income (loss)..................       52,210      230,698      (10,468)      88,214
   Realized gain (loss) on investments...........   (4,302,790)  (6,754,756)  (5,684,355)  (7,338,510)
   Change in unrealized gain (loss)
      on investments.............................   (1,194,674)    (170,898)  (1,277,195)     249,355
   Reinvested capital gains......................           --           --           --           --
                                                    ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   (5,445,254)  (6,694,956)  (6,972,018)  (7,000,941)
                                                    ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)...................    8,871,705   10,087,668    4,426,057    7,602,918
   Transfers between funds.......................     (606,807)   8,106,584     (714,978)   1,847,915
   Surrenders (note 6)...........................   (1,555,176)    (301,372)    (909,750)    (488,064)
   Death benefits (note 4) ......................      (11,304)     (70,562)     (35,202)      (8,194)
   Policy loans (net of repayments) (note 5).....     (148,679)    (120,940)      78,133      (43,323)
   Deductions for surrender charges (note 2d)....     (102,748)     (22,804)     (60,105)     (36,930)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..........................   (2,631,759)  (2,452,006)  (1,372,373)  (1,585,925)
   Asset charges (note 3):
      FPVUL & VEL contracts......................      (74,053)     (70,990)     (37,783)     (45,749)
      MSP contracts..............................       (2,533)      (2,884)        (802)      (1,223)
      SL contracts...............................      (10,399)      (9,847)      (6,122)      (5,981)
                                                    ----------   ----------   ----------   ----------
         Net equity transactions.................    3,728,247   15,142,847    1,367,075    7,235,444
                                                    ----------   ----------   ----------   ----------

Net change in contract owners' equity............   (1,717,007)   8,447,891   (5,604,943)     234,503
Contract owners' equity beginning
   of period.....................................   30,630,149   22,182,258   15,892,415   15,657,912
                                                    ----------   ----------   ----------   ----------
Contract owners' equity end of period............   28,913,142   30,630,149   10,287,472   15,892,415
                                                    ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units...............................    4,769,570    2,695,290    3,857,628    2,380,162
                                                    ----------   ----------   ----------   ----------
   Units purchased...............................    1,849,367    2,555,765    1,916,583    2,389,863
   Units redeemed................................   (1,254,693)    (481,485)  (1,543,331)    (912,397)
                                                    ----------   ----------   ----------   ----------
   Ending units..................................    5,364,244    4,769,570    4,230,880    3,857,628
                                                    ==========   ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                               JanIntGro                  MGVITMultiSec
                                                        -------------------------   ------------------------
Investment activity:                                       2002          2001          2002          2001
                                                        -----------   -----------   -----------   ----------
   Net investment income (loss)......................   $   165,978       169,625     1,326,535    1,900,995
   Realized gain (loss) on investments...............    (6,617,526)  (11,364,969)     (519,774)     (88,690)
   Change in unrealized gain (loss)
      on investments.................................    (2,299,270)    4,906,857       942,199     (477,943)
   Reinvested capital gains..........................            --            --            --           --
                                                        -----------   -----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations............    (8,750,818)   (6,288,487)    1,748,960    1,334,362
                                                        -----------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).......................     9,446,001    13,346,220     7,798,773   12,132,219
   Transfers between funds...........................     1,204,789    10,737,224   (21,679,787)   1,601,401
   Surrenders (note 6)...............................    (1,208,856)     (254,359)   (3,165,292)  (1,045,750)
   Death benefits (note 4)...........................       (20,896)      (51,142)      (34,790)     (19,778)
   Policy loans (net of repayments) (note 5).........       (47,861)     (111,482)     (136,975)     (58,777)
   Deductions for surrender charges (note 2d)........       (79,867)      (19,246)     (209,125)     (79,128)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..............................    (2,358,713)   (2,088,452)   (1,039,094)    (885,477)
   Asset charges (note 3):
      FPVUL & VEL contracts..........................       (61,605)      (57,868)      (18,792)     (12,804)
      MSP contracts..................................        (1,802)       (2,238)       (2,089)      (1,291)
      SL contracts...................................        (7,993)       (6,975)      (33,668)     (65,836)
                                                        -----------   -----------   -----------   ----------
         Net equity transactions.....................     6,863,197    21,491,682   (18,520,839)  11,564,779
                                                        -----------   -----------   -----------   ----------

Net change in contract owners' equity................    (1,887,621)   15,203,195   (16,771,879)  12,899,141
Contract owners' equity beginning
   of period.........................................    33,830,428    18,627,233    39,215,767   26,316,626
                                                        -----------   -----------   -----------   ----------
Contract owners' equity end of period................   $31,942,807    33,830,428    22,443,888   39,215,767
                                                        ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units...................................     5,358,130     2,253,062     3,491,194    2,433,129
                                                        -----------   -----------   -----------   ----------
   Units purchased...................................     2,442,179     3,505,685     1,268,199    1,279,025
   Units redeemed....................................      (967,913)     (400,617)   (2,886,102)    (220,960)
                                                        -----------   -----------   -----------   ----------
   Ending units......................................     6,832,396     5,358,130     1,873,291    3,491,194
                                                        ===========   ===========   ===========   ==========

                                                          NBAMTFas           NBAMTGuard
                                                        -------------   -----------------------
Investment activity:                                     2002    2001      2002         2001
                                                        ------   ----   ----------   ----------
   Net investment income (loss)......................      (25)    --       70,958       16,565
   Realized gain (loss) on investments...............        9     --   (1,510,550)     (84,597)
   Change in unrealized gain (loss)
      on investments.................................      971     --   (3,567,509)    (462,414)
   Reinvested capital gains..........................       --     --           --      372,331
                                                        ------    ---   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations............      955     --   (5,007,101)    (158,115)
                                                        ------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).......................       44     --    2,830,397    2,897,841
   Transfers between funds...........................   34,956     --    6,311,275    4,877,663
   Surrenders (note 6)...............................       --     --     (593,380)    (136,020)
   Death benefits (note 4)...........................       --     --      (19,798)     (10,284)
   Policy loans (net of repayments) (note 5).........       --     --       63,048      (34,127)
   Deductions for surrender charges (note 2d)........       --     --      (39,204)     (10,292)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..............................     (229)    --     (892,446)    (543,447)
   Asset charges (note 3):
      FPVUL & VEL contracts..........................       --     --      (25,529)     (20,511)
      MSP contracts..................................       --     --       (1,277)      (1,230)
      SL contracts...................................       --     --       (3,604)      (2,148)
                                                        ------    ---   ----------   ----------
         Net equity transactions.....................   34,771     --    7,629,482    7,017,445
                                                        ------    ---   ----------   ----------

Net change in contract owners' equity................   35,726     --    2,622,381    6,859,330
Contract owners' equity beginning
   of period.........................................       --     --   12,299,916    5,440,586
                                                        ------    ---   ----------   ----------
Contract owners' equity end of period................   35,726     --   14,922,297   12,299,916
                                                        ======    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units...................................       --     --      934,874      396,791
                                                        ------    ---   ----------   ----------
   Units purchased...................................    3,579     --      980,080      602,101
   Units redeemed....................................      (27)    --     (235,061)     (64,018)
                                                        ------    ---   ----------   ----------
   Ending units......................................    3,552     --    1,679,893      934,874
                                                        ======    ===   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            NBAMTMCGr               NBAMTPart           ONEMidCap      ONEMidCapV
                                                   -------------------------  ----------------------  -------------  -------------
Investment activity:                                   2002          2001        2002        2001       2002   2001    2002   2001
                                                   ------------  -----------  ----------  ----------  -------  ----  -------  ----
   Net investment income (loss) .................  $    (77,678)     (68,411)     48,888      25,456     (141)   --     (121)   --
   Realized gain (loss) on investments ..........    (4,989,622) (15,115,138) (1,817,571)   (647,345)  (2,304)   --        2    --
   Change in unrealized gain (loss)
      on investments ............................    (9,298,181)   5,289,162  (1,372,811)     81,935   (3,322)   --   (6,061)   --
   Reinvested capital gains .....................            --           --          --     345,807       --    --       --    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   (14,365,481)  (9,894,387) (3,141,494)   (194,147)  (5,767)   --   (6,180)   --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     8,190,191   13,330,709   2,243,539   2,484,274    9,498    --      218    --
   Transfers between funds ......................     7,542,838    4,624,300   1,027,469   1,241,216  198,137    --  393,134    --
   Surrenders (note 6) ..........................    (1,575,057)    (489,496)   (846,009)   (266,358)      --    --       --    --
   Death benefits (note 4) ......................       (89,359)     (37,866)    (14,152)     (2,175)      --    --       --    --
   Policy loans (net of repayments) (note 5) ....    (1,458,995)    (450,986)    (50,875)    (62,396)      --    --       --    --
   Deductions for surrender charges (note 2d) ...      (104,061)     (37,038)    (55,894)    (20,154)      --    --       --    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (2,601,985)  (2,553,992)   (775,373)   (703,703)  (1,068)   --     (209)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (67,391)     (69,061)    (30,660)    (29,615)      --    --       --    --
      MSP contracts .............................        (2,374)      (3,080)     (1,734)     (1,994)      --    --       --    --
      SL contracts ..............................        (9,477)      (9,276)     (6,730)     (6,346)      --    --       --    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
         Net equity transactions ................     9,824,330   14,304,214   1,489,581   2,632,749  206,567    --  393,143    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---

Net change in contract owners' equity ...........    (4,541,151)   4,409,827  (1,651,913)  2,438,602  200,800    --  386,963    --
Contract owners' equity beginning
   of period ....................................    41,223,765   36,813,938  12,166,991   9,728,389       --    --       --    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
Contract owners' equity end of period ...........  $ 36,682,614   41,223,765  10,515,078  12,166,991  200,800    --  386,963    --
                                                   ============  ===========  ==========  ==========  =======   ===  =======   ===

CHANGES IN UNITS:
   Beginning units ..............................     3,163,605    2,122,060   1,149,207     890,267       --    --       --    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
   Units purchased ..............................     1,779,547    1,551,954     421,809     391,897   20,041    --   39,020    --
   Units redeemed ...............................      (820,669)    (510,409)   (259,205)   (132,957)    (101)   --      (20)   --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
   Ending units .................................     4,122,483    3,163,605   1,311,811   1,149,207   19,940    --   39,000    --
                                                   ============  ===========  ==========  ==========  =======   ===  =======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                              OppAggGro                 OppCapAp
                                                    --------------------------   ------------------------
Investment activity:                                    2002           2001          2002         2001
                                                    ------------   -----------   -----------   ----------
   Net investment income (loss) .................   $    243,809       414,854       280,305      248,102
   Realized gain (loss) on investments ..........    (32,126,879)  (15,420,689)   (9,533,865)  (4,649,940)
                                                    ------------   -----------   -----------   ----------
   Change in unrealized gain (loss)
      on investments ............................     14,324,781   (14,061,702)  (15,171,267)  (8,865,390)
   Reinvested capital gains .....................             --     7,963,996            --    5,442,934
                                                    ------------   -----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (17,558,289)  (21,103,541)  (24,424,827)  (7,824,294)
                                                    ------------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     16,675,961    27,928,131    22,643,251   22,484,374
   Transfers between funds ......................     (6,935,071)    3,064,936     6,797,617   25,215,921
   Surrenders (note 6) ..........................     (2,565,511)     (729,545)   (3,904,475)  (1,230,637)
   Death benefits (note 4) ......................        (71,684)     (121,224)      (95,963)     (42,386)
   Policy loans (net of repayments) (note 5) ....        114,051      (308,647)        7,671     (262,756)
   Deductions for surrender charges (note 2d)....       (169,498)      (55,202)     (257,961)     (93,118)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (3,952,406)   (4,174,920)   (5,118,298)  (4,183,259)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (92,229)      (96,929)     (132,328)    (117,473)
      MSP contracts .............................         (3,963)       (7,267)       (4,816)      (5,580)
      SL contracts ..............................         (9,962)      (12,686)      (15,625)     (14,207)
                                                    ------------   -----------   -----------   ----------
         Net equity transactions ................      2,989,688    25,486,647    19,919,073   41,750,879
                                                    ------------   -----------   -----------   ----------

Net change in contract owners' equity ...........    (14,568,601)    4,383,106    (4,505,754)  33,926,585
Contract owners' equity beginning
   of period ....................................     61,353,767    56,970,661    79,018,066   45,091,481
                                                    ------------   -----------   -----------   ----------
Contract owners' equity end of period ...........   $ 46,785,166    61,353,767    74,512,312   79,018,066
                                                    ============   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      5,473,091     3,428,074     5,810,866    2,839,064
                                                    ------------   -----------   -----------   ----------
   Units purchased ..............................      1,838,149     2,759,109     2,942,041    3,394,012
   Units redeemed ...............................     (1,565,585)     (714,092)   (1,167,405)    (422,210)
                                                    ------------   -----------   -----------   ----------
   Ending units .................................      5,745,655     5,473,091     7,585,502    5,810,866
                                                    ============   ===========   ===========   ==========

                                                           OppGlSec                 OppMSGrInc
                                                    ----------------------    -----------------------
Investment activity:                                   2002         2001         2002         2001
                                                    ----------   ----------   ----------   ----------
   Net investment income (loss) .................       69,210       16,064      176,431       99,189
   Realized gain (loss) on investments ..........   (1,830,151)  (1,428,357)  (2,016,850)  (1,287,366)
                                                    ----------   ----------   ----------   ----------
   Change in unrealized gain (loss)
      on investments ............................   (4,252,562)     324,428   (4,294,382)    (953,747)
   Reinvested capital gains                                 --      697,893           --          --
                                                    ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   (6,013,503)    (389,972)  (6,134,801)  (2,141,924)
                                                    ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    5,837,215    4,040,697    7,548,303    7,159,154
   Transfers between funds ......................   13,154,983    8,510,314    4,691,788    3,192,858
   Surrenders (note 6) ..........................     (954,800)     (94,452)  (1,659,687)    (512,683)
   Death benefits (note 4) ......................      (17,981)      (7,316)     (79,021)     (53,197)
   Policy loans (net of repayments) (note 5) ....      (29,069)     (33,018)    (209,331)    (139,092)
   Deductions for surrender charges (note 2d)...       (63,082)      (7,147)    (109,652)     (38,793)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,309,549)    (578,185)  (2,641,355)  (2,123,587)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (31,533)     (13,992)     (81,175)     (66,208)
      MSP contracts .............................       (1,111)      (1,000)      (4,002)      (4,577)
      SL contracts ..............................       (4,148)      (2,627)     (10,177)      (8,974)
                                                    ----------   ----------   ----------   ----------
         Net equity transactions ................   16,580,925   11,813,274    7,445,691    7,404,901
                                                    ----------   ----------   ----------   ----------

Net change in contract owners' equity ...........   10,567,422   11,423,302    1,310,890    5,262,977
Contract owners' equity beginning
   of period ....................................   15,433,352    4,010,050   26,137,983   20,875,006
                                                    ----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   26,000,774   15,433,352   27,448,873   26,137,983
                                                    ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................    1,833,782      418,007    2,604,263    1,862,664
                                                    ----------   ----------   ----------   ----------
   Units purchased ..............................    2,687,789    1,535,801    1,330,330    1,274,868
   Units redeemed ...............................     (547,628)    (120,026)    (558,683)    (533,269)
                                                    ----------   ----------   ----------   ----------
   Ending units .................................    3,973,943    1,833,782    3,375,910    2,604,263
                                                    ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          PIMLowDur        PIMRealRet         PIMTotRet         PionHY
                                                       ---------------   --------------   ----------------   ------------
Investment activity:                                     2002     2001     2002    2001     2002      2001    2002   2001
                                                       --------   ----   -------   ----   ---------   ----   -----   ----
   Net investment income (loss) ....................   $    513     --       876     --       8,538     --      33     --
   Realized gain (loss) on investments .............         62     --       694     --         141     --     (57)    --
   Change in unrealized gain (loss)
      on investments ...............................        360     --    10,029     --       7,687     --       1     --
   Reinvested capital gains ........................        949     --       463     --      21,423     --      --     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      1,884     --    12,062     --      37,789     --     (23)    --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      5,354     --    20,908     --      12,806     --   1,694     --
   Transfers between funds .........................    448,951     --   472,677     --   1,870,648     --   2,206     --
   Surrenders (note 6) .............................         --     --        --     --          --     --      --     --
   Death benefits (note 4) .........................         --     --        --     --          --     --      --     --
   Policy loans (net of repayments) (note 5) .......         --     --        --     --          --     --      --     --
   Deductions for surrender charges (note 2d) ......         --     --        --     --          --     --      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      2,304     --    (1,479)    --      (7,134)    --     (13)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................         --     --        --     --          --     --      --     --
      MSP contracts ................................         --     --        --     --          --     --      --     --
      SL contracts .................................         --     --        --     --          --     --      --     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
         Net equity transactions ...................    456,609     --   492,106     --   1,876,320     --   3,887     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---

Net change in contract owners' equity ..............    458,493     --   504,168     --   1,914,109     --   3,864     --
Contract owners' equity beginning
   of period .......................................         --     --        --     --          --     --      --     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
Contract owners' equity end of period ..............   $458,493     --   504,168     --   1,914,109     --   3,864     --
                                                       ========    ===   =======    ===   =========    ===   =====    ===

CHANGES IN UNITS:
   Beginning units .................................         --     --        --     --          --     --      --     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
   Units purchased .................................     45,043     --    48,862     --     186,183     --     374     --
   Units redeemed ..................................        (16)    --      (191)    --        (828)    --      (1)    --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
   Ending units ....................................     45,027     --    48,671     --     185,355     --     373     --
                                                       ========    ===   =======    ===   =========    ===   =====    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         RoyMicro            SGVITMdCpGr
                                                    ---------------   ------------------------
Investment activity:                                  2002     2001      2002          2001
                                                    --------   ----   -----------   ----------
   Net investment income (loss) .................   $    (98)    --       (39,586)     (50,333)
   Realized gain (loss) on investments ..........        179     --    (6,111,067)  (9,951,425)
   Change in unrealized gain (loss)
      on investments ............................      1,783     --    (3,934,328)   1,610,021
   Reinvested capital gains .....................      2,635     --            --           --
                                                    --------    ---   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      4,499     --   (10,084,981)  (8,391,737)
                                                    --------    ---   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      2,759     --     5,397,783    5,523,999
   Transfers between funds ......................    425,194     --      (123,294)   1,955,797
   Surrenders (note 6) ..........................         --     --    (1,048,979)    (333,832)
   Death benefits (note 4) ......................         --     --       (36,286)     (81,747)
   Policy loans (net of repayments) (note 5) ....         --     --        86,767      (34,689)
   Deductions for surrender charges (note 2d) ...         --     --       (69,304)     (25,260)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      8,168     --    (1,417,054)  (1,480,360)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         --     --       (32,103)     (36,320)
      MSP contracts .............................         --     --          (944)      (1,630)
      SL contracts ..............................         --     --        (4,086)      (3,653)
                                                    --------    ---   -----------   ----------
         Net equity transactions ................    436,121     --     2,752,500    5,482,305
                                                    --------    ---   -----------   ----------

Net change in contract owners'equity ............    440,620     --    (7,332,481)  (2,909,432)
Contract owners'equity beginning
   of period ....................................         --     --    24,803,371   27,712,803
                                                    --------    ---   -----------   ----------
Contract owners'equity end of period ............   $440,620     --    17,470,890   24,803,371
                                                    ========    ===   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..............................         --     --     2,179,699    1,716,211
                                                    --------    ---   -----------   ----------
   Units purchased ..............................     43,688     --       672,777      766,979
   Units redeemed ...............................        (82)    --      (411,758)    (303,491)
                                                    --------    ---   -----------   ----------
   Ending units .................................     43,606     --     2,440,718    2,179,699
                                                    ========    ===   ===========   ==========

                                                            StOpp2                 TRPEI2
                                                    -----------------------   ---------------
Investment activity:                                   2002         2001        2002     2001
                                                    ----------   ----------   --------   ----
   Net investment income (loss) .................       54,735       54,966        591     --
   Realized gain (loss) on investments ..........   (5,309,471)    (772,583)       110     --
   Change in unrealized gain (loss)
      on investments ............................   (3,489,957)  (2,619,628)       311     --
   Reinvested capital gains .....................      562,955    2,995,244         --     --
                                                    ----------   ----------   --------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   (8,181,738)    (342,001)     1,012     --
                                                    ----------   ----------   --------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    9,112,605    6,298,359        943     --
   Transfers between funds ......................    6,258,465   10,335,015    170,100     --
   Surrenders (note 6) ..........................   (1,893,414)     (65,790)        --     --
   Death benefits (note 4) ......................      (22,226)      (9,812)        --     --
   Policy loans (net of repayments) (note 5) ....      (24,647)     (61,294)        --     --
   Deductions for surrender charges (note 2d) ...     (125,094)      (4,978)        --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,442,279)    (726,268)       (73)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (30,471)     (15,103)        --     --
      MSP contracts .............................         (724)        (667)        --     --
      SL contracts ..............................       (8,102)      (3,161)        --     --
                                                    ----------   ----------   --------    ---
         Net equity transactions ................   11,824,113   15,746,301    170,970     --
                                                    ----------   ----------   --------    ---

Net change in contract owners'equity ............    3,642,375   15,404,300    171,982     --
Contract owners'equity beginning
   of period ....................................   20,466,749    5,062,449         --     --
                                                    ----------   ----------   --------    ---
Contract owners'equity end of period ............   24,109,124   20,466,749    171,982     --
                                                    ==========   ==========   ========    ===

CHANGES IN UNITS:
   Beginning units ..............................    2,159,287      514,109         --     --
                                                    ----------  -----------   --------    ---
   Units purchased ..............................    1,958,587    1,835,688     17,054     --
   Units redeemed ...............................     (633,802)    (190,510)       (55)    --
                                                    ----------  -----------   --------    ---
   Ending units .................................    3,484,072    2,159,287     16,999     --
                                                    ==========  ===========   ========    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        TRPMCG2           TurnGVITGro
                                                    ---------------   -------------------
Investment activity:                                  2002     2001     2002       2001
                                                    --------   ----   --------   --------
   Net investment income (loss) .................   $    (28)    --       (185)       (25)
   Realized gain (loss) on investments ..........       (801)    --   (187,053)  (129,160)
   Change in unrealized gain (loss)
      on investments ............................     (2,480)    --    (80,191)    20,323
   Reinvested capital gains .....................         --     --         --         --
                                                    --------    ---   --------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (3,309)    --   (267,429)  (108,862)
                                                    --------    ---   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     19,238     --    211,743     81,780
   Transfers between funds ......................    109,523     --    114,134    435,327
   Surrenders (note 6) ..........................         --     --     (6,230)       (35)
   Death benefits (note 4) ......................         --     --       (100)      (113)
   Policy loans (net of repayments) (note 5) ....         --     --     (3,033)      (597)
   Deductions for surrender charges (note 2d) ...         --     --       (412)        (3)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................        (40)    --    (44,247)   (28,113)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         --     --     (1,336)      (989)
      MSP contracts .............................         --     --        (25)       (88)
      SL contracts ..............................         --     --       (289)      (100)
                                                    --------    ---   --------   --------
         Net equity transactions ................    128,721     --    270,205    487,069
                                                    --------    ---   --------   --------

Net change in contract owners' equity ...........    125,412     --      2,776    378,207
Contract owners' equity beginning
   of period ....................................         --     --    456,743     78,536
                                                    --------    ---   --------   --------
Contract owners' equity end of period ...........   $125,412     --    459,519    456,743
                                                    ========    ===   ========   ========

CHANGES IN UNITS:
   Beginning units ..............................         --     --    118,103     12,379
                                                    --------    ---   --------   --------
   Units purchased ..............................     12,263     --    127,507    114,014
   Units redeemed ...............................        (21)    --    (37,564)    (8,290)
                                                    --------    ---   --------   --------
   Ending units .................................     12,242     --    208,046    118,103
                                                    ========    ===   ========   ========

                                                          VEWrldEMkt               VEWrldHAs
                                                    ----------------------   ---------------------
Investment activity:                                  2002         2001        2002        2001
                                                    ---------   ----------   ---------   ---------
   Net investment income (loss) .................       6,290       (2,447)     14,011      14,638
   Realized gain (loss) on investments ..........    (423,831)  (1,077,231)   (286,560)    (58,287)
   Change in unrealized gain (loss)
      on investments ............................       4,487    1,090,597     (30,895)   (147,688)
   Reinvested capital gains .....................          --           --          --          --
                                                    ---------   ----------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (413,054)      10,919    (303,444)   (191,337)
                                                    ---------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................   1,592,344    1,593,119     524,252     216,185
   Transfers between funds ......................     942,409      523,069     957,588     405,647
   Surrenders (note 6) ..........................    (436,338)     (60,125)   (105,792)    (25,157)
   Death benefits (note 4) ......................      (4,085)      (1,006)     (1,401)       (568)
   Policy loans (net of repayments) (note 5) ....     (43,381)     (28,101)    (52,772)     (6,129)
   Deductions for surrender charges (note 2d) ...     (28,828)      (4,549)     (6,990)     (1,904)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (603,586)    (430,840)   (202,503)   (103,523)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................     (19,998)     (14,761)     (7,185)     (3,648)
      MSP contracts .............................        (589)        (969)       (193)       (174)
      SL contracts ..............................      (2,155)      (1,581)       (741)       (485)
                                                    ---------   ----------   ---------   ---------
         Net equity transactions ................   1,395,793    1,574,256   1,104,263     480,244
                                                    ---------   ----------   ---------   ---------

Net change in contract owners' equity ...........     982,739    1,585,175     800,819     288,907
Contract owners' equity beginning
   of period ....................................   5,193,772    3,608,597   1,605,256   1,316,349
                                                    ---------   ----------   ---------   ---------
Contract owners' equity end of period ...........   6,176,511    5,193,772   2,406,075   1,605,256
                                                    =========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................     674,864      466,520     190,667     141,512
                                                    ---------   ----------   ---------   ---------
   Units purchased ..............................     293,150      319,865     147,748      65,555
   Units redeemed ...............................    (137,070)    (111,521)    (44,708)    (16,400)
                                                    ---------   ----------   ---------   ---------
   Ending units .................................     830,944      674,864     293,707     190,667
                                                    =========   ==========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            VKEmMkt                 VKMidCapG               VKUSRealEst
                                                    ----------------------   ----------------------   -----------------------
Investment activity:                                   2002        2001         2002        2001         2002         2001
                                                    ----------   ---------   ----------   ---------   ----------   ----------
   Net investment income (loss) .................   $  305,605     205,634       (5,383)     (2,178)     783,280      529,601
   Realized gain (loss) on investments ..........      (20,574)     74,376     (837,007)   (408,636)     236,993      300,313
   Change in unrealized gain (loss)
      on investments ............................       40,303      49,773     (330,736)    (55,910)  (2,563,674)     250,079
   Reinvested capital gains .....................           --          --           --          --      592,195       99,201
                                                    ----------   ---------   ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from operations      325,334     329,783   (1,173,126)   (466,724)    (951,206)   1,179,194
                                                    ----------   ---------   ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      912,599     641,906      847,984     738,460    4,870,870    3,267,141
   Transfers between funds ......................    1,566,255     152,417      845,891   1,543,608    9,483,497    6,526,951
   Surrenders (note 6) ..........................     (133,905)    (25,095)    (163,070)    (22,224)  (1,316,998)    (155,221)
   Death benefits (note 4) ......................       11,032     (13,792)      (9,363)     (1,499)     (21,892)     (34,548)
   Policy loans (net of repayments) (note 5) ....      (37,266)      2,673      (33,471)     (7,517)     (84,652)     (53,870)
   Deductions for surrender charges (note 2d) ...       (8,847)     (1,899)     (10,774)     (1,682)     (87,012)     (11,745)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (279,682)   (183,169)    (229,099)   (115,928)  (1,413,020)    (631,660)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (8,798)     (5,656)      (5,381)     (2,912)     (41,354)     (18,091)
      MSP contracts .............................         (345)       (280)        (104)        (89)      (5,697)      (1,627)
      SL contracts ..............................         (877)       (310)        (703)       (418)      (4,466)      (1,966)
                                                    ----------   ---------   ----------   ---------   ----------   ----------
         Net equity transactions ................    2,020,166     566,795    1,241,910   2,129,799   11,379,276    8,885,364
                                                    ----------   ---------   ----------   ---------   ----------   ----------

Net change in contract owners' equity ...........    2,345,500     896,578       68,784   1,663,075   10,428,070   10,064,558
Contract owners' equity beginning
   of period ....................................    2,393,013   1,496,435    2,504,082     841,007   15,100,336    5,035,778
                                                    ----------   ---------   ----------   ---------   ----------   ----------
Contract owners' equity end of period ...........   $4,738,513   2,393,013    2,572,866   2,504,082   25,528,406   15,100,336
                                                    ==========   =========    =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      215,898     146,421      408,670      96,842    1,210,568      455,844
                                                    ----------   ---------   ----------   ---------   ----------   ----------
   Units purchased ..............................      217,421     122,473      301,965     335,953    1,100,806      837,832
   Units redeemed ...............................      (41,100)    (52,996)     (99,184)    (24,125)    (228,980)     (83,108)
                                                    ----------   ---------   ----------   ---------   ----------   ----------
   Ending units .................................      392,219     215,898      611,451     408,670    2,082,394    1,210,568
                                                    ==========   =========   ==========   =========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc.;
                  AIM VIF Basic Value Fund - Series I (AIMBVF)
                  AIM VIF Capital Development Fund - Series I (AIMCDF)

               Portfolios of Alliance Variable Products Series Funds;
                  Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                  American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)

               Baron Capital Asset Trust - Insurance Series;
                  Baron Capital Asset Trust (BCAT)

               Calvert Variable Series (CVS), Inc.;
                  *Calvert Social Equity Portfolio (CVSSEP)

               Comstock GVIT Value Fund - Class I
                  (formerly Nationwide(R) SAT Federated Equity Income) (ComGVITVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - European Equity Portfolio (DryEuroEq)
                  Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

                  Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)

                  Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)

               Federated GVIT (formerly Nationwide(R)SAT) High Income Bond Fund
               - Class I (FGVITHiInc)

               Portfolios of Federated Insurance Series;
                  Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio:Service Class (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio:Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio:Service Class (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio:Service Class (FidVIPOvS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity VIP II);
                  Fidelity(R) VIP II - Contrafund Portfolio:Service Class (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio:Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Value Strategies Portfolio:Service Class (FidVIPValStS)

               Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIT);
                  Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS)

               Fundsof the Gartmore Variable Insurance Trust (Gartmore GVIT) (formerly Nationwide(R) SAT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                     (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)
                  Gartmore GVIT ID (Investor Destinations) Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID (Investor Destinations) Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID (Investor Destinations) Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID (Investor Destinations) Moderately Aggressive Fund (GVITIDModAgg)
                  Gartmore GVIT ID (Investor Destinations) Moderately Conservative Fund (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I
                     (formerly Nationwide(R)SAT Global 50 Fund) (GVITWLead)

               Portfolios of Goldman Sachs Funds;
                  Goldman Sachs Mid Cap Value Fund A (GSMCV)
                  Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               J.P.Morgan GVIT (formerly Nationwide(R)SAT) Balanced Fund - Class I (JPMorBal)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Portfolios of Bank One One Group(R) Investment Trust;
                  *One Group(R) IT Balanced Portfolio (ONEBal)
                  *One Group(R) IT Bond Portfolio (ONEBP)
                  *One Group(R) IT Diversified Equity Portfolio (ONEDIVE) *One Group(R) IT Diversified Mid Cap Portfolio (ONEDivMid) *One Group(R) IT Equity Index Portfolio (ONEEqInd)
                  *One Group(R) IT Government Bond Portfolio (ONEGovBd)
                  *One Group(R) IT Large Cap Growth Portfolio (ONELgCap)
                  One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
                  One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)

               Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT Low Duration Portfolio - Administrative Shares
                     (PIMLowDur)
                  PIMCO VIT Real Return Portfolio - Administrative Shares
                     (PIMRealRet)
                  PIMCO VIT Total Return Portfolio - Administrative Shares
                     (PIMTotRet)

               Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)

               Royce Capital Fund - Micro Cap (RoyMicro)

               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)

               *Strong Opportunity Fund Inc.(STROpp)

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of T.Rowe Price Funds;
                  *T.Rowe Price Equity Income Fund (TRPEI)
                   T.Rowe Price Equity Income Portfolio - II (TRPEI2)
                  *T.Rowe Price Mid Cap Growth Fund, Inc.(TRPMCG)
                   T.Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

               Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
                  UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U. S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. For Protection(SM) flexible premium contracts, the Company deducts a premium load charge not to exceed 7.50% for policy years 1-15, currently 5.50% (for policy years 16 and after, the maximum premium load is guaranteed not to exceed 6.00%). The Company may at its sole discretion reduce this sales loading.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          For the Corporate Series, the Company deducts a front-end sales load not to exceed 9.0% from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

     (c)  Administrative Charges

          For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). For Protection (SM) flexible premium contracts, the Company deducts $5 per month (not to exceed $7.50) for all policy years. This charge is assessed against each contract by liquidating units.

          For Protection (SM) flexible premium contracts, the Company deducts a per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For Protection (SM) last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

          For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium and modified single premium life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year. For Protection (SM) flexible premium contracts and survivorship life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge in the 15th year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Asset Charges

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of 0.55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of 0.55% if the cash value of the contract is less than $25,000. If the cash value is greater than $ 25,000 but less than $100,000, the Company reduces the annual rate to 0.35%. If the cash value is greater than $100,000, the company reduces the annual rate to 0.20%. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     For Protection (SM) flexible payment contracts, the Company deducts an annual rate of 0.80% for policy years 1-15. For policy years 16 and after the Company deducts an annual rate of 0.30%. This charge is assessed monthly against each contract by liquidating units.

     The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $26,619,667 and $12,164,827, respectively, and total transfers from the Account to the fixed account were $78,032,159 and $40,736,234, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rates, investment income ratio and total return for each period in the four year period ended December 31, 2002 and the period February 18, 1998 (commencement of operations) through December 31, 1998.

                                                    Contract                                             Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
     The BEST of AMERICA(R)America's FUTURE Life Series(SM)

        American Century VP Income & Growth Fund - Class I
           2002 .................................    0.00%     1,357,662   $ 9.889493    $13,426,589        1.00%     -19.37%
           2001 .................................    0.00%     1,161,596    12.265301     14,247,325        0.85%      -8.35%
           2000 .................................    0.00%       804,658    13.383115     10,768,831        0.48%     -10.62%
           1999 .................................    0.00%       463,779    14.972547      6,943,953        0.01%      18.02%
           1998 .................................    0.00%        97,382    12.686493      1,235,436        0.83%      26.86%

        American Century VP International Fund - Class I
           2002 .................................    0.00%     1,633,924     9.138486     14,931,592        0.78%     -20.37%
           2001 .................................    0.00%     1,473,365    11.476396     16,908,920        0.08%     -29.17%
           2000 .................................    0.00%     1,252,780    16.203538     20,299,468        0.10%     -16.83%
           1999 .................................    0.00%       625,339    19.481449     12,182,510        0.00%      64.04%
           1998 .................................    0.00%       206,063    11.875895      2,447,183        0.03%      18.76%

        American Century VP Ultra Fund - Class I
           2002 .................................    0.00%        75,002     8.038471        602,901        0.66%     -19.62% 5/1/02

        American Century VP Value Fund - Class I
           2002 .................................    0.00%     2,232,546    12.103586     27,021,813        0.75%     -12.62%
           2001 .................................    0.00%     1,382,368    13.851627     19,148,046        0.60%      12.82%
           2000 .................................    0.00%       380,941    12.277397      4,676,964        0.62%      18.14%
           1999 .................................    0.00%       169,333    10.392110      1,759,727        0.69%      -0.85%
           1998 .................................    0.00%        59,424    10.481205        622,835        0.05%       4.81%

        Comstock GVIT Value Fund - Class I
           2002 .................................    0.00%       277,592     8.018258      2,225,804        1.34%     -25.14%
           2001 .................................    0.00%       208,187    10.711409      2,229,976        1.63%     -12.15%
           2000 .................................    0.00%       150,717    12.193117      1,837,710        1.02%     -10.62%
           1999 .................................    0.00%        66,677    13.642236        909,623        0.30%      18.49%
           1998 .................................    0.00%        21,000    11.513398        241,781        0.73%      15.13%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .................................    0.00%        56,373     6.633112        373,928        0.00%     -34.16%
           2001 .................................    0.00%        67,655    10.074042        681,559        0.00%     -28.63%
           2000 .................................    0.00%        69,236    14.116099        977,342        0.00%     -18.94%
           1999 .................................    0.00%        46,879    17.414110        816,356        0.00%      63.50%
           1998 .................................    0.00%        16,634    10.651002        177,169        0.00%       6.51%

                                                    Contract                                             Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - International Focus Portfolio
           2002 .................................    0.00%        158,237   $ 7.456827    $  1,179,946      0.00%    -19.90%
           2001 .................................    0.00%        166,542     9.309878       1,550,486      0.00%    -22.27%
           2000 .................................    0.00%        161,421    11.977804       1,933,469      0.55%    -25.90%
           1999 .................................    0.00%        138,513    16.163464       2,238,850      1.34%     53.43%
           1998 .................................    0.00%         56,767    10.534701         598,023      0.96%      5.35%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002 .................................    0.00%        109,088    10.072243       1,098,761      0.76%    -23.09%
           2001 .................................    0.00%        118,843    13.096944       1,556,480      0.00%      0.95%
           2000 .................................    0.00%         93,621    12.974256       1,214,663      2.02%      8.91%
           1999 .................................    0.00%         60,100    11.912913         715,966      1.08%      6.24%
           1998 .................................    0.00%         49,891    11.212895         559,423      1.26%     12.13%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .................................    0.00%      1,255,638    12.903917      16,202,649      0.45%    -15.30%
           2001 .................................    0.00%        707,320    15.235372      10,776,283      0.55%     -1.30%
           2000 .................................    0.00%        312,214    15.436663       4,819,542      0.66%     15.21%
           1999 .................................    0.00%         61,224    13.399089         820,346      0.22%     20.92%
           1998 .................................    0.00%         26,958    11.080816         298,717      0.52%     10.81%

        Dreyfus IP - European Equity Portfolio
           2002 .................................    0.00%            282     7.045961           1,987      0.00%    -22.64%
           2001 .................................    0.00%        103,773     9.107778         945,141      0.79%    -28.13%
           2000 .................................    0.00%         70,183    12.672265         889,378      0.38%     -2.00%
           1999 .................................    0.00%         10,415    12.930654         134,673      0.40%     29.31% 9/27/99

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .................................    0.00%        142,420     7.675242       1,093,108      0.29%    -23.25% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2002 .................................    0.00%      1,313,324     8.237365      10,818,329      0.22%    -28.94%
           2001 .................................    0.00%      1,235,879    11.592909      14,327,433      0.08%    -22.57%
           2000 .................................    0.00%        953,352    14.972899      14,274,443      1.06%    -11.03%
           1999 .................................    0.00%        480,241    16.829763       8,082,342      0.02%     30.08%
           1998 .................................    0.00%        105,696    12.938078       1,367,503      0.31%     29.38%

        Dreyfus Stock Index Fund
           2002 .................................    0.00%     11,929,984     9.564281     114,101,719      1.45%    -22.36%
           2001 .................................    0.00%      8,587,826    12.319059     105,793,935      1.14%    -12.18%
           2000 .................................    0.00%      6,631,938    14.027609      93,030,233      1.01%     -9.28%
           1999 .................................    0.00%      3,757,311    15.462782      58,098,481      1.02%     20.60%
           1998 .................................    0.00%      1,025,141    12.821142      13,143,478      0.90%     28.21%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .................................    0.00%      1,148,080    10.890932      12,503,661      1.22%    -16.71%
           2001 .................................    0.00%        978,777    13.076512      12,798,989      0.90%     -9.31%
           2000 .................................    0.00%        721,134    14.418721      10,397,830      0.82%     -0.65%
           1999 .................................    0.00%        505,299    14.513370       7,333,591      1.00%     11.46%
           1998 .................................    0.00%        110,355    13.021619       1,437,001      0.98%     30.22%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract        Income       Total
                                                    Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
        Federated GVIT High Income Bond Fund - Class I
           2002 ................................     0.00%      660,476   $10.772444    $ 7,114,941       10.09%       3.23%
           2001 ................................     0.00%      335,319    10.435872      3,499,346       11.31%       4.22%
           2000 ................................     0.00%      167,390    10.013612      1,676,179        9.51%      -8.28%
           1999 ................................     0.00%      130,767    10.917180      1,427,607        6.75%       3.19%
           1998 ................................     0.00%       79,031    10.579676        836,122        4.68%       5.80%

        Federated Quality Bond Fund II - Primary Shares
           2002 ................................     0.00%    2,274,059    12.869670     29,266,389        3.20%       9.31%
           2001 ................................     0.00%    1,119,384    11.773915     13,179,532        2.92%       8.01%
           2000 ................................     0.00%      184,168    10.900349      2,007,495        0.89%      10.45%
           1999 ................................     0.00%        3,972     9.869090         39,200        0.00%      -1.31% 5/3/99

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002 ................................     0.00%    3,282,138    10.112108     33,189,334        1.50%     -17.00%
           2001 ................................     0.00%    2,522,098    12.182836     30,726,306        1.13%      -5.09%
           2000 ................................     0.00%    1,731,014    12.835974     22,219,251        1.23%       8.30%
           1999 ................................     0.00%    1,196,502    11.851816     14,180,722        0.89%       6.25%
           1998 ................................     0.00%      511,915    11.154137      5,709,970        0.00%      11.54%

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002 ................................     0.00%    4,393,697     9.772625     42,937,953        0.14%     -30.20%
           2001 ................................     0.00%    3,993,015    14.000586     55,904,550        0.00%     -17.73%
           2000 ................................     0.00%    3,245,205    17.016859     55,223,196        0.07%     -11.07%
           1999 ................................     0.00%    1,564,447    19.134456     29,934,842        0.04%      37.29%
           1998 ................................     0.00%      255,829    13.937692      3,565,666        0.00%      39.38%

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002 ................................     0.00%    1,244,727     7.297581      9,083,496        9.18%       3.62%
           2001 ................................     0.00%    1,007,961     7.042763      7,098,830       13.22%     -11.90%
           2000 ................................     0.00%      775,357     7.993621      6,197,910        6.11%     -22.61%
           1999 ................................     0.00%      664,736    10.329299      6,866,257        5.78%       8.07%
           1998 ................................     0.00%      368,689     9.557602      3,523,783        0.00%      -4.42%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002 ................................     0.00%    1,180,783     8.136116      9,606,987        0.64%     -20.34%
           2001 ................................     0.00%      903,417    10.213884      9,227,396        5.46%     -21.27%
           2000 ................................     0.00%      709,131    12.973519      9,199,925        1.16%     -19.15%
           1999 ................................     0.00%      392,522    16.046561      6,298,628        0.30%      42.46%
           1998 ................................     0.00%       92,817    11.263759      1,045,468        0.00%      12.64%

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002 ................................     0.00%    3,355,920    11.945132     40,086,907        0.69%      -9.42%
           2001 ................................     0.00%    2,969,205    13.187991     39,157,849        0.61%     -12.36%
           2000 ................................     0.00%    2,414,828    15.048072     36,338,506        0.26%      -6.71%
           1999 ................................     0.00%    1,324,909    16.131283     21,372,482        0.18%      24.15%
           1998 ................................     0.00%      362,774    12.993755      4,713,796        0.00%      29.94%

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract         Income      Total
                                                    Rate*       Units     Fair Value   Owners' Equity      Ratio**   Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
            2002 ...............................     0.00%    1,183,841   $ 7.177547     $ 8,497,074       0.93%     -21.92%
            2001 ...............................     0.00%    1,134,917     9.192068      10,432,234       0.23%     -14.44%
            2000 ...............................     0.00%      959,519    10.743116      10,308,224       1.03%     -17.18%
            1999 ...............................     0.00%      673,044    12.971233       8,730,211       0.45%       4.18%
            1998 ...............................     0.00%      193,229    12.450522       2,405,802       0.00%      24.51%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 ................................     0.00%       19,541     7.509507         146,743       0.00%     -24.90% 5/1/02

        Gartmore GVIT Emerging Markets Fund - Class I
           2002 ................................     0.00%      146,740     7.002885       1,027,603       0.23%     -15.23%
           2001 ................................     0.00%      118,171     8.260926         976,202       0.24%      -5.18%
           2000 ................................     0.00%        2,391     8.712299          20,831       0.00%     -12.88% 10/2/00

        Gartmore GVIT Global Financial Services Fund - Class I
           2002 .................................    0.00%       14,069     8.663891         121,892       0.02%     -13.36% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 ................................     0.00%       24,643     8.340128         205,526       0.00%     -16.60% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ................................     0.00%      469,967     1.972253         926,894       0.67%     -42.78%
           2001 ................................     0.00%      287,368     3.446837         990,511       0.00%     -42.72%
           2000 ................................     0.00%       91,498     6.017639         550,602       0.00%     -39.82% 10/2/00

        Gartmore GVIT Global Utilities Fund - Class I
           2002 ................................     0.00%        8,397     8.683837          72,918       0.61%     -13.16% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 ................................     0.00%    3,339,535    14.246814      47,577,734       4.66%      10.98%
           2001 ................................     0.00%    1,748,673    12.836894      22,447,530       5.61%       7.25%
           2000 ................................     0.00%      796,198    11.968657       9,529,421       6.29%      12.54%
           1999 ................................     0.00%      509,816    10.635188       5,421,989       6.57%      -2.35%
           1998 ................................     0.00%      166,631    10.890820       1,814,748       3.55%       8.91%

        Gartmore GVIT Growth Fund - Class I
           2002 ................................     0.00%    1,934,729     5.100354       9,867,803       0.00%     -28.72%
           2001 ................................     0.00%    1,791,588     7.155414      12,819,554       0.00%     -28.13%
           2000 ................................     0.00%    1,582,653     9.956531      15,757,734       0.19%     -26.53%
           1999 ................................     0.00%    1,343,877    13.552350      18,212,691       0.69%       4.28%
           1998 ................................     0.00%      485,064    12.996420       6,304,095       0.47%      29.96%

        Gartmore GVIT ID Aggressive Fund
           2002 ................................     0.00%      154,196     8.331709       1,284,716       0.86%     -16.68% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2002 ................................     0.00%      202,573    10.050418       2,035,943       2.18%       0.50% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002 ................................     0.00%      398,104     9.140249       3,638,770       1.66%      -8.60% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 ................................     0.00%      375,973     8.687687       3,266,336       1.05%     -13.12% 1/25/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS,Continued

                                                   Contract                                          Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                     Rate*     Units     Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  ----------  --------------  ----------  ---------
        Gartmore GVIT ID Moderately Conservative Fund
           2002 .................................    0.00%      418,980  $ 9.642427   $  4,039,984      1.99%     -3.58% 1/25/02

        Gartmore GVIT International Growth Fund - Class I
           2002 .................................    0.00%       72,938    5.008923        365,341      0.00%    -24.10%
           2001 .................................    0.00%       26,572    6.599732        175,368      0.26%    -28.65%
           2000 .................................    0.00%        2,697    9.249730         24,947      0.00%     -7.50% 10/2/00

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................    0.00%   13,460,393   12.271344    165,177,113      1.51%      1.21%
           2001 .................................    0.00%   11,115,360   12.124461    134,767,749      3.18%      3.60%
           2000 .................................    0.00%    6,735,623   11.702768     78,825,433      5.56%      6.03%
           1999 .................................    0.00%    4,602,015   11.037591     50,795,159      4.09%      4.85%
           1998 .................................    0.00%    2,000,515   10.527225     21,059,872      4.03%      5.27%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 .................................    0.00%       15,191    8.452459        128,401      1.19%    -15.48% 5/1/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2002 .................................    0.00%      103,027    7.561458        779,034      0.03%    -25.36%
           2001 .................................    0.00%      124,500   10.130359      1,261,230      0.53%     -3.26%
           2000 .................................    0.00%      114,604   10.471261      1,200,048      1.11%      7.61%
           1999 .................................    0.00%       96,106    9.730781        935,186      0.88%     -3.07%
           1998 .................................    0.00%       34,463   10.038994        345,974      0.61%      0.39%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .................................    0.00%      741,006   10.222874      7,575,211      0.00%    -33.29%
           2001 .................................    0.00%      479,685   15.323736      7,350,566      0.00%    -10.84%
           2000 .................................    0.00%      220,651   17.186287      3,792,171      0.00%    -16.17%
           1999 .................................    0.00%       32,108   20.501257        658,254      0.00%    105.01% 5/3/99

        Gartmore GVIT Small Cap Growth Fund - Class I - Initial Funding By Depositor
           2000 .................................    0.00%      100,000   17.186295      1,718,630      0.00%    -16.17%
           1999 .................................    0.00%      100,000   20.501257      2,050,126      0.00%    157.84% 5/3/99

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................    0.00%    1,878,685   12.875081     24,188,222      0.01%    -27.16%
           2001 .................................    0.00%    1,567,879   17.676405     27,714,464      0.04%     28.28%
           2000 .................................    0.00%      731,305   13.779795     10,077,233      0.00%     11.20%
           1999 .................................    0.00%      345,575   12.391945      4,282,346      0.00%     27.84%
           1998 .................................    0.00%      106,497    9.693575      1,032,337      0.00%     -3.06%

        Gartmore GVIT Small Company Fund - Class I
           2002 .................................    0.00%    1,515,751   12.218656     18,520,440      0.00%    -17.33%
           2001 .................................    0.00%    1,244,437   14.779740     18,392,455      0.13%     -6.70%
           2000 .................................    0.00%      922,404   15.841678     14,612,427      0.02%      8.90%
           1999 .................................    0.00%      393,286   14.547287      5,721,244      0.00%     44.02%
           1998 .................................    0.00%      159,205   10.100944      1,608,121      0.00%      1.01%

                                                   Contract                                         Investment
                                                    Expense                Unit        Contract       Income      Total
                                                     Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ---------  ----------  --------------  ----------  ---------
        Gartmore GVIT Total Return Fund - Class I
           2002 .................................    0.00%   3,234,937  $ 9.007395   $29,138,355       0.95%    -17.35%
           2001 .................................    0.00%   3,002,565   10.898647    32,723,896       0.88%    -11.82%
           2000 .................................    0.00%   2,459,963   12.359389    30,403,640       0.68%     -2.12%
           1999 .................................    0.00%   1,852,310   12.627200    23,389,489       0.60%      6.94%
           1998 .................................    0.00%     702,365   11.807411     8,293,112       0.66%     18.07%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2002 .................................    0.00%      48,858    8.226323       401,922       0.00%    -17.74% 5/1/02

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 .................................    0.00%     279,292    7.778516     2,172,477       2.00%    -25.39%
           2001 .................................    0.00%   1,687,489   10.425406    17,592,758       1.84%    -18.81%
           2000 .................................    0.00%   1,172,113   12.840541    15,050,565       0.94%    -12.32%
           1999 .................................    0.00%     595,841   14.645021     8,726,104       0.11%     22.92%
           1998 .................................    0.00%      41,464   11.913908       493,998       0.79%     19.14%

        J.P. Morgan GVIT Balanced Fund - Class I
           2002 .................................    0.00%   1,025,461    9.174983     9,408,587       2.28%    -12.31%
           2001 .................................    0.00%     730,655   10.463220     7,645,004       2.54%     -3.67%
           2000 .................................    0.00%     382,020   10.862308     4,149,619       3.36%     -0.35%
           1999 .................................    0.00%     224,583   10.900657     2,448,102       3.80%      0.87%
           1998 .................................    0.00%      67,360   10.806799       727,946       2.69%      8.07%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .................................    0.00%   3,279,169    5.412895    17,749,797       0.32%    -15.93%
           2001 .................................    0.00%   3,009,852    6.438372    19,378,547       1.01%    -21.83%
           2000 .................................    0.00%   2,083,464    8.236248    17,159,926       1.22%    -17.64% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .................................    0.00%   3,153,932    2.437287     7,687,037       0.00%    -40.93%
           2001 .................................    0.00%   2,757,839    4.126190    11,379,368       0.63%    -37.31%
           2000 .................................    0.00%   1,878,974    6.582411    12,368,179       1.20%    -34.18% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .................................    0.00%   2,935,440    4.703343    13,806,381       0.70%    -25.76%
           2001 .................................    0.00%   2,646,977    6.335104    16,768,875       0.81%    -23.43%
           2000 .................................    0.00%   1,639,208    8.273482    13,561,958       5.19%    -17.27% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .................................    0.00%     574,913   12.296568     7,069,457       4.49%      7.21%
           2001 .................................    0.00%   1,505,377   11.469927    17,266,564       6.01%      4.19%
           2000 .................................    0.00%   1,105,931   11.008804    12,174,978       6.99%      5.65%
           1999 .................................    0.00%     590,762   10.419701     6,155,563       5.75%      1.56%
           1998 .................................    0.00%      74,773   10.260092       767,178       4.43%      2.60%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................    0.00%     568,694   11.086748     6,304,967       0.75%    -26.45%
           2001 .................................    0.00%     527,509   15.073287     7,951,295       0.29%     -1.51%
           2000 .................................    0.00%     253,627   15.303939     3,881,492       0.40%      1.13%
           1999 .................................    0.00%     177,738   15.132896     2,689,691       0.19%     14.93%
           1998 .................................    0.00%      55,695   13.166703       733,320       0.00%     31.67%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                  Contract                                             Investment
                                                  Expense                   Unit         Contract        Income       Total
                                                   Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002 ...............................     0.00%    1,415,445   $10.561769    $14,949,603        0.00%      -29.34%
           2001 ...............................     0.00%    1,320,243    14.947072     19,733,767        0.00%      -24.64%
           2000 ...............................     0.00%      903,690    19.835316     17,924,977        0.00%       -7.46%
           1999 ...............................     0.00%      280,847    21.434231      6,019,739        0.00%       53.89%
           1998 ...............................     0.00%       85,802    13.928381      1,195,083        0.00%       39.28%

        Neuberger Berman AMT - Partners Portfolio
           2002 ...............................     0.00%      887,402     8.305600      7,370,406        0.54%      -24.14%
           2001 ...............................     0.00%      811,919    10.948898      8,889,618        0.33%       -2.83%
           2000 ...............................     0.00%      648,616    11.267369      7,308,196        0.65%        0.70%
           1999 ...............................     0.00%      582,704    11.188893      6,519,813        0.98%        7.37%
           1998 ...............................     0.00%      375,069    10.420882      3,908,550        0.01%        4.21%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ...............................     0.00%    2,165,861     9.088271     19,683,932        0.63%      -27.79%
           2001 ...............................     0.00%    1,900,037    12.586003     23,913,871        0.86%      -31.27%
           2000 ...............................     0.00%    1,531,755    18.311377     28,048,543        0.00%      -11.24%
           1999 ...............................     0.00%      431,151    20.629873      8,894,590        0.00%       83.60%
           1998 ...............................     0.00%      100,709    11.236019      1,131,568        0.00%       12.36%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ...............................     0.00%    2,688,225    11.205948     30,124,110        0.57%      -26.86%
           2001 ...............................     0.00%    2,119,767    15.320868     32,476,670        0.59%      -12.58%
           2000 ...............................     0.00%    1,394,931    17.524709     24,445,760        0.09%       -0.23%
           1999 ...............................     0.00%      618,285    17.565274     10,860,345        0.13%       41.66%
           1998 ...............................     0.00%      164,300    12.399968      2,037,315        0.00%       24.00%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 ...............................     0.00%    1,533,749     6.574074     10,082,979        0.55%      -22.13%
           2001 ...............................     0.00%      784,596     8.442846      6,624,223        0.39%      -12.04%
           2000 ...............................     0.00%      228,958     9.598100      2,197,562        0.00%       -4.02% 5/1/00

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 ...............................     0.00%    2,347,711     8.480652     19,910,120        0.75%      -18.80%
           2001 ...............................     0.00%    1,858,823    10.443747     19,413,077        0.50%      -10.16%
           2000 ...............................     0.00%    1,325,991    11.624742     15,414,303        0.28%       -8.78%
           1999 ...............................     0.00%      460,733    12.743006      5,871,123        0.24%       21.71%
           1998 ...............................     0.00%      139,668    10.470163      1,462,347        0.00%        4.70%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 ...............................     0.00%      863,328     7.864311      6,789,480        0.00%      -37.01%
           2001 ...............................     0.00%      781,507    12.485925      9,757,838        0.00%      -30.31%
           2000 ...............................     0.00%      569,923    17.915535     10,210,475        0.00%      -15.38%
           1999 ...............................     0.00%      211,257    21.171385      4,472,603        0.00%       84.75%
           1998 ...............................     0.00%       36,919    11.459357        423,068        0.00%       14.59%

        Strong Opportunity Fund II, Inc.
           2002 ...............................     0.00%    1,334,891     6.960374      9,291,341        0.50%      -26.82%
           2001 ...............................     0.00%      833,759     9.511087      7,929,954        0.65%       -3.70%
           2000 ...............................     0.00%      156,475     9.854316      1,541,954        0.00%       -1.23% 5/1/00

                                                  Contract                                             Investment
                                                   Expense                   Unit       Contract         Income       Total
                                                   Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------   ----------   --------------   ----------   ---------
        Turner GVIT Growth Focus Fund - Class I
           2002 ...............................     0.00%      156,451   $ 2.210411    $   345,821       0.00%       -42.86%
           2001 ...............................     0.00%      105,096     3.868223        406,535       0.00%       -39.03%
           2000 ...............................     0.00%       12,379     6.344311         78,536       0.00%       -36.56% 10/2/00

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ...............................     0.00%      596,497     7.312205      4,361,708       0.21%        -2.90%
           2001 ...............................     0.00%      527,543     7.530636      3,972,734       0.00%        -1.81%
           2000 ...............................     0.00%      408,641     7.669407      3,134,034       0.00%       -41.87%
           1999 ...............................     0.00%      194,066    13.192491      2,560,214       0.00%       100.28%
           1998 ...............................     0.00%       43,904     6.586990        289,195       0.00%       -34.13%

        Van Eck WIT - Worldwide Hard Assets Fund

           2002 ...............................     0.00%      244,054     8.097327      1,976,185       0.75%        -2.83%
           2001 ...............................     0.00%      171,698     8.333503      1,430,846       1.04%       -10.44%
           2000 ...............................     0.00%      138,471     9.305371      1,288,524       0.70%        11.40%
           1999 ...............................     0.00%       53,013     8.353043        442,820       0.82%        21.00%
           1998 ...............................     0.00%       22,344     6.903203        154,245       0.00%       -30.97%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 ...............................     0.00%      229,797    12.411489      2,852,123       8.74%         9.22%
           2001 ...............................     0.00%      135,438    11.363553      1,539,057      10.76%        10.10%
           2000 ...............................     0.00%      116,206    10.321107      1,199,375      13.84%        11.39%
           1999 ...............................     0.00%       62,633     9.266040        580,360      20.09%        29.37%
           1998 ...............................     0.00%       21,992     7.162164        157,510      23.61%       -28.38%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2002 ...............................     0.00%      282,160     4.228519      1,193,119       0.00%       -31.16%
           2001 ...............................     0.00%      197,987     6.142256      1,216,087       0.00%       -29.31%
           2000 ...............................     0.00%       38,928     8.689212        338,254       0.00%       -13.11% 5/1/00

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002 ...............................     0.00%    1,098,781    11.917684     13,094,925       4.01%        -0.79%
           2001 ...............................     0.00%      636,426    12.012213      7,644,885       5.40%         9.84%
           2000 ...............................     0.00%      320,762    10.935907      3,507,823       8.01%         4.31%
           1999 ...............................     0.00%      146,473     8.539870      1,250,860       4.73%        -3.37%
           1998 ...............................     0.00%       81,141     8.837916        717,117       0.01%       -11.62%

     The BEST of AMERICA(R)Corporate Variable Universal Life Series(SM)
      Reduced Fee Tier (0.10%)

        American Century VP Income & Growth Fund - Class I
           2002 ...............................     0.10%      483,390     7.585400      3,666,707       1.00%       -19.45%
           2001 ...............................     0.10%      559,907     9.417116      5,272,709       0.85%        -8.44%
           2000 ...............................     0.10%      540,359    10.285709      5,557,975       0.48%       -10.70%
           1999 ...............................     0.10%       55,124    11.518727        634,958       0.01%        15.19% 4/1/99

        American Century VP International Fund - Class I
           2002 ...............................     0.10%    1,065,487     7.479659      7,969,479       0.78%       -20.45%
           2001 ...............................     0.10%    1,067,581     9.402604     10,038,041       0.08%       -29.24%
           2000 ...............................     0.10%      619,313    13.288939      8,230,013       0.10%       -16.91%
           1999 ...............................     0.10%          218    15.993145          3,487       0.00%        59.93% 4/1/99

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                                             Investment
                                                    Expense                  Unit          Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity      Ratio**   Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        American Century VP Ultra Fund - Class I
           2002..................................     0.10%        3,004   $ 8.033091     $    24,131       0.66%     -19.67% 5/1/02

        American Century VP Value Fund - Class I
           2002..................................     0.10%      455,713    11.944573       5,443,297       0.75%     -12.71%
           2001..................................     0.10%      350,055    13.683342       4,789,922       0.60%      12.71%
           2000..................................     0.10%      124,532    12.140456       1,511,875       0.62%      18.02%
           1999..................................     0.10%          946    10.286399           9,731       0.69%       2.86% 4/1/99

        Comstock GVIT Value Fund - Class I
           2002..................................     0.10%      211,612     6.747487       1,427,849       1.34%     -25.22%
           2001..................................     0.10%      205,053     9.022847       1,850,162       1.63%     -12.24%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002..................................     0.10%       15,615     8.996113         140,474       0.76%     -23.17%
           2001..................................     0.10%       25,873    11.709370         302,957       0.00%       0.84%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002..................................     0.10%      185,632    11.781293       2,186,985       0.45%     -15.39%
           2001..................................     0.10%      170,502    13.923857       2,374,045       0.55%      -1.40%
           2000..................................     0.10%       97,058    14.122042       1,370,657       0.66%      15.09%

        Dreyfus IP - European Equity Portfolio
           2001..................................     0.10%       40,585     9.087189         368,804       0.79%     -28.20%
           2000..................................     0.10%       36,592    12.656379         463,122       0.38%      -2.10%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002..................................     0.10%      173,580     7.670098       1,331,376       0.29%     -23.30% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002..................................     0.10%      103,586     5.982920         619,747       0.22%     -29.02%
           2001..................................     0.10%      112,446     8.428546         947,756       0.08%     -22.65%
           2000..................................     0.10%       42,696    10.896922         465,255       1.06%     -11.12%

        Dreyfus Stock Index Fund
           2002..................................     0.10%    3,024,447     7.047709      21,315,422       1.45%     -22.44%
           2001..................................     0.10%    2,163,531     9.086757      19,659,480       1.14%     -12.27%
           2000..................................     0.10%    4,975,884    10.357445      51,537,445       1.01%      -9.37%
           1999..................................     0.10%    1,242,820    11.428481      14,203,545       1.02%      14.28% 4/1/99

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002..................................     0.10%      471,098     8.025278       3,780,692       1.22%     -16.80%
           2001..................................     0.10%      285,642     9.645425       2,755,138       0.90%      -9.40%
           2000..................................     0.10%      498,451    10.646157       5,306,588       0.82%      -2.10%
           1999..................................     0.10%      117,874    10.726699       1,264,399       1.00%       7.27% 4/1/99

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2002..................................     0.10%       23,131     9.436677         218,280       0.37%      -5.63% 9/3/02

                                                    Contract                                             Investment
                                                    Expense                  Unit          Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity      Ratio**   Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Federated GVIT High Income Bond Fund - Class I
           2002..................................     0.10%      383,942   $ 9.791148     $ 3,759,233      10.09%       3.12%
           2001..................................     0.10%      226,888     9.494719       2,154,238      11.31%       4.11%
           2000..................................     0.10%    1,268,447     9.119705      11,567,862       9.51%      -8.37%
           1999..................................     0.10%      594,118     9.952512       5,912,967       6.75%      -0.47% 4/1/99

        Federated Quality Bond Fund II - Primary Shares
           2002..................................     0.10%    1,174,189    12.822629      15,056,190       3.20%       9.20%
           2001..................................     0.10%    1,268,418    11.742610      14,894,538       2.92%       7.91%
           2000..................................     0.10%    4,027,297    10.882300      43,826,254       0.89%      10.34%
           1999..................................     0.10%    1,129,926     9.862542      11,143,943       0.00%      -1.37% 5/3/99

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002..................................     0.10%    1,076,277     8.837687       9,511,799       1.50%     -17.08%
           2001..................................     0.10%      358,181    10.658123       3,817,537       1.13%      -5.18%
           2000..................................     0.10%      215,028    11.240819       2,417,091       1.23%       8.20%
           1999..................................     0.10%       59,030    10.389282         613,279       0.89%       3.89% 4/1/99

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002..................................     0.10%    1,133,702     6.390869       7,245,341       0.14%     -30.27%
           2001..................................     0.10%    1,700,271     9.164946      15,582,892       0.00%     -17.81%
           2000..................................     0.10%    1,184,884    11.150661      13,212,240       0.07%     -11.16%

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002..................................     0.10%      844,975     7.243970       6,120,974       9.18%       3.51%
           2001..................................     0.10%      630,396     6.998020       4,411,524      13.22%     -11.98%
           2000..................................     0.10%      591,491     7.950841       4,702,851       6.11%     -22.69%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002..................................     0.10%      191,072     6.964010       1,330,627       0.64%     -20.42%
           2001..................................     0.10%      108,597     8.751211         950,355       5.46%     -21.35%
           2000..................................     0.10%      171,286    11.126859       1,905,875       1.16%     -19.23%
           1999..................................     0.10%          490    13.776193           6,750       0.30%      37.76% 4/1/99

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002..................................     0.10%      166,146     8.645878       1,436,478       0.69%      -9.51%
           2001..................................     0.10%      215,109     9.555012       2,055,369       0.61%     -12.45%
           2000..................................     0.10%      209,278    10.913660       2,283,989       0.26%      -6.81%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002..................................     0.10%       37,306     5.819798         217,113       0.93%     -21.99%
           2001..................................     0.10%       43,809     7.460705         326,846       0.23%     -14.52%
           2000..................................     0.10%        3,187     8.728402          27,817       1.03%     -17.26%

        Gartmore GVIT Emerging Markets Fund - Class I
           2002..................................     0.10%       32,769     6.987132         228,961       0.23%     -15.31%
           2001..................................     0.10%        4,374     8.250608          36,088       0.24%      -5.28%

        Gartmore GVIT Global Financial Services Fund - Class I
           2002..................................     0.10%        1,597     8.658094          13,827       0.02%     -13.42% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002..................................     0.10%      109,706     1.967806         215,880       0.67%     -42.84%
           2001..................................     0.10%       26,875     3.442527          92,518       0.00%     -42.78%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                   Contract                                           Investment
                                                   Expense                   Unit        Contract       Income      Total
                                                    Rate*       Units     Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  -----------  --------------  ----------  ---------
        Gartmore GVIT Global Utilities Fund - Class I
           2002 .................................    0.10%          200   $ 8.678027   $      1,736      0.61%     -13.22% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 .................................    0.10%    1,835,772    13.210181     24,250,880      4.66%      10.87%
           2001 .................................    0.10%    1,008,673    11.914756     12,018,093      5.61%       7.15%
           2000 .................................    0.10%      304,223    11.120055      3,382,976      6.29%      12.43%
           1999 .................................    0.10%       59,316     9.890955        586,692      6.57%      -1.09% 4/1/99

        Gartmore GVIT Growth Fund - Class I
           2002 .................................    0.10%      278,378     3.872224      1,077,942      0.00%     -28.79%
           2001 .................................    0.10%      242,722     5.437881      1,319,893      0.00%     -28.21%
           2000 .................................    0.10%      587,392     7.574275      4,449,069      0.19%     -26.61%
           1999 .................................    0.10%      234,561    10.320007      2,420,671      0.69%       3.20% 4/1/99

        Gartmore GVIT ID Aggressive Fund
           2002 .................................    0.10%        4,815     8.323942         40,080      0.86%     -16.76% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 .................................    0.10%        6,436     8.679579         55,862      1.05%     -13.20% 1/25/02

        Gartmore GVIT International Growth Fund - Class I
           2002 .................................    0.10%       15,806     4.997657         78,993      0.00%     -24.18%
           2001 .................................    0.10%        6,321     6.591491         41,665      0.26%     -28.72%

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................    0.10%    1,193,207    11.481201     13,699,449      1.51%       1.11%
           2001 .................................    0.10%   14,433,921    11.355131    163,899,064      3.18%       3.50%
           2000 .................................    0.10%    8,179,266    10.971228     89,736,592      5.56%       5.92%
           1999 .................................    0.10%    4,669,469    10.357933     48,366,047      4.09%       3.58% 3/31/99

        Gartmore GVIT Money Market Fund - Class V
           2002 .................................    0.10%   11,193,504    10.020530    112,164,843      0.28%       0.21% 10/21/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2002 .................................    0.10%       68,838     7.672215        528,140      0.03%     -25.43%
           2001 .................................    0.10%       43,765    10.289042        450,300      0.53%      -3.35%
           2000 .................................    0.10%          505    10.645991          5,376      1.11%       7.50%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .................................    0.10%       65,945    10.185475        671,681      0.00%     -33.35%
           2001 .................................    0.10%       38,878    15.282975        594,172      0.00%     -10.93%
           2000 .................................    0.10%       29,192    17.157856        500,872      0.00%     -16.25%

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................    0.10%      280,707    13.895068      3,900,443      0.01%     -27.24%
           2001 .................................    0.10%      270,154    19.095903      5,158,835      0.04%      28.15%
           2000 .................................    0.10%      222,101    14.901350      3,309,605      0.00%      11.09%

                                                   Contract                                           Investment
                                                   Expense                   Unit        Contract       Income      Total
                                                    Rate*       Units     Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  -----------  --------------  ----------  ---------
        Gartmore GVIT Small Company Fund - Class I
           2002 .................................    0.10%      388,032  $ 12.407717   $  4,814,591      0.00%     -17.41%
           2001 .................................    0.10%      358,315    15.023475      5,383,136      0.13%      -6.80%
           2000 .................................    0.10%    1,331,219    16.119172     21,458,148      0.02%       8.79%
           1999 .................................    0.10%      434,818    14.816849      6,442,633      0.00%      48.17% 4/1/99

        Gartmore GVIT Total Return Fund - Class I
           2002 .................................    0.10%   16,109,248     7.452447    120,053,317      0.95%     -17.44%
           2001 .................................    0.10%    9,361,607     9.026234     84,500,055      0.88%     -11.91%
           2000 .................................    0.10%       43,448    10.246333        445,183      0.68%      -2.22%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 .................................    0.10%       44,257     6.301972        278,906      2.00%     -25.46%
           2001 .................................    0.10%       33,960     8.454886        287,128      1.84%     -18.89%
           2000 .................................    0.10%      141,948    10.424035      1,479,671      0.94%     -12.41%
           1999 .................................    0.10%       52,708    11.900760        627,265      0.11%      19.01% 4/1/99

        J.P. Morgan GVIT Balanced Fund - Class I
           2002 .................................    0.10%      192,540     8.375591      1,612,636      2.28%     -12.40%
           2001 .................................    0.10%      113,898     9.561159      1,088,997      2.54%      -3.77%
           2000 .................................    0.10%      148,185     9.935839      1,472,342      3.36%      -0.45%
           1999 .................................    0.10%       59,518     9.980828        594,039      3.80%      -0.19% 4/1/99

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .................................    0.10%      182,330     5.397045        984,043      0.32%     -16.01%
           2001 .................................    0.10%      242,326     6.425959      1,557,177      1.01%     -21.91%
           2000 .................................    0.10%       75,935     8.228654        624,843      1.22%     -17.71% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .................................    0.10%      293,034     2.430136        712,112      0.00%     -40.99%
           2001 .................................    0.10%      422,625     4.118218      1,740,462      0.63%     -37.38%
           2000 .................................    0.10%      157,837     6.576328      1,037,988      1.20%     -34.24% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .................................    0.10%      520,482     4.689573      2,440,838      0.70%     -25.83%
           2001 .................................    0.10%      498,186     6.322889      3,149,975      0.81%     -23.51%
           2000 .................................    0.10%      230,451     8.265856      1,904,875      5.19%     -17.34% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .................................    0.10%      479,688    11.964522      5,739,238      4.49%       7.10%
           2001 .................................    0.10%      246,281    11.171361      2,751,294      6.01%       4.08%
           2000 .................................    0.10%      271,955    10.733031      2,918,901      6.99%       5.55%
           1999 .................................    0.10%      232,330    10.168791      2,362,515      5.75%       1.69% 4/1/99

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................    0.10%       67,810     8.005967        542,885      0.75%     -26.52%
           2001 .................................    0.10%      136,520    10.895640      1,487,473      0.29%      -1.61%
           2000 .................................    0.10%       57,098    11.073505        632,275      0.40%       1.03%

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002 .................................    0.10%      687,560     7.726029      5,312,108      0.00%     -29.41%
           2001 .................................    0.10%      570,922    10.944879      6,248,672      0.00%     -24.72%
           2000 .................................    0.10%      391,150    14.538915      5,686,897      0.00%      -7.55%
           1999 .................................    0.10%       44,838    15.726546        705,147      0.00%      57.27% 4/1/99

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                    Contract                                             Investment
                                                     Expense                  Unit         Contract        Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Partners Portfolio
           2002 .................................     0.10%       29,344   $ 7.762839     $   227,793       0.54%     -24.22%
           2001 .................................     0.10%       14,582    10.243656         149,373       0.33%      -2.92%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .................................     0.10%    1,125,894     7.293537       8,211,750       0.63%     -27.86%
           2001 .................................     0.10%    1,417,226    10.110661      14,329,092       0.86%     -31.34%
           2000 .................................     0.10%      827,728    14.724854      12,188,174       0.00%     -11.33%
           1999 .................................     0.10%          850    16.605768          14,115       0.00%      66.06% 4/1/99

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .................................     0.10%      969,758     8.415727       8,161,219       0.57%     -26.93%
           2001 .................................     0.10%      997,036    11.517595      11,483,457       0.59%     -12.66%
           2000 .................................     0.10%      533,112    13.187632       7,030,485       0.09%      -0.33%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .................................     0.10%      769,291     6.556537       5,043,885       0.55%     -22.21%
           2001 .................................     0.10%      235,861     8.428773       1,988,019       0.39%     -12.12%
           2000 .................................     0.10%      145,609     9.591764       1,396,647       0.00%      -4.08% 5/1/00

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .................................     0.10%      322,290     7.783700       2,508,609       0.75%     -18.88%
           2001 .................................     0.10%      200,772     9.595068       1,926,421       0.50%     -10.25%
           2000 .................................     0.10%      209,160    10.690852       2,236,099       0.28%      -8.87%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .................................     0.10%      509,655     6.092407       3,105,026       0.00%     -37.08%
           2001 .................................     0.10%      481,759     9.682440       4,664,603       0.00%     -30.38%
           2000 .................................     0.10%      499,194    13.906958       6,942,270       0.00%     -15.46%
           1999 .................................     0.10%      240,293    16.450708       3,952,990       0.00%      64.51% 4/1/99

        Strong Opportunity Fund II, Inc.
           2002 .................................     0.10%      226,501     6.941814       1,572,328       0.50%     -26.89%
           2001 .................................     0.10%      282,804     9.495237       2,685,291       0.65%      -3.80%
           2000 .................................     0.10%      285,161     9.847803       2,808,209       0.00%      -1.30% 5/1/00

        T.Rowe Price Equity Income Portfolio - II
           2002 .................................     0.10%          512    10.126777           5,185       0.77%       1.27% 9/3/02

        T.Rowe Price Mid Cap Growth Portfolio - II
           2002 .................................     0.10%          844    10.253796           8,654       0.00%       2.54% 9/3/02

        Turner GVIT Growth Focus Fund - Class I
           2002 .................................     0.10%       45,497     2.205430         100,340       0.00%     -42.91%
           2001 .................................     0.10%       10,063     3.863379          38,877       0.00%     -39.09%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .................................     0.10%       63,522     9.967428         633,151       0.21%      -3.00%
           2001 .................................     0.10%       53,871    10.275468         553,550       0.00%      -1.91%
           2000 .................................     0.10%       16,342    10.475365         171,188       0.00%     -41.92%

                                                    Contract                                           Investment
                                                     Expense                Unit         Contract        Income       Total
                                                      Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .................................     0.10%     10,722   $11.332655     $  121,509        0.75%       -2.93%
           2001 .................................     0.10%      5,578    11.674866         65,122        1.04%      -10.53%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .................................     0.10%      2,680    16.152298         43,288        8.74%        9.11%
           2001 .................................     0.10%        147    14.803302          2,176       10.76%        9.99%
           2000 .................................     0.10%      1,276    13.458822         17,173       13.84%       11.28%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2002 .................................     0.10%     63,481     4.217224        267,714        0.00%      -31.23%
           2001 .................................     0.10%     83,050     6.132002        509,263        0.00%      -29.38%
           2000 .................................     0.10%     49,713     8.683462        431,681        0.00%      -13.17% 5/1/00

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002 .................................     0.10%    346,576    14.096819      4,885,619        4.01%       -0.89%
           2001 .................................     0.10%    255,847    14.222851      3,638,874        5.40%        9.73%
           2000 .................................     0.10%     23,692    12.961511        307,084        8.01%        4.28% 9/21/00

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
      Reduced Fee Tier (0.25%)

        American Century VP Income & Growth Fund - Class I
           2002 .................................     0.25%      1,435     7.445299         10,684        1.00%      -19.57%

        American Century VP International Fund - Class I
           2002 .................................     0.25%     49,356     5.898746        291,139        0.78%      -20.57%

        American Century VP Value Fund - Class I
           2002 .................................     0.25%     90,011    10.366670        933,114        0.75%      -12.84%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .................................     0.25%      1,104     4.810802          5,311        0.00%      -34.32%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002 .................................     0.25%      5,253     8.258105         43,380        0.76%      -23.29%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .................................     0.25%      1,993     8.927901         17,793        0.45%      -15.51%

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2002 .................................     0.25%        425     5.479795          2,329        0.22%      -29.12%

        Dreyfus Stock Index Fund
           2002 .................................     0.25%    529,695     6.815999      3,610,401        1.45%      -22.56%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .................................     0.25%     48,950     7.513649        367,793        1.22%      -16.92%

        Federated GVIT High Income Bond Fund - Class I
           2002 .................................     0.25%     47,160    11.023733        519,879       10.09%        2.97%

        Federated Quality Bond Fund II - Primary Shares
           2002 .................................     0.25%     55,859    12.752372        712,335        3.20%        9.03%

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002 .................................     0.25%    244,789     8.170844      2,000,133        1.50%      -17.20%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                   Contract                                         Investment
                                                   Expense                  Unit        Contract       Income     Total
                                                    Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ---------  ----------  --------------  ----------  ---------
        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002 .................................    0.25%      78,608  $ 5.726150   $   450,121       0.14%    -30.37%

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002 .................................    0.25%         606    9.275222         5,621       9.18%      3.36%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002 .................................    0.25%       1,213    6.254343         7,587       0.64%    -20.54%

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002 .................................    0.25%       7,198    8.162207        58,752       0.69%     -9.65%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002 .................................    0.25%         794    6.699267         5,319       0.93%    -22.11%

        Gartmore GVIT Government Bond Fund - Class I
           2002 .................................    0.25%   1,141,119   12.065916    13,768,646       4.66%     10.71%

        Gartmore GVIT Growth Fund - Class I
           2002 .................................    0.25%      49,665    4.981328       247,398       0.00%    -28.90%

        Gartmore GVIT International Growth Fund - Class I
           2002 .................................    0.25%          65    4.980814           324       0.00%    -24.29%

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................    0.25%   1,395,229   10.485477    14,629,642       1.51%      0.96%

        Gartmore GVIT Money Market Fund - Class V
           2002 .................................    0.25%         656   10.017601         6,572       0.28%      0.18% 10/21/02

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 .................................    0.25%          42    7.632212           321       0.03%    -25.55%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .................................    0.25%         209   10.129586         2,117       0.00%    -33.45%

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................    0.25%      89,722    9.994656       896,741       0.01%    -27.34%

        Gartmore GVIT Small Company Fund - Class I
           2002 .................................    0.25%      98,835    8.373012       827,547       0.00%    -17.54%

        Gartmore GVIT Total Return Fund - Class I
           2002 .................................    0.25%         588    7.294217         4,289       0.95%    -17.56%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 .................................    0.25%          85    6.219415           529       2.00%    -25.58%

        J.P.Morgan GVIT Balanced Fund - Class I
           2002 .................................    0.25%       1,233    8.510165        10,493       2.28%    -12.53%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .................................    0.25%         318    5.373376         1,709       0.32%    -16.14%

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .................................    0.25%         708    2.419456         1,713       0.00%    -41.08%

                                                   Contract                                       Investment
                                                   Expense               Unit        Contract       Income      Total
                                                    Rate*     Units   Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  -------  ----------  --------------  ----------  ---------
        Janus AS - International Growth Portfolio - Service Shares
           2002 .................................    0.25%       905  $ 4.668998    $    4,225       0.70%    -25.94%

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .................................    0.25%    42,803   11.490701       491,836       4.49%      6.94%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................    0.25%       535    7.435383         3,978       0.75%    -26.63%

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002 .................................    0.25%   217,507    5.656826     1,230,399       0.00%    -29.52%

        Neuberger Berman AMT - Partners Portfolio
           2002 .................................    0.25%    53,464    7.765195       415,158       0.54%    -24.33%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .................................    0.25%    11,391    5.069121        57,742       0.63%    -27.97%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .................................    0.25%   345,299    6.568116     2,267,964       0.57%    -27.04%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .................................    0.25%   228,358    6.530337     1,491,255       0.55%    -22.33%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .................................    0.25%     1,058    7.414306         7,844       0.75%    -19.00%

        PIMCO VIT Total Return Portfolio - Administrative Shares
           2002 .................................    0.25%       165   10.331952         1,705       0.98%      3.32% 8/30/02

        Pioneer High Yield VCT Portfolio - Class I Shares
           2002 .................................    0.25%       162   10.362072         1,679       1.76%      3.62% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .................................    0.25%     5,143    4.953560        25,476       0.00%    -37.17%

        Strong Opportunity Fund II, Inc.
           2002 .................................    0.25%   182,111    6.914071     1,259,128       0.50%    -27.00%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .................................    0.25%       399    9.250254         3,691       0.21%     -3.14%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .................................    0.25%       497    9.692423         4,817       0.75%     -3.08%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .................................    0.25%       83    12.359143         1,026       8.74%      8.95%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2002 .................................    0.25%       354    4.200344         1,487       0.00%    -31.33%

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002 .................................    0.25%       770   11.491482         8,848       4.01%     -1.03%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                    Contract                                             Investment
                                                    Expense                  Unit         Contract         Income         Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**      Return***
                                                    --------   ---------   ----------   --------------   ----------  --------------
     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
      Reduced Fee Tier (0.40%)

        Aim VIF Basic Value Fund - Series I
           2002 .................................     0.40%       39,881   $9.839124     $   392,394        0.00%     -1.61% 9/3/02

        Aim VIF Capital Development Fund - Series I
           2002 .................................     0.40%           24    9.809368             235        0.00%     -1.91% 9/3/02

        Alliance VPS Growth & Income Portfolio - Class A
           2002 .................................     0.40%        5,432   10.011053          54,380        0.00%      0.11% 9/3/02

        American Century VP Income & Growth Fund - Class I
           2002 .................................     0.40%    2,529,796    8.355578      21,137,908        1.00%    -19.69%
           2001 .................................     0.40%    1,861,201   10.404509      19,364,883        0.85%     -8.72%
           2000 .................................     0.40%      763,555   11.398555       8,703,424        0.48%    -10.97%
           1999 .................................     0.40%      355,846   12.803106       4,555,934        0.01%     17.55%

        American Century VP International Fund - Class I
           2002 .................................     0.40%    2,893,353    7.397247      21,402,847        0.78%    -20.69%
           2001 .................................     0.40%    1,918,932    9.326990      17,897,860        0.08%    -29.46%
           2000 .................................     0.40%    1,191,245   13.221985      15,750,624        0.10%    -17.16%
           1999 .................................     0.40%      204,837   15.960157       3,269,231        0.00%     63.39%
           1998 .................................     0.40%        3,234    9.768200          31,590        0.03%     -2.32% 5/1/98

        American Century VP Ultra Fund - Class I
           2002 .................................     0.40%        4,655    8.016962          37,319        0.66%    -19.83% 5/1/02

        American Century VP Value Fund - Class I
           2002 .................................     0.40%      872,044   10.653510       9,290,329        0.75%    -12.97%
           2001 .................................     0.40%      428,754   12.241061       5,248,404        0.60%     12.37%
           2000 .................................     0.40%      111,911   10.893612       1,219,115        0.62%     17.67%
           1999 .................................     0.40%       23,107    9.257533         213,914        0.69%     -1.25%
           1998 .................................     0.40%          440    9.374321           4,125        0.05%     -6.26% 5/1/98

        Baron Capital Asset Trust
           2002 .................................     0.40%        7,134    9.694252          69,159        0.00%     -3.06% 9/3/02

        Comstock GVIT Value Fund - Class I
           2002 .................................     0.40%      254,670    7.252185       1,846,914        1.34%    -25.44%
           2001 .................................     0.40%      115,152    9.726929       1,120,075        1.63%    -12.51%
           2000 .................................     0.40%       29,855   11.117142         331,902        1.02%    -10.98%
           1999 .................................     0.40%          965   12.487973          12,051        0.30%     18.02%
           1998 .................................     0.40%          211   10.581467           2,233        0.73%      5.81% 5/1/98

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .................................     0.40%       27,170    5.555805         150,951        0.00%    -34.42%
           2001 .................................     0.40%       25,001    8.471776         211,803        0.00%    -28.92%
           2000 .................................     0.40%      106,896   11.411760       1,219,871        0.00%    -19.26%
           1999 .................................     0.40%        4,981   14.762349          73,531        0.00%     62.85%
           1998 .................................     0.40%          985    9.065227           8,929        0.00%     -9.35% 5/1/98

                                                    Contract                                              Investment
                                                    Expense                    Unit         Contract        Income       Total
                                                     Rate*       Units      Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ----------   ----------   --------------   ----------  ----------
        Credit Suisse Trust - International Focus Portfolio
           2002 .................................     0.40%        32,357   $ 6.196425    $    200,498      0.00%     -20.22%
           2001 .................................     0.40%        39,874     7.767318         309,714      0.00%     -22.59%
           2000 .................................     0.40%        48,933    10.033586         490,973      0.55%     -26.19%
           1999 .................................     0.40%         3,445    13.593893          46,831      1.34%      52.82%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002 .................................     0.40%        45,124     8.788383         396,567      0.76%     -23.40%
           2001 .................................     0.40%       140,668    11.473418       1,613,943      0.00%       0.54%
           2000 .................................     0.40%        10,994    11.918959         131,037      2.02%       8.48%
           1999 .................................     0.40%        42,745    10.519954         449,675      1.08%       5.82%
           1998 .................................     0.40%        16,145     9.941469         160,505      1.26%      -0.59% 5/1/98

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .................................     0.40%       922,042    11.255500      10,378,044      0.45%     -15.64%
           2001 .................................     0.40%       321,337    13.342471       4,287,430      0.55%      -1.70%
           2000 .................................     0.40%        38,007    13.573326         515,881      0.66%      14.75%

        Dreyfus IP - European Equity Portfolio
           2001 .................................     0.40%        30,039     9.025727         271,124      0.79%     -28.42%
           2000 .................................     0.40%         8,448    12.608842         106,519      0.38%      -2.39%

        Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
           2002 .................................     0.40%         2,842     9.966854          28,326      0.60%      -0.33% 9/3/02

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .................................     0.40%         5,221     7.654697          39,965      0.29%     -23.45% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .................................     0.40%       368,609     6.983004       2,573,998      0.22%     -29.23%
           2001 .................................     0.40%       556,416     9.867078       5,490,200      0.08%     -22.89%
           2000 .................................     0.40%       136,511    12.795380       1,746,710      1.06%     -11.39%
           1999 .................................     0.40%        28,931    14.439525         417,750      0.02%      29.56%
           1998 .................................     0.40%           397    11.144998           4,425      0.31%      11.45% 5/1/98

        Dreyfus Stock Index Fund
           2002 .................................     0.40%    14,027,919     8.097446     113,590,317      1.45%     -22.67%
           2001 .................................     0.40%    10,538,036    10.471621     110,350,319      1.14%     -12.53%
           2000 .................................     0.40%     7,299,831    11.972080      87,394,161      1.01%      -9.64%
           1999 .................................     0.40%     3,707,136    13.249543      49,117,858      1.02%      20.12%
           1998 .................................     0.40%       111,613    11.030001       1,231,092      0.90%      10.30% 5/1/98

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .................................     0.40%     1,866,807     9.074997      16,941,268      1.22%     -17.05%
           2001 .................................     0.40%     1,760,221    10.939900      19,256,642      0.90%      -9.67%
           2000 .................................     0.40%     1,368,457    12.111451      16,574,000      0.82%      -1.05%
           1999 .................................     0.40%       843,808    12.239522      10,327,807      1.00%      11.01%
           1998 .................................     0.40%        10,106    11.025485         111,424      0.98%      10.25% 5/1/98

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ................................      0.40%         7,620     9.427437          71,837      0.37%      -5.73% 9/3/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                                             Investment
                                                     Expense                  Unit         Contract        Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Federated GVIT High Income Bond Fund - Class I
           2002..................................     0.40%      555,227   $10.070195     $ 5,591,244      10.09%       2.81%
           2001..................................     0.40%      410,468     9.794650       4,020,390      11.31%       3.80%
           2000..................................     0.40%      224,564     9.436226       2,119,037       9.51%      -8.64%
           1999..................................     0.40%       80,137    10.328712         827,712       6.75%       2.78%
           1998..................................     0.40%       13,423    10.049520         134,895       4.68%       0.50% 5/1/98

        Federated Quality Bond Fund II - Primary Shares
           2002 .................................     0.40%    2,571,167    12.682507      32,608,843       3.20%       8.87%
           2001 .................................     0.40%    1,654,009    11.649181      19,267,850       2.92%       7.58%
           2000 .................................     0.40%      607,272    10.828312       6,575,731       0.89%      10.01%
           1999 .................................     0.40%           18     9.842943             177       0.00%      -1.57% 5/3/99

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002 .................................     0.40%    2,559,502     8.838834      22,623,013       1.50%     -17.33%
           2001 .................................     0.40%    1,857,873    10.691577      19,863,592       1.13%      -5.47%
           2000 .................................     0.40%      351,542    11.310203       3,976,011       1.23%       7.87%
           1999 .................................     0.40%      118,952    10.484615       1,247,166       0.89%       5.83%
           1998 .................................     0.40%        5,995     9.906965          59,392       0.00%      -0.93% 5/1/98

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002..................................     0.40%    3,005,019     8.313850      24,983,277       0.14%     -30.48%
           2001 .................................     0.40%    2,428,287    11.958538      29,038,762       0.00%     -18.06%
           2000 .................................     0.40%    2,131,137    14.593603      31,100,967       0.07%     -11.42%
           1999 .................................     0.40%      758,262    16.475102      12,492,444       0.04%      36.74%
           1998 .................................     0.40%          185    12.048634           2,229       0.00%      20.49% 5/1/98

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002 .................................     0.40%      774,551     6.765203       5,239,995       9.18%       3.20%
           2001 .................................     0.40%      638,130     6.555148       4,183,037      13.22%     -12.25%
           2000 .................................     0.40%      441,041     7.470194       3,294,662       6.11%     -22.92%
           1999 .................................     0.40%      230,895     9.691447       2,237,707       5.78%       7.64%
           1998 .................................     0.40%           77     9.003329             693       0.00%      -9.97% 5/1/98

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002 .................................     0.40%    1,627,578     6.758846      11,000,549       0.64%     -20.66%
           2001 .................................     0.40%    1,216,927     8.518959      10,366,951       5.46%     -21.59%
           2000 .................................     0.40%    1,216,616    10.864367      13,217,763       1.16%     -19.47%
           1999 .................................     0.40%      504,007    13.491426       6,799,773       0.30%      41.89%
           1998 .................................     0.40%        3,076     9.508092          29,247       0.00%      -4.92% 5/1/98

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002 .................................     0.40%    1,492,216    10.257824      15,306,889       0.69%      -9.79%
           2001 .................................     0.40%    1,079,652    11.370566      12,276,254       0.61%     -12.71%
           2000 .................................     0.40%      671,658    13.026647       8,749,452       0.26%      -7.09%
           1999 .................................     0.40%      230,228    14.020034       3,227,804       0.18%      23.65%
           1998 .................................     0.40%        2,712    11.338370          30,750       0.00%      13.38% 5/1/98
                                                                                          -----------

                                                   Contract                                             Investment
                                                    Expense                  Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------  ---------   -----------   --------------   ----------   ---------
        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002 ................................    0.40%      402,649   $ 6.381088     $  2,569,339      0.93%      -22.23%
           2001 ................................    0.40%      504,352     8.204875        4,138,145      0.23%      -14.78%
           2000 ................................    0.40%      397,095     9.628054        3,823,252      1.03%      -17.51%
           1999 ................................    0.40%      125,424    11.671298        1,463,861      0.45%        3.77%
           1998 ................................    0.40%        1,228    11.247664           13,812      0.00%       12.48% 5/1/98

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 ................................    0.40%          953     7.489405            7,137      0.00%      -25.11% 5/1/02

        Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
           2002 ................................    0.40%       14,717     9.474024          139,429      0.00%       -5.26% 9/3/02

        Gartmore GVIT Emerging Markets Fund - Class I
           2002 ................................    0.40%       10,388     6.940105           72,094      0.23%      -15.57%
           2001 ................................    0.40%        2,423     8.219735           19,916      0.24%       -5.56%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 ................................    0.40%          292     8.317804            2,429      0.00%      -16.82% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ................................    0.40%       46,574     1.954523           91,030      0.67%      -43.01%
           2001 ................................    0.40%       29,402     3.429593          100,837      0.00%      -42.95%

        Gartmore GVIT Global Utilities Fund - Class I
           2002 ................................    0.40%        2,326     8.660608           20,145      0.61%      -13.39% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 ................................    0.40%    9,515,935    13.728864      130,642,977      4.66%       10.54%
           2001 ................................    0.40%    6,811,337    12.419760       84,595,171      5.61%        6.82%
           2000 ................................    0.40%    3,170,399    11.626380       36,860,264      6.29%       12.09%
           1999 ................................    0.40%    1,312,872    10.372218       13,617,395      6.57%       -2.74%
           1998 ................................    0.40%      270,361    10.664112        2,883,160      3.55%        6.64% 5/1/98

        Gartmore GVIT Growth Fund - Class I
           2002 ................................    0.40%      174,753     4.322008          755,284      0.00%      -29.01%
           2001 ................................    0.40%      192,191     6.087822        1,170,025      0.00%      -28.42%
           2000 ................................    0.40%      178,360     8.505270        1,517,000      0.19%      -26.82%
           1999 ................................    0.40%       65,598    11.623180          762,457      0.69%        3.86%
           1998 ................................    0.40%          847    11.191056            9,479      0.47%       11.91% 5/1/98

        Gartmore GVIT ID Aggressive Fund
           2002 ................................    0.40%        4,346     8.300685           36,075      0.86%      -16.99% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2002 ................................    0.40%        6,694    10.013037           67,027      2.18%        0.13% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002 ................................    0.40%        9,222     9.106228           83,978      1.66%       -8.94% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 ................................    0.40%       14,555     8.655338          125,978      1.05%      -13.45% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002 ................................    0.40%        4,849     9.606563           46,582      1.99%       -3.93% 1/25/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                   Contract                                          Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                     Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  ----------  --------------  ----------  ---------
        Gartmore GVIT International Growth Fund - Class I
           2002 .................................    0.40%       40,096  $ 4.964024   $    199,038      0.00%     -24.41%
           2001 .................................    0.40%       10,028    6.566849         65,852      0.26%     -28.94%

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................    0.40%    4,829,326   11.838269     57,170,860      1.51%       0.81%
           2001 .................................    0.40%   16,843,508   11.743544    197,802,477      3.18%       3.19%
           2000 .................................    0.40%    5,646,634   11.380873     64,263,624      5.56%       5.60%
           1999 .................................    0.40%    3,786,796   10.776865     40,809,789      4.09%       4.43%
           1998 .................................    0.40%      394,891   10.319833      4,075,209      4.03%       3.20% 4/30/98

        Gartmore GVIT Money Market Fund - Class V
           2002 .................................    0.40%   15,116,078   10.014669    151,382,518      0.28%       0.15% 10/21/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2002 .................................    0.40%       30,787    6.735208        207,357      0.03%     -25.66%
           2001 .................................    0.40%       37,680    9.059635        341,367      0.53%      -3.64%
           2000 .................................    0.40%        2,481    9.402302         23,327      1.11%       7.18%
           1999 .................................    0.40%          791    8.772237          6,939      0.88%      -3.46%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .................................    0.40%      312,346   10.074004      3,146,575      0.00%     -33.55%
           2001 .................................    0.40%      162,269   15.161271      2,460,204      0.00%     -11.20%
           2000 .................................    0.40%       59,757   17.072794      1,020,219      0.00%     -16.50%
           1999 .................................    0.40%          118   20.447188          2,413      0.00%     104.47% 5/3/99

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................    0.40%    1,401,972   11.216089     15,724,643      0.01%     -27.45%
           2001 .................................    0.40%      594,303   15.460620      9,188,293      0.04%      27.76%
           2000 .................................    0.40%      152,675   12.101060      1,847,529      0.00%      10.76%
           1999 .................................    0.40%        8,548   10.925665         93,393      0.00%      27.33%

        Gartmore GVIT Small Company Fund - Class I
           2002 .................................    0.40%    2,331,936   10.781666     25,142,155      0.00%     -17.66%
           2001 .................................    0.40%    1,522,194   13.093906     19,931,465      0.13%      -7.08%
           2000 .................................    0.40%      493,035   14.091380      6,947,544      0.02%       8.47%
           1999 .................................    0.40%       72,698   12.991606        944,464      0.00%      43.45%
           1998 .................................    0.40%          257    9.056852          2,328      0.00%      -9.43% 5/1/98

        Gartmore GVIT Total Return Fund - Class I
           2002 .................................    0.40%      368,763    7.615719      2,808,395      0.95%     -17.68%
           2001 .................................    0.40%      358,546    9.251754      3,317,179      0.88%     -12.17%
           2000 .................................    0.40%      212,989   10.534111      2,243,650      0.68%      -2.51%
           1999 .................................    0.40%       42,084   10.805244        454,728      0.60%       6.52%
           1998 .................................    0.40%           70   10.144232            710      0.66%       1.44% 5/1/98

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 .................................    0.40%       82,915    6.666122        552,722      2.00%     -25.69%
           2001 .................................    0.40%    1,549,764    8.970354     13,901,932      1.84%     -19.14%
           2000 .................................    0.40%      942,496   11.093053     10,455,158      0.94%     -12.67%
           1999 .................................    0.40%      468,148   12.702408      5,946,607      0.11%      22.43%

                                                   Contract                                          Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                     Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  ----------  --------------  ----------  ---------
        Goldman Sachs VIT Mid Cap Value Fund
           2002 .................................    0.40%        7,368  $ 9.877029    $    72,774      0.27%      -1.23% 9/3/02

        J.P.Morgan GVIT Balanced Fund - Class I
           2002 .................................    0.40%      943,228    8.363123      7,888,332      2.28%     -12.66%
           2001 .................................    0.40%      351,646    9.575644      3,367,237      2.54%      -4.06%
           2000 .................................    0.40%      117,858    9.980967      1,176,337      3.36%      -0.75%
           1999 .................................    0.40%       43,881   10.056111        441,272      3.80%       0.47%
           1998 .................................    0.40%          349   10.009481          3,493      2.69%       0.09% 5/1/98

        Janus AS - Balanced Portfolio - Service Shares
           2002 .................................    0.40%          977   10.033996          9,803      2.14%       0.34% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .................................    0.40%    1,902,427    5.349794     10,177,593      0.32%     -16.26%
           2001 .................................    0.40%    1,517,392    6.388873      9,694,425      1.01%     -22.14%
           2000 .................................    0.40%      535,891    8.205940      4,397,489      1.22%     -17.94% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .................................    0.40%      783,206    2.408830      1,886,610      0.00%     -41.17%
           2001 .................................    0.40%      677,164    4.094407      2,772,585      0.63%     -37.57%
           2000 .................................    0.40%      343,351    6.558143      2,251,745      1.20%     -34.42% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .................................    0.40%    3,375,569    4.648509     15,691,363      0.70%     -26.05%
           2001 .................................    0.40%    2,212,967    6.286392     13,911,578      0.81%     -23.74%
           2000 .................................    0.40%      383,403    8.243024      3,160,400      5.19%     -17.57% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .................................    0.40%      775,887   11.784392      9,143,357      4.49%       6.78%
           2001 .................................    0.40%    1,739,536   11.036224     19,197,909      6.01%       3.77%
           2000 .................................    0.40%    1,055,243   10.635225     11,222,747      6.99%       5.23%
           1999 .................................    0.40%      460,632   10.106222      4,655,249      5.75%       1.15%
           1998 .................................    0.40%       15,549    9.991296        155,355      4.43%      -0.09% 5/1/98

        Neuberger Berman AMT - Fasciano Portfolio - S Class
           2002 .................................    0.40%        3,552   10.057930         35,726      0.00%       0.58% 9/3/02

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................    0.40%    1,042,854    7.738827      8,070,467      0.75%     -26.74%
           2001 .................................    0.40%      270,845   10.563782      2,861,148      0.29%      -1.90%
           2000 .................................    0.40%       86,066   10.768698        926,819      0.40%       0.73%
           1999 .................................    0.40%       25,154   10.690765        268,916      0.19%      14.47%
           1998 .................................    0.40%          838    9.338993          7,826      0.00%      -6.61% 5/1/98

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002 .................................    0.40%    1,801,971    8.429938     15,190,504      0.00%     -29.62%
           2001 .................................    0.40%    1,272,440   11.978031     15,241,326      0.00%     -24.95%
           2000 .................................    0.40%      827,220   15.959556     13,202,064      0.00%      -7.83%
           1999 .................................    0.40%      315,266   17.314889      5,458,796      0.00%      53.28%
           1998 .................................    0.40%           70   11.296584            791      0.00%      12.97% 5/1/98

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                              Contract                                             Investment
                                              Expense                   Unit        Contract         Income       Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                              --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Partners Portfolio
           2002 ...........................     0.40%      341,601   $ 7.323519    $ 2,501,721         0.54%     -24.45%
           2001 ...........................     0.40%      322,706     9.693032      3,128,000         0.33%      -3.22%
           2000 ...........................     0.40%      241,651    10.015242      2,420,193         0.65%       0.03%
           1999 ...........................     0.40%       94,285     9.985118        941,447         0.98%       6.94%
           1998 ...........................     0.40%       26,750     9.337008        249,765         0.01%      -6.63% 5/1/98
        One Group(R) IT Mid Cap Growth Portfolio
           2002 ...........................     0.40%       19,940    10.070202        200,800         0.00%       0.70% 9/18/02

        One Group(R) IT Mid Cap Value Portfolio
           2002 ...........................     0.40%       39,000     9.922131        386,963         0.00%      -0.78% 9/18/02

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ...........................     0.40%    2,442,509     7.709999     18,831,742         0.63%     -28.08%
           2001 ...........................     0.40%    2,155,828    10.720152     23,110,804         0.86%     -31.54%
           2000 ...........................     0.40%    1,068,591    15.659821     16,733,944         0.00%     -11.59%
           1999 ...........................     0.40%      138,018    17.712996      2,444,712         0.00%      82.87%
           1998 ...........................     0.40%        1,235     9.685930         11,962         0.00%      -3.14% 5/1/98

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ...........................     0.40%    3,582,220     9.479881     33,959,019         0.57%     -27.15%
           2001 ...........................     0.40%    2,694,063    13.013036     35,057,939         0.59%     -12.93%
           2000 ...........................     0.40%      911,021    14.945030     13,615,236         0.09%      -0.63%
           1999 ...........................     0.40%      188,390    15.039330      2,833,259         0.13%      41.09%
           1998 ...........................     0.40%          767    10.659314          8,176         0.00%       6.59% 5/1/98

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 ...........................     0.40%    1,442,545     6.504237      9,382,655         0.55%     -22.45%
           2001 ...........................     0.40%      813,325     8.386697      6,821,110         0.39%     -12.39%
           2000 ...........................     0.40%       43,440     9.572769        415,841         0.00%      -4.27% 5/1/00

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 ...........................     0.40%      704,851     7.125335      5,022,300         0.75%     -19.12%
           2001 ...........................     0.40%      544,668     8.809927      4,798,485         0.50%     -10.52%
           2000 ...........................     0.40%      327,513     9.845729      3,224,604         0.28%      -9.14%
           1999 ...........................     0.40%       97,691    10.835877      1,058,568         0.24%      21.22%
           1998 ...........................     0.40%       18,485     8.938847        165,235         0.00%     -10.61% 5/1/98

        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2002 ...........................     0.40%       45,027    10.182621        458,493         0.26%       1.83% 9/3/02

        PIMCO VIT Real Return Portfolio - Administrative Shares
           2002 ...........................     0.40%       48,671    10.358691        504,168         0.39%       3.59% 8/30/02

        PIMCO VIT Total Return Portfolio - Administrative Shares
           2002 ...........................     0.40%      185,190    10.326715      1,912,404         0.98%       3.27% 8/30/02

        Pioneer High Yield VCT Portfolio - Class I Shares
           2002 ...........................     0.40%          211    10.356990          2,185         1.76%       3.57% 9/3/02

        Royce Capital Fund - Micro Cap
           2002 ...........................     0.40%       43,606    10.104573        440,620         0.00%       1.05% 9/3/02

                                              Contract                                             Investment
                                              Expense                   Unit         Contract         Income      Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                              --------   ---------   ----------   --------------   ---------    ---------
        Strong GVIT Mid Cap Growth Fund - Class I
           2002 ...........................     0.40%    1,062,592   $ 7.106122    $ 7,550,908        0.00%      -37.27%
           2001 ...........................     0.40%      916,433    11.327538     10,380,930        0.00%      -30.59%
           2000 ...........................     0.40%      647,094    16.319202     10,560,058        0.00%      -15.72%
           1999 ...........................     0.40%      128,669    19.361969      2,491,285        0.00%       84.02%
           1998 ...........................     0.40%          477    10.521882          5,019        0.00%        5.22% 5/1/98

        Strong Opportunity Fund II, Inc.
           2002 ...........................     0.40%    1,740,569     6.886442     11,986,327        0.50%      -27.11%
           2001 ...........................     0.40%    1,042,724     9.447854      9,851,504        0.65%       -4.09%
           2000 ...........................     0.40%       72,473     9.828296        712,286        0.00%       -1.49% 5/1/00

        T.Rowe Price Equity Income Portfolio - II
           2002 ...........................     0.40%       16,487    10.116880        166,797        0.77%        1.17% 9/3/02

        T.Rowe Price Mid Cap Growth Portfolio - II
           2002 ...........................     0.40%       11,398    10.243767        116,758        0.00%        2.44% 9/3/02

        Turner GVIT Growth Focus Fund - Class I
           2002 ...........................     0.40%        6,098     2.190553         13,358        0.00%      -43.09%
           2001 ...........................     0.40%        2,944     3.848878         11,331        0.00%      -39.27%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ...........................     0.40%      170,526     6.907806      1,177,961        0.21%       -3.29%
           2001 ...........................     0.40%       93,450     7.142729        667,488        0.00%       -2.20%
           2000 ...........................     0.40%       41,537     7.303734        303,375        0.00%      -42.10%
           1999 ...........................     0.40%       10,044    12.613718        126,692        0.00%       99.48%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 ...........................     0.40%       38,434     7.898317        303,564        0.75%       -3.22%
           2001 ...........................     0.40%       13,391     8.161281        109,288        1.04%      -10.80%
           2000 ...........................     0.40%        3,041     9.149843         27,825        0.70%       10.96%
           1999 ...........................     0.40%          252     8.246159          2,078        0.82%       20.52%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 ...........................     0.40%      159,659    11.537562      1,842,076        8.74%        8.79%
           2001 ...........................     0.40%       80,313    10.605749        851,780       10.76%        9.66%
           2000 ...........................     0.40%       28,939     9.671636        279,887       13.84%       10.94%
           1999 ...........................     0.40%       12,553     8.717559        109,432       20.09%       28.86%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2002 ...........................     0.40%      265,456     4.183540      1,110,546        0.00%      -31.43%
           2001 ...........................     0.40%      127,633     6.101338        778,732        0.00%      -29.60%
           2000 ...........................     0.40%        8,201     8.666239         71,072        0.00%      -13.34% 5/1/00

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 ...........................     0.40%      636,267    11.848822      7,539,014        4.01%       -1.18%
           2001 ...........................     0.40%      318,295    11.990690      3,816,577        5.40%        9.40%
           2000 ...........................     0.40%      111,390    10.960329      1,220,871        8.01%        4.19%
           1999 ...........................     0.40%       38,697     8.593033        332,525        4.73%       -3.76%
                                                                                   -----------

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                     Contract
                                                                  Owners' Equity
                                                                  --------------

Contract Owners' Equity Total By Year

   2002 .......................................................   $2,276,440,710
                                                                  ==============

   2001 .......................................................   $2,087,035,414
                                                                  ==============

   2000 .......................................................   $1,414,892,441
                                                                  ==============

   1999 .......................................................   $  648,293,593
                                                                  ==============

   1998 .......................................................   $  107,989,704
                                                                  ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

ILLUSTRATIONS


Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the Insureds' ages and premium classes, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a policy year.


ADVERTISING

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

PERFORMANCE DATA

The following performance tables display historical investments results of the mutual fund Sub-Accounts. This information may be useful in helping potential investors in deciding which mutual fund Sub-Accounts to choose and in assessing the competence of the mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the mutual fund Sub-Accounts are not guaranteed and will fluctuate so that a policy owner's Accumulation Units, when redeemed, may be worth more or less than their original cost.



                                         Annual Percentage           Non Annualized           Annualized
                                              Change               Percentage Change        Percentage Change

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


  UNDERLYING      Fund      Unit                          1 mo     1 Yr   2 Yrs   3 Yrs   5 yrs  Inception  3 Yrs. 5 yrs. Inception
 INVESTMENT      Inception  Values   2000  2001   2002      To      to      to      to      to      to        to     to     To
 OPTIONS          Date**   12/31/02                      12/31/0212/31/0212/31/0212/31/0212/31/0212/31/02 12/31/0212/31/0212/31/02

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

American Century  10/30/97    9.89 -10.62  -8.35 -19.37     -5.32  -19.37  -26.10  -33.95   -1.11     6.61  -12.91   -0.22     1.25
VP Income &
Growth Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

American Century  05/01/94    9.14 -16.83 -29.17 -20.37     -3.70  -20.37  -43.60  -53.09   -8.62    32.22  -22.30   -1.79     3.28
VP International
Fund: Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

American Century  05/01/01    8.04     NA     NA -22.71     -5.96  -22.71      NA      NA      NA   -26.34      NA      NA   -16.78
VP Ultra Fund -
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

American Century  05/01/96   12.10  18.14  12.82 -12.62     -3.32  -12.62   -1.42   16.47   21.04    71.35    5.21    3.89     8.42
VP Value Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

JP Morgan GVIT    10/31/97    9.17  -0.35  -3.67 -12.31     -2.85  -12.31  -15.53  -15.83   -8.25    -6.91   -5.58   -1.71    -1.38
Balanced Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus GVIT      10/31/97   12.90  15.21  -1.30 -15.30     -4.16  -15.30  -16.41   -3.70   29.04    28.58   -1.25    5.23     4.99
Mid Cap Index
Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus - Small   05/01/02    7.68     NA     NA     NA     -3.29      NA      NA      NA      NA   -23.25      NA      NA       NA
Cap Stock Index
Portfolio:
Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially  10/06/93    8.24 -11.03 -22.57 -28.94     -6.61  -28.94  -44.98  -51.05  -17.63    88.04  -21.19   -3.80     7.08
Responsible
Growth Fund:
Initial Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock     09/29/89    9.56  -9.28 -12.18 -22.36     -5.93  -22.36  -31.82  -38.15   -4.36   222.36  -14.80   -0.89     9.23
Index Fund,Inc.:
Initial Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF       04/05/93   10.89  -0.65  -9.31 -16.71     -4.05  -16.71  -24.47  -24.96    8.91   157.13   -9.13    1.72    10.19
Appreciation
Portfolio:
Initial Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated GVIT    10/31/97   10.77  -8.28   4.22   3.23      0.67    3.23    7.58   -1.33    7.72    10.18   -0.44    1.50     1.89
High Income Bond
Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated         04/22/99   12.87  10.45   8.01   9.31      2.63    9.31   18.07   30.40      NA    27.79    9.25      NA     6.87
Insurance
Series-Federated
Quality Bond
Fund ll: Primary
Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP      10/09/86   10.11   8.30  -5.09 -17.00     -4.74  -17.00  -21.22  -14.68    1.12   370.12   -5.15    0.22    10.01
Equity Income
Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP      10/09/86    9.77 -11.07 -17.73 -30.20     -7.97  -30.20  -42.57  -48.93   -2.27   396.11  -20.07   -0.46    10.37
Growth
Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP      09/19/85    7.30 -22.61 -11.90   3.62      1.37    3.62   -8.71  -29.35  -27.02   209.99  -10.94   -6.11     6.77
High Income
Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP      01/28/87    8.14 -19.15 -21.27 -20.34     -6.97  -20.34  -37.29  -49.30  -18.64    92.90  -20.26   -4.04     4.21
Overseas
Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III  01/03/95   11.95  -6.71 -12.36  -9.42     -0.61   -9.42  -20.62  -25.95   19.45   151.03   -9.53    3.62    12.21
Contrafund(R)
Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III  01/03/95    7.18 -17.18 -14.44 -21.92    -6.47   -21.92  -33.19  -44.67  -28.22    46.19  -17.90   -6.42     4.87
Growth
Opportunities
Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III  02/20/02    7.51     NA     NA     NA    -11.14      NA      NA      NA      NA   -21.00      NA      NA       NA
Value Strategies
Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     08/30/00    7.00     NA  -5.18 -15.23     -5.38  -15.23  -19.62      NA      NA   -39.58      NA      NA   -19.40
Emerging Markets
Fund-Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     12/28/01    8.66     NA     NA -11.39     -5.68  -11.39      NA      NA      NA   -11.39      NA      NA   -11.31
Global Financial
Services Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     12/29/00    8.34     NA   1.60 -19.23     -3.53  -19.23  -17.94      NA      NA   -17.94      NA      NA    -9.39
Global Health
Sciences Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     06/30/00    1.97     NA -42.72 -42.78    -15.55  -42.78  -67.23      NA      NA   -75.41      NA      NA   -42.94
Global
Technology &
Communications
Fund: Class
I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     12/28/01    8.68     NA     NA -24.89    -2.59   -24.89      NA      NA      NA   -24.89      NA      NA   -24.72
Global Utilities
Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     11/08/82   14.25  12.54   7.25  10.98      2.33   10.98   19.03   33.96   42.47   453.88   10.24    7.34     8.87
Government Bond
Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT :   04/15/92    5.10 -26.53 -28.13 -28.72     -7.39  -28.72  -48.77  -62.37  -49.00    28.61  -27.80  -12.60     2.38
Growth Fund
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     08/30/00    5.01     NA -28.65 -24.10     -4.51  -24.10  -45.85      NA      NA   -53.27      NA      NA   -27.79
International
Growth Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore          12/31/01    8.45     NA     NA  -5.72     -2.22   -5.72      NA      NA      NA    -5.72      NA      NA    -5.72
Nationwide
Leaders Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     11/08/82    9.01  -2.12 -11.82 -17.35     -5.74  -17.35  -27.12  -28.67   -9.93   779.22  -10.65   -2.07    11.40
Nationwide Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     12/31/01    8.23     NA     NA -23.79    -10.21  -23.79      NA      NA      NA   -23.79      NA      NA   -23.79
US Growth
Leaders Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     10/31/97    7.78 -12.32 -18.81 -25.39     -6.80  -25.39  -39.42  -46.89  -22.21   -21.30  -19.02   -4.90    -4.53
Worldwide
Leaders Fund:
lass I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap    05/03/99   10.22 -16.17 -10.84 -33.29     -6.21  -33.29  -40.52  -50.14      NA     2.23  -20.70      NA     0.60
Growth Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap    10/31/97   12.88  11.20  28.28 -27.16     -6.70  -27.16   -6.57    3.90   28.75    26.68    1.28    5.18     4.68
Value Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small        10/23/95   12.22   8.90  -6.70 -17.33     -3.57  -17.33  -22.87  -16.01   22.19   101.43   -5.65    4.09    10.23
Company Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Nationwide GVIT   10/31/97    7.56   7.61  -3.26 -25.36     -5.22  -25.36  -27.79  -22.29  -24.39   -23.15   -8.06   -5.44    -4.97
Strategic Value
Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------



                                         Annual Percentage           Non Annualized           Annualized
                                              Change               Percentage Change        Percentage Change

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


  UNDERLYING      Fund      Unit                          1 mo     1 Yr   2 Yrs   3 Yrs   5 yrs  Inception  3 Yrs. 5 yrs. Inception
 INVESTMENT      Inception  Values   2000  2001   2002      To      to      to      to      to      to        to     to     To
 OPTIONS          Date**   12/31/02                      12/31/0212/31/0212/31/0212/31/0212/31/0212/31/02 12/31/0212/31/0212/31/02

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman  11/03/97   11.09   1.13  -1.51 -26.45     -4.72  -26.45  -27.56  -26.74   10.87    16.63   -9.85    2.08     3.03
AMT Guardian
Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman  11/03/97   10.56  -7.46 -24.64 -29.34     -6.41  -29.34  -46.75  -50.72    5.62    23.78  -21.02    1.10     4.22
AMT Mid Cap
Growth
Portfolio:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman  03/22/94    8.31   0.70  -2.83 -24.14     -7.17  -24.14  -26.29  -25.77  -16.94    88.33   -9.46   -3.65     7.48
AMT Partners
Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer       08/15/86    9.09 -11.24 -31.27 -27.79     -3.75  -27.79  -50.37  -55.95   -9.12   359.77  -23.91   -1.89     9.76
Aggressive
Growth Fund/VA:
Initial
Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer       04/03/85   11.21  -0.23 -12.58 -26.86     -7.57  -26.86  -36.06  -36.20   12.06   598.66  -13.91    2.30    11.58
Capital
Appreciation
Fund/VA:
Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer       06/30/95    6.57   5.09 -12.04 -22.13     -6.15  -22.13  -31.51  -28.02   30.16   197.15  -10.38    5.41     9.39
Global
Securities
Fund/VA:
Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer       07/05/95    8.48  -8.78 -10.16 -18.80     -5.08  -18.80  -27.05  -33.45  -15.19    86.47  -12.69   -3.24     8.68
Main Street(R)
Fund/VA: Initial
 Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT     10/31/97    7.86 -15.38 -30.31 -37.01     -7.59  -37.01  -56.10  -62.85  -21.36   -19.63  -28.12   -4.69    -4.14
Mid Cap Growth
Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Strong            06/30/95    6.96   6.35  -3.48 -26.82     -6.85  -26.82  -29.37  -24.88   15.07   223.26   -9.10    2.85    11.65
Opportunity Fund
II, Inc.:
Investor Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Van Eck           12/21/95    7.31 -41.87  -1.81  -2.90     -3.66   -2.90   -4.66  -44.57  -26.88   -18.84  -17.86   -6.07    -2.93
Worldwide
Emerging Markets
Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Van Eck           09/01/89    8.10  11.40 -10.44  -2.83      6.40   -2.83  -12.98   -3.06  -19.03    42.38   -1.03   -4.13     2.69
Worldwide Hard
Assets Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Comstock GVIT     10/31/97    8.02 -10.62 -12.15 -25.14     -4.61  -25.14  -34.24  -41.22  -19.82   -18.40  -16.23   -4.32    -3.86
Value Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Van Kampen GVIT   10/31/97   12.30   5.65   4.19   7.21      2.24    7.21   11.70   18.01   22.97    24.25    5.68    4.22     4.29
Multi Sector
Bond Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF    06/16/97   12.41  11.39  10.10   9.22      2.57    9.22   20.25   33.95   24.11    25.08   10.23    4.42     4.12
Emerging Markets
Debt Portfolio:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF    10/18/99    4.23  -7.33 -29.31 -31.16     -7.25  -31.16  -51.34  -54.90      NA   -37.59  -23.31      NA   -13.69
Mid Cap Growth
Portfolio:
Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF    07/03/95   11.92  28.06   9.84  -0.79      1.00   -0.79    8.98   39.55   19.18   120.43   11.75    3.57    11.13
US Real Estate
Portfolio:
Class I

-----------------------------------------------------------------------------------------------------------------------------------


The AIM Variable Insurance Funds, Inc.-AIM V.I. Basic Value Fund-Series I Shares, The AIM Variable Insurance Funds, Inc.-AIM V.I. Capital Appreciation Fund-Series I Shares, The AIM Variable Insurance Funds, Inc.-AIM V.I. Capital Development Fund-Series I Shares, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Growth & Income Portfolio-Class A, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Small Cap Value Portfolio-Class A, American Century Variable Portfolios II, Inc.-American Century VP Inflation Protection Fund-Class II, Dreyfus Variable Investment Fund-Developing Leaders Portfolio: Initial Shares, Federated Insurance Series-Federated American Leaders Fund II: Primary Shares, Federated Insurance Series-Federated Capital Appreciation Fund II: Primary Shares, Fidelity Variable Insurance Products Fund II-VIP II Investment Grade Bond Portfolio-Service Class, Fidelity Variable Insurance Products Fund III-VIP III Mid Cap Portfolio-Service Class, Franklin Templeton Variable Insurance Products Trust-Franklin Small Cap Value Securities Fund-Class 1, Franklin Templeton Variable Insurance Products Trust-Franklin Rising Dividends Securities Fund-Class 1, Franklin Templeton Variable Insurance Products Trust-Templeton Foreign Securities Fund-Class 1, Gartmore Variable Insurance Trust-Dreyfus GVIT International Value Fund-Class I, Janus Aspen Series, Balanced Portfolio-Service Shares, Janus Aspen Series-Risk-Managed Large Cap Core Portfolio-Service Shares, MFS(R) Variable Insurance Trust-MFS Investors Growth Stock Series-Initial Class, MFS(R) Variable Insurance Trust-MFS Value Series-Initial Class, Neuberger Berman Advisors Management Trust-AMT Limited Maturity Bond Portfolio-Class I, Neuberger Berman Advisors Management Trust-AMT Fasciano Portfolio-Class S, Neuberger Berman Advisors Management Trust-AMT Socially Responsive Portfolio, Oppenheimer Variable Accounts Funds-Oppenheimer Main Street(R) Small Cap Fund/VA-Initial Class, Oppenheimer Variable Accounts Funds-Oppenheimer High Income Fund/VA:
Initial Class, Putnam Variable Trust-Putnam VT Growth & Income Fund-Class IB, Putnam Variable Trust-Putnam VT International Equity Fund-Class IB, Putnam Variable Trust-Putnam VT Voyager Fund-Class IB and Van Kampen-The Universal Institutional Funds, Inc.-Core Plus Fixed Income Portfolio-Class I were added to the variable account on May 1, 2003. Therefore, no performance information is available.


**Fund Inception Date is the date the mutual fund first became effective, which is not necessarily the same date the mutual fund was first made available through the variable account. For those mutual funds which have not been offered as Sub-Accounts through the variable account for one of the quoted periods, the Cash Values will show the investment performance such mutual funds would have achieved (reduced by any applicable variable account and policy charges, and mutual fund investment advisory fees and expenses) had they been offered as Sub-Accounts through the variable account for the period quoted. Certain mutual funds are not as old as some of the periods quoted, therefore, the Cash Values may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percentage change in Accumulation Unit values, with dividends and capital gains reinvested, after the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds. The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures; i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in Accumulation Unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE. FUND PERFORMANCE WOULD BE LOWER THAN THAT REFLECTED IN THE PERFORMANCE TABLE IF THESE CHARGES WERE INCLUDED.

--------------------------------------------------------------------------------


Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. GVIT Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current Accumulation Unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I. The GVIT Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the GVIT Gartmore GVIT Money Market Fund: Class I's Prospectus and/or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the NAVs will remain constant. It should be noted that a policy owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

    GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

  TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE

    ATTAINED AGE OF      PERCENTAGE OF
    YOUNGER INSURED      CASH VALUE
      ----------         -----------
-----------------------------------------
       0-40                 250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------
-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------
         78                 105%
-----------------------------------------
-----------------------------------------
         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------
-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 101%
-----------------------------------------
-----------------------------------------
         95                 101%
-----------------------------------------
-----------------------------------------
         96                 101%
-----------------------------------------
-----------------------------------------
         97                 101%
-----------------------------------------
-----------------------------------------
         98                 101%
-----------------------------------------
-----------------------------------------
         99                 101%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.


The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55 and a female non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         1                  302%
----------------------------------------
----------------------------------------
         2                  290%
----------------------------------------
----------------------------------------
         3                  279%
----------------------------------------
----------------------------------------
         4                  269%
----------------------------------------
----------------------------------------
         5                  259%
----------------------------------------
----------------------------------------
         6                  249%
----------------------------------------
----------------------------------------
         7                  240%
----------------------------------------
----------------------------------------
         8                  231%
----------------------------------------
----------------------------------------
         9                  223%
----------------------------------------
----------------------------------------
         10                 215%
----------------------------------------
----------------------------------------
         11                 207%
----------------------------------------
----------------------------------------
         12                 200%
----------------------------------------
----------------------------------------
         13                 193%
----------------------------------------
----------------------------------------
         14                 186%
----------------------------------------
----------------------------------------
         15                 180%
----------------------------------------
----------------------------------------
         16                 174%
----------------------------------------
----------------------------------------
         17                 169%
----------------------------------------
----------------------------------------
         18                 164%
----------------------------------------
----------------------------------------
         19                 159%
----------------------------------------
----------------------------------------
         20                 154%
----------------------------------------
----------------------------------------
         21                 150%
----------------------------------------
----------------------------------------
         22                 146%
----------------------------------------
----------------------------------------
         23                 142%
----------------------------------------
----------------------------------------
         24                 139%
----------------------------------------
----------------------------------------
         25                 136%
----------------------------------------
----------------------------------------
         26                 133%
----------------------------------------
----------------------------------------
         27                 130%
----------------------------------------
----------------------------------------
         28                 127%
----------------------------------------
----------------------------------------
         29                 125%
----------------------------------------
----------------------------------------
         30                 123%
----------------------------------------
----------------------------------------
         31                 121%
----------------------------------------
----------------------------------------
         32                 119%
----------------------------------------
----------------------------------------
         33                 118%
----------------------------------------
----------------------------------------
         34                 116%
----------------------------------------
----------------------------------------
         35                 115%
----------------------------------------
----------------------------------------
         36                 113%
----------------------------------------
----------------------------------------
         37                 112%
----------------------------------------
----------------------------------------
         38                 111%
----------------------------------------
----------------------------------------
         39                 110%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------

PART C. OTHER INFORMATION

Item 27.      Exhibits

              (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

              (b)   Not Applicable


              (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.


              (d) The form of the contract - Filed previously with initial registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

             (e) The form of the contract application - Filed previously with initial registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

              (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

              (g) Reinsurance Contracts -Filed previously with registration statement (333-46338) and hereby incorporated by reference.

              (h) Participation Agreements - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

              (i)   Not Applicable

              (j)   Not Applicable


              (k) Opinion of Counsel - Filed previously with registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.


              (l)   Not Applicable

              (m)   Not Applicable

              (n)   Independent Auditors' Consent - Attached hereto.

              (o)   Not Applicable

              (p)   Not Applicable

              (q) Redeemability Exemption Procedures - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

Item 28.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    W.G. Jurgensen, Director, Chairman of the Board and Chief
                         Executive Officer
                    Joseph J. Gasper, Director, President and Chief Operating
                         Officer
                    Patricia R. Hatler, Executive Vice President, General
                         Counsel and Secretary
                    Richard D. Headley, Executive Vice President
                    Donna A. James, Executive Vice President-Chief
                          Administrative Officer
                    Michael C. Keller, Executive Vice President-Chief
                         Information Officer
                    Douglas C. Robinette, Executive Vice President-Corporate
                         Strategy
                    Robert A. Rosholt, Executive Vice President-Finance and
                         Investments
                    John R. Cook, Jr., Senior Vice President-Chief
                         Communications Officer
                    David A. Diamond, Senior Vice President-Corporate Strategy Philip C. Gath, Senior Vice President-Chief
                          Actuary-Nationwide Financial
                    David K. Hollingsworth, Senior Vice
                         President-President-Nationwide Insurance Sales
                    David R. Jahn, Senior Vice President-Product Management Richard A. Karas, Senior Vice President-Sales-Financial
                         Services
                    Gregory S. Lashutka, Senior Vice President-Corporate
                         Relations
                    Gary D. McMahan, Senior Vice President
                    Michael D. Miller, Senior Vice President-NI Finance
                    Brian W. Nocco, Senior Vice President and Treasurer
                    Mark D. Phelan, Senior Vice President-Technology and
                         Operations
                    Kathleen D. Ricord, Senior Vice President-Marketing and
                         Strategy
                    John S. Skubik, Senior Vice President-Consumer Finance Mark R. Thresher, Senior Vice President-Chief Financial
                         Officer
                    Richard M. Waggoner, Senior Vice President-Operations Susan A. Wolken, Senior Vice President-Product Management
                         and Nationwide Financial Marketing
                    James G. Brocksmith, Jr., Director
                    Henry S. Holloway, Director
                    James F. Patterson, Director
                    Gerald D. Prothro, Director
                    Joseph A. Alutto, Director
                    Donald L. McWhorter, Director
                    Arden L. Shisler, Director Alex Shumate, Director
                    Lydia M. Marshall, Director
                    David O. Miller, Director

                    The business address of the Directors and Officers of the Depositor is:
                    One Nationwide Plaza
                    Columbus, Ohio 43215

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

       *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
     ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
    ****Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
**National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 30.      INDEMNIFICATION

               Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

          o any threatened, pending or completed civil action, suit or proceeding;

          o any threatened, pending or completed criminal action, suit or proceeding;

          o any threatened, pending or completed administrative action or proceeding;

          o any threatened, pending or completed investigative action or proceeding;


              The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.
              Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue. Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent. However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted.


Item 31.      PRINCIPAL UNDERWRITER

               (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates

              (b) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

                     Joseph J. Gasper, Director and Chairman of the Board Richard A Karas, Director and Vice Chairman
                     Duane C. Meek, President

                     William G. Goslee, Senior Vice President
                     Mark R. Thresher, Director, Senior Vice President and Treasurer
                     Kevin S. Crossett, Vice President
                     Trey Rouse, Vice President
                     Peter R. Salvator, Vice President
                     Barbara J. Shane, Vice President-Compliance Officer
                     Karen R. Tackett, Vice President
                     Alan A Todryk, Vice President-Taxation
                     Carol L. Dove, Associate Vice President-Treasury Services and Assistant Treasurer
                     Glenn W. Soden, Associate Vice President and Secretary John F. Delaloye, Assistant Secretary
                     Dina A. Tantra, Assistant Secretary
                     Mark D. Maxwell, Assistant Secretary
                     E. Gary Berndt, Assistant Treasurer
                     Terry C. Smetzer, Assistant Treasurer

                     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:

                     One Nationwide Plaza
                     Columbus, Ohio 43215

              (c)

------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 32.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 33.      MANAGEMENT SERVICES
              Not Applicable

Item 34.      FEE REPRESENTATION

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of April, 2003.


                                               NATIONWIDE VLI SEPARATE ACCOUNT-4
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                    (Registrant)

                                               NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                     (Depositor)

                                                     By: /s/ STEVEN SAVINI, ESQ.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                             Steven Savini, Esq.


As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 30th day of April, 2003.


                   SIGNATURE                                      TITLE


W. G. JURGENSEN                             Director and Chief Executive Officer
-------------------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                      Director and President and
-------------------------------------------------
Joseph J. Gasper                                         Chief Operating Officer

JOSEPH A. ALUTTO                                                 Director
-------------------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                         Director
-------------------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                                Director
-------------------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                                Director
-------------------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                              Director
-------------------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                                  Director
-------------------------------------------------
David O. Miller

JAMES F. PATTERSON                                               Director
-------------------------------------------------
James F. Patterson

GERALD D. PROTHRO                                                Director
-------------------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                                 Director
-------------------------------------------------
Arden L. Shisler

ALEX SHUMATE                                                     Director
-------------------------------------------------
Alex Shumate

                                                            By /s/ STEVEN SAVINI
                                      ------------------------------------------
                                                                   Steven Savini
                                                                Attorney-in-Fact